UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2016

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

Portfolio Review  page 1

Portfolio of Investments  page 8

Financial Statements  page  35

Notes to Financial Statements  page 52

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Managers	Symbols
Daniel J. Fuss, CFA®, CIC	Class A LGMAX
Eileen N. Riley, CFA®	Class C LGMCX
David W. Rolley, CFA®	Class Y LSWWX
Lee M. Rosenbaum
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks high total investment return through a combination of capital appreciation and current income

Average Annual Total Returns — March 31, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/1/06)
NAV	3.18%	-1.78%	5.75%	6.96%
With 5.75% Maximum Sales Charge	-2.78	-7.41	4.51	6.33

Class C (Inception 2/1/06)
NAV	2.77	-2.53	4.95	6.15
With CDSC[1]	1.79	-3.46	4.95	6.15

Class Y (Inception 5/1/96)
NAV	3.35	-1.53	6.02	7.23

Comparative Performance
MSCI World Index[2]	5.42	-2.90	7.12	4.86
Citigroup World Government Bond Index[3]	5.78	5.92	1.16	4.19

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World Index is an unmanaged index that is designed to measure the equity market performance of developed markets.

3	Citigroup World Government Bond Index is an unmanaged index that includes the most significant and liquid government bond markets globally that carry at least an investment-grade rating.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz V. Hamzaogullari, CFA®	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class C LGRCX
Class N LGRNX
Class Y LSGRX

Objective

The Fund seeks long-term growth of capital

Average Annual Total Returns — March 31, 20163

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	9.05%	5.94%	13.80%	5.54%	—%
With 5.75% Maximum Sales Charge	2.81	-0.13	12.46	4.92	—

Class C (Inception 9/12/03)
NAV	8.71	5.27	12.95	4.76	—
With CDSC[1]	7.71	4.27	12.95	4.76	—

Class N (Inception 2/1/13)
NAV	9.22	6.39	—	—	14.35

Class Y (Inception 5/16/91)
NAV	9.14	6.21	14.09	5.89	—

Comparative Performance
Russell 1000® Growth Index[2]	8.11	2.52	12.38	8.28	14.30

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES VALUE FUND

Managers	Symbols
Arthur J. Barry, CFA®	Class A	LSVRX
Adam C. Liebhoff	Class C	LSCVX
Loomis, Sayles & Company, L.P.	Class N	LSVNX
	Class Y	LSGIX
	Admin Class	LSAVX

Objective

The Fund seeks long-term growth of capital and income

3  |

Average Annual Total Returns — March 31, 20164

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 6/30/06)[1]
NAV	3.20%	-5.69%	8.72%	5.89%	—%
With 5.75% Maximum Sales Charge	-2.72	-11.11	7.44	5.26	—

Class C (Inception 6/1/07)[1]
NAV	2.83	-6.38	7.91	5.09	—
With CDSC[2]	2.01	-7.12	7.91	5.09	—

Class N (Inception 2/1/13)
NAV	3.41	-5.32	—	—	9.13

Class Y (Inception 5/13/91)
NAV	3.37	-5.42	9.00	6.19	—

Admin Class (Inception 2/1/10)[1]
NAV	3.11	-5.90	8.48	5.62	—

Comparative Performance
Russell 1000® Value Index[3]	7.37	-1.54	10.25	5.72	10.43

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to 6/1/07, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Retail Class shares (6/30/06), performance is that of Institutional Class shares, which were redesignated as Class Y shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (6/1/07), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available from the Natixis Funds website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,031.80	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91
Class C
Actual	$1,000.00	$1,027.70	$9.73
Hypothetical (5% return before expenses)	$1,000.00	$1,015.40	$9.67
Class Y
Actual	$1,000.00	$1,033.50	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65

*	Expenses are equal to the Fund’s annualized expense ratio: 1.17%, 1.92% and 0.92% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,090.50	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60
Class C
Actual	$1,000.00	$1,087.10	$8.61
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.32
Class N
Actual	$1,000.00	$1,092.20	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88
Class Y
Actual	$1,000.00	$1,091.40	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.91%, 1.65%, 0.57% and 0.65% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,032.00	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75
Class C
Actual	$1,000.00	$1,028.30	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.52
Class N
Actual	$1,000.00	$1,034.10	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.93
Class Y
Actual	$1,000.00	$1,033.70	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$3.49
Admin Class
Actual	$1,000.00	$1,031.10	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.69%, 0.58%, 0.69% and 1.20% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks — 62.4% of Net Assets
	Belgium — 1.7%
200,695	Anheuser-Busch InBev SA/NV	$24,933,692

	Canada — 1.2%
359,900	CGI Group, Inc., Class A(b)	17,200,380

	China — 2.7%
386,838	Alibaba Group Holding Ltd., Sponsored ADR(b)	30,571,807
1,033,500	Hengan International Group Co. Ltd.	9,001,640

		39,573,447

	Denmark — 1.1%
299,621	Novo Nordisk AS, Class B	16,225,543

	France — 1.2%
202,835	Thales S.A.	17,724,674

	Germany — 0.7%
176,005	Brenntag AG	10,029,246

	Hong Kong — 1.9%
4,798,800	AIA Group Ltd.	27,276,471

	India — 2.3%
1,528,329	HCL Technologies Ltd.	18,783,858
775,644	HDFC Bank Ltd.	14,789,050

		33,572,908

	Ireland — 0.5%
26,012,737	Governor & Co. of the Bank of Ireland (The)(b)	7,523,877

	Italy — 0.6%
150,770	Luxottica Group S.p.A.	8,305,589

	Japan — 2.9%
371,700	Asahi Group Holdings Ltd.	11,569,048
2,933,500	Mitsubishi UFJ Financial Group, Inc.	13,592,679
509,770	Nomura Research Institute Ltd.	17,167,508

		42,329,235

	Netherlands — 0.8%
990,265	ING Groep NV	11,850,314

	Philippines — 0.8%
2,511,380	Universal Robina Corp.	11,824,758

	Sweden — 1.8%
501,984	Assa Abloy AB	9,882,808
671,532	Atlas Copco AB, A Shares	16,853,673

		26,736,481

	Switzerland — 2.2%
37,157	Geberit AG, (Registered)	13,883,503
73,873	Roche Holding AG	18,138,797

		32,022,300

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — 2.5%
5,094,916	Legal & General Group PLC	$17,167,083
482,408	London Stock Exchange Group PLC	19,486,977

		36,654,060

	United States — 37.5%
148,979	Alexion Pharmaceuticals, Inc.(b)	20,740,856
131,142	Allergan PLC(b)	35,149,990
22,899	Alphabet, Inc., Class C(b)	17,058,610
38,948	Alphabet, Inc., Class A(b)	29,713,429
23,442	Amazon.com, Inc.(b)	13,916,109
52,264	AutoZone, Inc.(b)	41,638,206
399,948	Comcast Corp., Class A	24,428,824
91,770	Eaton Corp. PLC	5,741,131
49,639	EOG Resources, Inc.	3,602,799
261,739	Facebook, Inc., Class A(b)	29,864,420
138,202	FactSet Research Systems, Inc.	20,941,749
241,539	Genesee & Wyoming, Inc., Class A(b)	15,144,495
116,225	Goldman Sachs Group, Inc. (The)	18,245,001
955	Hawaiian Telcom Holdco, Inc.(b)	22,490
431,956	Jarden Corp.(b)	25,463,806
210,920	LyondellBasell Industries NV, Class A	18,050,534
121,648	M&T Bank Corp.	13,502,928
44,735	Mettler-Toledo International, Inc.(b)	15,422,839
17,553	Priceline Group, Inc. (The)(b)	22,625,115
188,919	Schlumberger Ltd.	13,932,776
87,957	Sherwin-Williams Co. (The)	25,038,719
349,542	Starwood Hotels & Resorts Worldwide, Inc.	29,162,289
301,479	Texas Instruments, Inc.	17,310,924
165,278	TransDigm Group, Inc.(b)	36,417,355
144,377	Travelers Cos., Inc. (The)	16,850,240
186,210	UnitedHealth Group, Inc.	24,002,469
335,672	Wells Fargo & Co.	16,233,098

		550,221,201

	Total Common Stocks (Identified Cost $812,453,134)	914,004,176

Principal Amount (‡)
Bonds and Notes — 33.7%
Non-Convertible Bonds — 32.9%
	Argentina — 0.2%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	793,972
382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	391,690
565,000	YPF S.A., 8.500%, 3/23/2021, 144A	565,000
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,737,450

		3,488,112

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Australia — 0.1%
$110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$117,892
500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	568,929
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,065
120,000	Sydney Airport Finance Co. Pty Ltd., 5.125%, 2/22/2021, 144A	132,513
950,000	Telstra Corp. Ltd., 3.125%, 4/07/2025, 144A(c)	950,057

		1,863,456

	Belgium — 0.1%
1,040,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 2/01/2023(c)	1,081,208
350,000	Anheuser-Busch InBev S.A., EMTN, 6.500%, 6/23/2017, (GBP)	533,915
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	447,309

		2,062,432

	Brazil — 0.9%
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	609,600
2,365,820	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	604,118
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	762,160
6,600(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)	1,776,369
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	577,637
1,115(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	271,728
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	530,919
1,000,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	725,000
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	349,960
885,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	777,694
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	714,000
226,000	GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	184,405
915,000	Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	902,647
1,825,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,331,702
320,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	264,522
775,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	673,281
1,125,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	784,687
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	216,000
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	465,000
546,000	Vale Overseas Ltd., 6.875%, 11/21/2036	431,176
225,000	Vale S.A., 5.625%, 9/11/2042	158,625

		13,111,230

	Canada — 0.5%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	876,145
495,000	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	495,000
5,065,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(c)	3,965,890
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	1,027,716
185,000	Magna International, Inc., 1.900%, 11/24/2023, (EUR)	218,989
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	511,078

		7,094,818

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — 0.5%
$1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(c)	$1,467,838
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	211,773
600,000	Chile Government International Bond, 3.125%, 1/21/2026	606,300
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(c)	463,502
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(c)	1,182,264
550,000	Corpbanca S.A., 3.125%, 1/15/2018	552,907
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	274,699
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	804,765
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,111,370
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	390,000

		7,065,418

	China — 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017	805,277
700,000	Baidu, Inc., 3.250%, 8/06/2018	717,517
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	429,353

		1,952,147

	Colombia — 0.2%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	503,718
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	520,025
600,000	Ecopetrol S.A., 5.875%, 9/18/2023(c)	591,606
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	385,728
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	404,202
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	678,964
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	67,502

		3,151,745

	Dominican Republic — 0.1%
1,410,000	Dominican Republic International Bond, 5.500%, 1/27/2025, 144A	1,410,000
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	478,125

		1,888,125

	France — 0.3%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	451,562
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,450
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	340,961
435,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	426,409
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(d)	490,550
1,065,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A(c)	1,025,297
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	1,004,503
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(d)	525,809

		4,280,541

	Germany — 0.0%
200,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	230,994
300,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	342,223

		573,217

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Hong Kong — 0.1%
$355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	$357,190
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	406,090

		763,280

	Hungary — 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,489,507
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,116,220

		2,605,727

	Iceland — 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(c)	1,155,555

	India — 0.4%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	562,031
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(c)	1,233,519
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,065,621
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,429,293
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	836,890
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	718,887

		5,846,241

	Indonesia — 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	301,360
525,000	Indonesia Government International Bond, 4.750%, 1/08/2026, 144A	550,867
725,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	721,092
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	287,507
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	65,717
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	766,890
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(c)	1,825,213
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	1,097,786
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	411,570
1,400,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(c)	1,365,612
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	638,450
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	501,250

		8,533,314

	Italy — 0.6%
440,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 6/01/2025, (EUR)	516,299
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(c)	3,594,836
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(c)	3,342,726
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	927,474
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	787,350

		9,168,685

	Japan — 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(c)	895,141
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(c)	944,917
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A	543,618
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,182,008

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — continued
$850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	$861,687

		4,427,371

	Korea — 0.7%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(c)	460,538
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	613,875
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	600,816
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(c)	606,596
400,000	KEB Hana Bank, 4.000%, 11/03/2016, 144A	406,568
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A(c)	401,484
400,000	Korea Development Bank (The), 4.625%, 11/16/2021(c)	450,008
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	406,644
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(c)	2,304,282
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,147,694
950,000	Shinhan Bank, 2.250%, 4/15/2020, 144A(c)	956,118
770,000	Shinhan Bank, 3.875%, 3/24/2026, 144A	778,882
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	186,494
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	228,642

		9,548,641

	Luxembourg — 0.1%
970,000	ArcelorMittal, 7.750%, 3/01/2041	829,350
430,000	INEOS Group Holdings S.A., 5.750%, 2/15/2019, (EUR)	499,328
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	476,250

		1,804,928

	Mexico — 1.1%
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	551,133
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	308,940
640,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	604,736
300,000	Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	318,157
505,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	468,135
200,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	204,980
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	476,636
746,500(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	4,537,529
186,200(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(c)	1,129,488
395,000(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	2,500,442
135,113(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(c)	889,595
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	193,644
1,020,000	Mexico Government International Bond, 4.125%, 1/21/2026(c)	1,069,470
780,000	Petroleos Mexicanos, 4.250%, 1/15/2025	722,475
625,000	Petroleos Mexicanos, 5.625%, 1/23/2046	525,250
135,000(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	656,679
925,000	Unifin Financiera SAB de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	883,375

		16,040,664

	Morocco — 0.1%
965,000	OCP S.A., 4.500%, 10/22/2025, 144A	924,711

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Morocco — continued
$590,000	OCP S.A., 6.875%, 4/25/2044, 144A	$611,972

		1,536,683

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	897,666

	New Zealand — 0.4%
2,895,908	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(c)	2,231,303
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,752,861
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)(c)	2,129,387
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	124,275

		6,237,826

	Norway — 0.2%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(c)	1,726,855
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,872,925

		3,599,780

	Panama — 0.1%
300,000	Autoridad del Canal de Panama, 4.950%, 7/29/2035, 144A	311,442
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A	676,600
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	304,950

		1,292,992

	Paraguay — 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	804,000

	Peru — 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025	556,177
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,018,500
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,052,625

		2,627,302

	Philippines — 0.0%
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	184,625

	Poland — 0.4%
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(c)	5,039,039
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	973,367

		6,012,406

	Portugal — 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	400,560
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	248,629

		649,189

	Russia — 0.1%
77,000,000	Russian Federal Bond - OFZ, Series 5081, 6.200%, 1/31/2018, (RUB)	1,088,326

	Singapore — 0.2%
495,000	BOC Aviation Pte Ltd., 3.000%, 3/30/2020	499,136

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Singapore — continued
$2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(c)	$2,048,560

		2,547,696

	South Africa — 0.1%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	837,186
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	542,082

		1,379,268

	Spain — 0.4%
800,000	Gas Natural Fenosa Finance BV, (fixed rate to 4/24/2024, variable rate thereafter), 3.375% , (EUR)(d)	817,012
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	502,165
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	2,756,947
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	1,132,756

		5,208,880

	Supranationals — 0.3%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A(c)	845,880
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,225,006
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	871,743
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(c)	1,084,696

		4,027,325

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	374,001

	Switzerland — 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	827,750

	Thailand — 0.1%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A(c)	1,045,711
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(c)	959,905

		2,005,616

	Turkey — 0.3%
445,000	Akbank TAS, 4.000%, 1/24/2020, 144A	440,684
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	758,432
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	547,207
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	919,917
490,000	Turkiye Halk Bankasi AS, 4.750%, 2/11/2021, 144A	473,830
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	806,712
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	902,877

		4,849,659

	United Arab Emirates — 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A	854,913
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	615,588

		1,470,501

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — 0.6%
$600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	$579,000
525,000	Barclays PLC, 3.650%, 3/16/2025	493,132
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000%, (GBP)(d)	509,305
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	853,678
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	462,830
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	240,396
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	401,865
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	599,160
830,000	Royal Bank of Scotland Group PLC, 4.800%, 4/05/2026	832,747
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,144,464
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(d)	877,562
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	331,046
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)	276,302
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	142,960
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	167,646
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	149,924

		8,062,017

	United States — 21.8%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	18,353
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	10,068,732
45,000	AECOM, 5.750%, 10/15/2022	46,688
45,000	AECOM, 5.875%, 10/15/2024	46,350
1,110,000	AES Corp. (The), 4.875%, 5/15/2023	1,068,375
635,000	AES Corp. (The), 5.500%, 3/15/2024	620,712
1,000,000	Alcoa, Inc., 5.125%, 10/01/2024	948,440
305,000	Alcoa, Inc., 5.400%, 4/15/2021	309,862
975,000	Alcoa, Inc., 5.900%, 2/01/2027	926,250
3,073,000	Alcoa, Inc., 5.950%, 2/01/2037	2,612,050
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019	7,920,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	761,762
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	139,320
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,969,920
2,695,000	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,687,993
175,090	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	178,786
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	5,512,344
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	235,331
400,000	Antero Resources Corp., 5.125%, 12/01/2022	363,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	161,875
3,000,000	Antero Resources Corp., 5.625%, 6/01/2023	2,760,000
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,513,538
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,182,041
6,901	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(e)	7,022

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$366,300
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,040,625
95,000	Avon Products, Inc., 8.700%, 3/15/2043	62,700
200,000	Bank of America Corp., 5.490%, 3/15/2019	217,968
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,104,665
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	116,714
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	39,000
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,421
6,320,000	California Resources Corp., 5.000%, 1/15/2020	1,453,600
670,000	California Resources Corp., 5.500%, 9/15/2021	147,400
90,000	California Resources Corp., 6.000%, 11/15/2024	20,250
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,021,174
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	420,750
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	46,544
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	497,612
1,025,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	835,375
190,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	152,000
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,123,500
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	107,100
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	190,575
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	74,100
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	37,288
100,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	54,500
7,030,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	3,444,700
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	801,384
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,609,877
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	516,855
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,672,677
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	146,475
480,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	418,800
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	276,262
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,056,506
75,986	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	78,646
255,000	Continental Resources, Inc., 3.800%, 6/01/2024	201,450
50,000	Continental Resources, Inc., 4.500%, 4/15/2023	41,813
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	328,014
155,000	Cummins, Inc., 5.650%, 3/01/2098	164,998
170,892	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	193,108
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,010,388
990,000	Devon Energy Corp., 5.850%, 12/15/2025	955,586
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	44,558
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	54,870
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,172
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	296,033
395,000	DISH DBS Corp., 5.000%, 3/15/2023	348,587

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	$1,371,662
315,000	DPL, Inc., 6.750%, 10/01/2019	319,725
310,000	DR Horton, Inc., 4.375%, 9/15/2022	310,775
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	266,137
600,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	605,010
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	581,148
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	168,820
25,000	Ford Motor Co., 6.375%, 2/01/2029	29,295
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,180
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,555,188
40,000	Ford Motor Co., 7.125%, 11/15/2025	48,439
530,000	Ford Motor Co., 7.400%, 11/01/2046	677,377
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,243
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,966,860
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,055,925
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	985,480
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023(c)	1,605,675
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	128,625
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	1,515,937
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	730,384
560,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	562,800
205,000	FTS International, Inc., 6.250%, 5/01/2022	22,550
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	235,125
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	52,946
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(d)	762,200
115,000	General Motors Co., 5.200%, 4/01/2045	108,108
195,000	General Motors Co., 6.750%, 4/01/2046	221,670
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	4,998,870
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	235,649
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	967,482
195,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	142,838
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	371,250
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	144,050
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,524,348
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,785
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	246,094
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	464,884
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	632,812
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,741,231
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,265,762
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	176,550
70,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(f)	66,691
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	74,375
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	468,370
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,075,000
20,000	HCA, Inc., 4.750%, 5/01/2023	20,350

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$225,000	HCA, Inc., 7.050%, 12/01/2027	$230,625
90,000	HCA, Inc., 7.500%, 12/15/2023	95,400
820,000	HCA, Inc., 7.500%, 11/06/2033	877,400
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,612,500
395,000	HCA, Inc., 8.360%, 4/15/2024	440,425
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	210,600
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	80,250
855,000	Hecla Mining Co., 6.875%, 5/01/2021	688,275
585,000	Hercules, Inc., 6.500%, 6/30/2029	456,300
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	481,563
310,000	Hexion, Inc., 7.875%, 2/15/2023(e)(g)	77,500
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	486,732
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	507,431
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	461,250
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,332,812
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	715,200
45,000	iStar, Inc., 3.875%, 7/01/2016	44,961
145,000	iStar, Inc., 4.875%, 7/01/2018	140,106
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,321,600
70,000	iStar, Inc., 5.850%, 3/15/2017	71,400
200,000	iStar, Inc., 7.125%, 2/15/2018	202,500
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	39,480
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,700
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	689,558
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	30,110
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,033,017
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	721,974
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,592,030
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(h)	10,275
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	72,325
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	102,300
1,665,000	KB Home, 8.000%, 3/15/2020	1,744,087
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	188,813
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	55,000
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	144,550
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	333,712
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	769,500
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	140,832
20,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	16,240
165,000	Masco Corp., 6.500%, 8/15/2032	168,300
865,000	Masco Corp., 7.750%, 8/01/2029	977,450
410,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	335,175
965,000	Micron Technology, Inc., 5.500%, 2/01/2025	782,253
1,230,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	971,700
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,329,900
825,000	Morgan Stanley, 2.125%, 4/25/2018	830,720

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$220,000	Morgan Stanley, 2.500%, 1/24/2019	$223,842
450,000	Morgan Stanley, 3.750%, 2/25/2023	468,884
725,000	Morgan Stanley, 5.750%, 1/25/2021	829,847
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,248,419
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	714,410
100,000	Morgan Stanley, Series F, MTN, 1.070%, 10/18/2016(f)	99,937
25,000	MPLX LP, 4.500%, 7/15/2023, 144A	23,054
95,000	MPLX LP, 4.875%, 6/01/2025, 144A	86,624
3,000,000	Navient Corp., 5.000%, 10/26/2020	2,722,500
95,000	Navient Corp., 5.875%, 10/25/2024	80,513
175,000	Navient LLC, 4.875%, 6/17/2019	168,875
915,000	Navient LLC, 5.500%, 1/25/2023	777,750
1,600(††††)	Navient LLC, 6.000%, 12/15/2043	31,019
40,000	Navient LLC, MTN, 4.625%, 9/25/2017	40,450
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	58,950
1,130,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,056,550
10,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	9,850
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(h)	1,804,800
360,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	385,650
1,335,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	1,448,475
4,457,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,044,727
525,000	New Albertson’s, Inc., 7.750%, 6/15/2026	489,562
5,710,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,360,262
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,025,600
1,265,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,068,925
365,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	372,564
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	60,938
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	16,400
1,019,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,024,095
135,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	99,900
220,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	162,250
290,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	221,125
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	1,945,421
420,000	Old Republic International Corp., 4.875%, 10/01/2024	436,886
5,085,000	ONEOK Partners LP, 4.900%, 3/15/2025	4,790,751
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	22,760
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	56,375
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	145,950
7,000	Owens Corning, 6.500%, 12/01/2016	7,150
535,000	Owens Corning, 7.000%, 12/01/2036	591,041
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,942,762
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	525,150
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	800,700
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	249,150
415,000	QEP Resources, Inc., 5.250%, 5/01/2023	361,050
145,000	QEP Resources, Inc., 5.375%, 10/01/2022	127,238

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$150,000	QEP Resources, Inc., 6.875%, 3/01/2021	$137,625
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	247,350
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,381,725
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	539,500
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	412,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	50,100
476,000	Qwest Corp., 6.875%, 9/15/2033	464,119
115,000	Qwest Corp., 7.250%, 9/15/2025	125,765
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	444,000
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	142,000
230,000	Range Resources Corp., 4.875%, 5/15/2025, 144A	201,250
850,000	Range Resources Corp., 5.000%, 8/15/2022	733,125
220,000	Range Resources Corp., 5.000%, 3/15/2023	186,450
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,010,265
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	205,028
665,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	639,231
20,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	19,075
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	959,225
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,000
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	671,200
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	413,700
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	796,100
2,675,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,554,625
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	323,763
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	125,450
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	403,000
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,714,770
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,752,800
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	25,838
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,257,750
120,000	Sprint Corp., 7.125%, 6/15/2024	89,100
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,172,004
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,480,775
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	632,735
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	174,563
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	1,341,112
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	514,150
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	95,750
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,096,500
820,000	Textron, Inc., 5.950%, 9/21/2021	929,949
90,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	79,894
565,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	749,411
85,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	84,295

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$945,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	$751,275
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	1,921,446
171,000	TransDigm, Inc., 6.500%, 7/15/2024	169,666
185,000	TransDigm, Inc., 6.500%, 5/15/2025	180,838
90,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	89,325
5,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	4,969
785,000	U.S. Treasury Note, 0.250%, 5/15/2016	784,962
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016	8,525,334
25,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	25,011,700
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016	8,519,668
8,490,000	U.S. Treasury Note, 0.625%, 8/31/2017(c)	8,479,719
4,170,000	U.S. Treasury Note, 0.625%, 11/30/2017(c)	4,163,320
9,545,000	U.S. Treasury Note, 0.875%, 7/15/2017(c)	9,568,118
6,315,000	U.S. Treasury Note, 0.875%, 10/15/2018(c)	6,324,864
10,255,000	U.S. Treasury Note, 1.000%, 3/15/2018(i)	10,305,075
10,170,000	U.S. Treasury Note, 1.500%, 7/31/2016(c)	10,208,127
12,810	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	13,308
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	661,500
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	2,924,683
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,635,000
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	314,175
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,086,400
690,000	United States Steel Corp., 7.375%, 4/01/2020	538,200
770,000	United States Steel Corp., 7.500%, 3/15/2022	549,010
116,268	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	129,930
62,604	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	69,178
439,449	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	465,543
230,000	USG Corp., 9.750%, 1/15/2018	257,255
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	122,268
25,000	Viacom, Inc., 4.375%, 3/15/2043	19,326
180,000	Viacom, Inc., 4.850%, 12/15/2034	159,764
395,000	Viacom, Inc., 5.250%, 4/01/2044	355,273
145,000	Viacom, Inc., 5.850%, 9/01/2043	139,423
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(i)	1,407,600
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	70,134
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	384,759
625,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	432,812
555,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	377,400
55,000	Windstream Services LLC, 7.500%, 6/01/2022	42,213
1,955,000	Windstream Services LLC, 7.500%, 4/01/2023	1,461,362
1,105,000	Windstream Services LLC, 7.750%, 10/01/2021	901,266
500,000	WPX Energy, Inc., 5.250%, 1/15/2017	492,500
125,000	Xerox Corp., 6.750%, 2/01/2017	129,575
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	20,000

		319,995,631

	Total Non-Convertible Bonds (Identified Cost $494,020,701)	482,104,786

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 0.8%
	United States — 0.8%
$495,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	$490,359
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	168,150
565,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	357,363
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	218,763
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	685,025
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	187,000
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,789,453
1,000,000	KB Home, 1.375%, 2/01/2019	922,500
1,430,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	1,316,494
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,725,250
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,459,062
1,290,000	Rovi Corp., 0.500%, 3/01/2020	1,229,176
40,000	RPM International, Inc., 2.250%, 12/15/2020	45,625
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	95,513

	Total Convertible Bonds (Identified Cost $10,223,343)	11,689,733

Municipals — 0.0%
	United States — 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	388,088
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	104,538

	Total Municipals (Identified Cost $453,764)	492,626

	Total Bonds and Notes (Identified Cost $504,697,808)	494,287,145

Senior Loans — 0.3%
	United States — 0.3%
1,818,750	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	1,799,799
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(f)	1,064,553
446,177	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	437,254
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	111,000
14,292	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	4,600
898,041	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	876,936

	Total Senior Loans (Identified Cost $4,355,973)	4,294,142

Shares
Preferred Stocks — 0.0%
	United States — 0.0%
2,585	Alcoa, Inc., Series 1, 5.375%	85,279
460	Chesapeake Energy Corp., 5.000%(b)	6,311

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
	United States — continued
40	Chesapeake Energy Corp., 5.750%(b)	$6,925
720	Chesapeake Energy Corp., 5.750%(b)	128,426
100	Chesapeake Energy Corp., Series A, 5.750% 144A(b)	17,313
1,976	El Paso Energy Capital Trust I, 4.750%	84,553

	Total Preferred Stocks (Identified Cost $671,830)	328,807

Principal Amount (‡)
Short-Term Investments — 2.9%
$10,991	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $10,991 on 4/01/2016 collateralized by $11,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $11,302 including accrued interest (Note 2 of Notes to Financial Statements)	10,991
42,896,142	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $42,896,178 on 4/01/2016 collateralized by $42,380,000 U.S. Treasury Note, 2.000% due 7/31/2022 valued at $43,757,350 including accrued interest (Note 2 of Notes to Financial Statements)	42,896,142

	Total Short-Term Investments (Identified Cost $42,907,133)	42,907,133

	Total Investments — 99.3% (Identified Cost $1,365,085,878)(a)	1,455,821,403
	Other assets less liabilities — 0.7%	9,801,314

	Net Assets — 100.0%	$1,465,622,717

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $1,366,265,209 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$151,389,962
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(61,833,768)

	Net unrealized appreciation	$89,556,194

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $253,342 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(g)	Illiquid security. At March 31, 2016, the value of this security amounted to $77,500 or less than 0.1% of net assets.
(h)	Illiquid security. At March 31, 2016, the value of these securities amounted to $1,815,075 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(i)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $109,774,156 or 7.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/15/2016	Australian Dollar	1,158,000	$884,746	$(24,798)
Buy[1]	6/09/2016	Brazilian Real	4,900,000	1,338,914	82,181
Sell[1]	6/09/2016	Brazilian Real	9,095,000	2,485,188	(162,369)
Buy[1]	6/15/2016	British Pound	3,740,000	5,372,774	67,341
Sell[1]	6/08/2016	Canadian Dollar	2,895,000	2,229,197	(82,996)
Buy[2]	6/15/2016	Euro	38,170,000	43,528,959	1,666,131
Sell[1]	6/15/2016	Indonesian Rupiah	39,600,000,000	2,952,849	16,780
Buy[1]	6/15/2016	Japanese Yen	2,276,500,000	20,268,672	204,156
Sell[3]	6/15/2016	Mexican Peso	107,500,000	6,182,231	(176,168)
Sell[1]	6/15/2016	New Zealand Dollar	8,162,000	5,620,784	(138,123)
Sell[3]	6/15/2016	Norwegian Krone	4,200,000	507,385	(14,113)
Sell[4]	6/15/2016	Polish Zloty	22,220,000	5,949,705	(379,526)
Sell[3]	6/15/2016	Swedish Krona	3,100,000	382,837	(16,126)

Total					$1,042,370

At March 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
6/15/2016	Norwegian Krone	14,180,000	Euro	[1]	1,511,059	$10,178

1 Counterparty is Credit Suisse International

2 Counterparty is Morgan Stanley & Co.

3 Counterparty is UBS AG

4 Counterparty is Citibank N.A.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	9.8%
Internet Software & Services	7.3
Pharmaceuticals	5.4
Banks	5.2
Insurance	4.3
Aerospace & Defense	3.9
Banking	3.9
IT Services	3.7
Chemicals	3.2
Specialty Retail	2.8
Diversified Financial Services	2.7
Internet & Catalog Retail	2.5
Beverages	2.5
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	37.2
Short-Term Investments	2.9

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	71.7%
Euro	6.6
Japanese Yen	2.9
British Pound	2.8
Hong Kong Dollar	2.5
Indian Rupee	2.4
Swiss Franc	2.2
Other, less than 2% each	8.2

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Air Freight & Logistics — 6.1%
1,807,037	Expeditors International of Washington, Inc.	$88,201,476
771,374	United Parcel Service, Inc., Class B	81,356,816

		169,558,292

	Beverages — 11.0%
2,399,330	Coca-Cola Co. (The)	111,304,918
898,000	Monster Beverage Corp.(b)	119,775,240
1,202,367	SABMiller PLC, Sponsored ADR	73,464,624

		304,544,782

	Biotechnology — 2.2%
414,696	Amgen, Inc.	62,175,371

	Capital Markets — 3.0%
143,502	Greenhill & Co., Inc.	3,185,744
1,874,188	SEI Investments Co.	80,683,794

		83,869,538

	Communications Equipment — 5.3%
5,135,627	Cisco Systems, Inc.	146,211,301

	Consumer Finance — 0.9%
429,977	American Express Co.	26,400,588

	Diversified Financial Services — 2.0%
360,023	FactSet Research Systems, Inc.	54,554,285

	Energy Equipment & Services — 2.6%
963,052	Schlumberger Ltd.	71,025,085

	Food Products — 4.0%
7,786,112	Danone, Sponsored ADR	110,640,651

	Health Care Equipment & Supplies — 2.4%
817,848	Varian Medical Systems, Inc.(b)	65,444,197

	Health Care Technology — 2.0%
1,073,177	Cerner Corp.(b)	56,835,454

	Hotels, Restaurants & Leisure — 2.6%
881,306	Yum! Brands, Inc.	72,134,896

	Household Products — 3.6%
1,204,092	Procter & Gamble Co. (The)	99,108,813

	Internet & Catalog Retail — 6.0%
279,262	Amazon.com, Inc.(b)	165,781,094

	Internet Software & Services — 15.6%
1,411,441	Alibaba Group Holding Ltd., Sponsored ADR(b)	111,546,182
103,265	Alphabet, Inc., Class A(b)	78,780,869
103,542	Alphabet, Inc., Class C(b)	77,133,613
1,458,713	Facebook, Inc., Class A(b)	166,439,153

		433,899,817

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	IT Services — 6.0%
300,809	Automatic Data Processing, Inc.	$26,985,576
1,824,465	Visa, Inc., Class A	139,535,083

		166,520,659

	Pharmaceuticals — 7.2%
710,566	Merck & Co., Inc.	37,596,047
881,341	Novartis AG, Sponsored ADR	63,844,342
1,833,320	Novo Nordisk AS, Sponsored ADR	99,347,611

		200,788,000

	Semiconductors & Semiconductor Equipment — 6.0%
203,027	Analog Devices, Inc.	12,017,168
1,323,553	ARM Holdings PLC, Sponsored ADR	57,826,031
1,923,273	QUALCOMM, Inc.	98,356,181

		168,199,380

	Software — 9.2%
1,145,425	Autodesk, Inc.(b)	66,789,732
1,222,472	Microsoft Corp.	67,517,128
2,958,854	Oracle Corp.	121,046,717

		255,353,577

	Specialty Retail — 0.9%
341,907	Lowe’s Cos., Inc.	25,899,455

	Total Common Stocks (Identified Cost $2,523,643,635)	2,738,945,235

Principal Amount
Short-Term Investments — 1.6%
$45,873,971	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $45,874,009 on 4/01/2016 collateralized by $46,045,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $46,793,231 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $45,873,971)	45,873,971

	Total Investments — 100.2% (Identified Cost $2,569,517,606)(a)	2,784,819,206
	Other assets less liabilities — (0.2)%	(5,970,536)

	Net Assets — 100.0%	$2,778,848,670

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Growth Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $2,569,517,606 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$256,487,081
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,185,481)

	Net unrealized appreciation	$215,301,600

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2016 (Unaudited)

Internet Software & Services	15.6%
Beverages	11.0
Software	9.2
Pharmaceuticals	7.2
Air Freight & Logistics	6.1
Semiconductors & Semiconductor Equipment	6.0
IT Services	6.0
Internet & Catalog Retail	6.0
Communications Equipment	5.3
Food Products	4.0
Household Products	3.6
Capital Markets	3.0
Hotels, Restaurants & Leisure	2.6
Energy Equipment & Services	2.6
Health Care Equipment & Supplies	2.4
Biotechnology	2.2
Health Care Technology	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	1.8
Short-Term Investments	1.6

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 5.1%
213,616	Honeywell International, Inc.	$23,935,673
117,674	Northrop Grumman Corp.	23,287,684
257,880	United Technologies Corp.	25,813,788

		73,037,145

	Automobiles — 1.7%
239,603	General Motors Co.	7,530,722
318,259	Harley-Davidson, Inc.	16,336,235

		23,866,957

	Banks — 11.7%
2,051,795	Bank of America Corp.	27,740,269
610,294	Citigroup, Inc.	25,479,775
1,380,603	Fifth Third Bancorp	23,042,264
688,088	JPMorgan Chase & Co.	40,748,571
231,381	PNC Financial Services Group, Inc. (The)	19,567,891
618,670	Wells Fargo & Co.	29,918,881

		166,497,651

	Beverages — 1.5%
208,807	PepsiCo, Inc.	21,398,541

	Biotechnology — 1.4%
351,426	AbbVie, Inc.	20,073,453

	Capital Markets — 2.7%
192,189	Ameriprise Financial, Inc.	18,067,688
250,249	Legg Mason, Inc.	8,678,635
206,988	State Street Corp.	12,112,938

		38,859,261

	Chemicals — 1.4%
309,803	E.I. du Pont de Nemours & Co.	19,616,726

	Communications Equipment — 1.7%
849,588	Cisco Systems, Inc.	24,187,770

	Construction Materials — 1.7%
230,351	Vulcan Materials Co.	24,318,155

	Consumer Finance — 2.6%
217,177	American Express Co.	13,334,668
461,282	Discover Financial Services	23,488,479

		36,823,147

	Containers & Packaging — 1.6%
471,856	Sealed Air Corp.	22,653,807

	Diversified Telecommunication Services — 1.7%
435,180	Verizon Communications, Inc.	23,534,534

	Electric Utilities — 3.0%
191,194	NextEra Energy, Inc.	22,625,898
328,542	PG&E Corp.	19,620,528

		42,246,426

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 1.4%
315,338	Eaton Corp. PLC	$19,727,545

	Energy Equipment & Services — 2.4%
630,752	Halliburton Co.	22,530,462
363,743	National Oilwell Varco, Inc.	11,312,407

		33,842,869

	Food & Staples Retailing — 1.6%
217,618	CVS Health Corp.	22,573,515

	Food Products — 1.7%
600,964	Mondelez International, Inc., Class A	24,110,676

	Health Care Equipment & Supplies — 1.7%
322,922	Medtronic PLC	24,219,150

	Health Care Providers & Services — 3.7%
123,267	Humana, Inc.	22,551,698
235,944	UnitedHealth Group, Inc.	30,413,181

		52,964,879

	Household Durables — 0.8%
264,785	Newell Rubbermaid, Inc.	11,727,328

	Independent Power & Renewable Electricity Producers — 0.9%
840,496	Calpine Corp.(b)	12,750,324

	Insurance — 7.3%
441,881	American International Group, Inc.	23,883,668
620,199	FNF Group	21,024,746
477,237	MetLife, Inc.	20,969,794
192,236	Travelers Cos., Inc. (The)	22,435,863
498,492	Unum Group	15,413,373

		103,727,444

	Internet & Catalog Retail — 1.0%
590,689	Liberty Interactive Corp./QVC Group, Class A(b)	14,914,897

	Machinery — 2.5%
266,345	Ingersoll-Rand PLC	16,516,054
363,781	Pentair PLC	19,738,757

		36,254,811

	Media — 4.5%
427,236	Comcast Corp., Class A	26,095,575
386,957	Liberty Global PLC, Class A(b)	14,897,844
153,043	Omnicom Group, Inc.	12,737,769
259,781	Viacom, Inc., Class B	10,723,760

		64,454,948

	Multiline Retail — 0.8%
128,439	Dollar General Corp.	10,994,378

	Oil, Gas & Consumable Fuels — 6.0%
239,722	Chevron Corp.	22,869,479
505,575	Hess Corp.	26,618,524
386,103	Royal Dutch Shell PLC, Sponsored ADR	18,706,690

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
256,541	Valero Energy Corp.	$16,454,540

		84,649,233

	Pharmaceuticals — 8.9%
72,000	Allergan PLC(b)	19,298,160
339,513	Eli Lilly & Co.	24,448,331
562,048	Merck & Co., Inc.	29,737,960
970,948	Pfizer, Inc.	28,778,899
443,791	Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,747,256

		126,010,606

	REITs – Diversified — 1.4%
659,167	Weyerhaeuser Co.	20,420,994

	Road & Rail — 1.3%
229,926	Norfolk Southern Corp.	19,141,339

	Semiconductors & Semiconductor Equipment — 1.2%
339,415	QUALCOMM, Inc.	17,357,683

	Software — 4.2%
789,090	Microsoft Corp.	43,581,441
848,997	Symantec Corp.	15,604,565

		59,186,006

	Specialty Retail — 1.1%
215,659	Lowe’s Cos., Inc.	16,336,169

	Technology Hardware, Storage & Peripherals — 2.7%
194,341	Apple, Inc.	21,181,226
640,120	EMC Corp.	17,059,198

		38,240,424

	Textiles, Apparel & Luxury Goods — 1.0%
153,599	Ralph Lauren Corp.	14,785,440

	Tobacco — 1.6%
233,688	Philip Morris International, Inc.	22,927,130

	Wireless Telecommunication Services — 1.2%
518,376	Vodafone Group PLC, Sponsored ADR	16,613,951

	Total Common Stocks (Identified Cost $1,193,039,351)	1,405,045,312

Principal Amount
Short-Term Investments — 1.2%
$16,302,552	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $16,302,566 on 4/01/2016 collateralized by $16,165,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $16,629,744 including acrued interest (Notes 2 of Notes to Financial Statements) (Identified Cost $16,302,552)	16,302,552

	Total Investments — 99.9% (Identified Cost $1,209,341,903)(a)	1,421,347,864
	Other assets less liabilities — 0.1%	1,622,877

	Net Assets — 100.0%	$1,422,970,741

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Value Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $1,209,341,903 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$291,220,437
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(79,214,476)

	Net unrealized appreciation	$212,005,961

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2016 (Unaudited)

Banks	11.7%
Pharmaceuticals	8.9
Insurance	7.3
Oil, Gas & Consumable Fuels	6.0
Aerospace & Defense	5.1
Media	4.5
Software	4.2
Health Care Providers & Services	3.7
Electric Utilities	3.0
Capital Markets	2.7
Technology Hardware, Storage & Peripherals	2.7
Consumer Finance	2.6
Machinery	2.5
Energy Equipment & Services	2.4
Other Investments, less than 2% each	31.4
Short-Term Investments	1.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
ASSETS
Investments at cost	$1,365,085,878	$2,569,517,606	$1,209,341,903
Net unrealized appreciation	90,735,525	215,301,600	212,005,961

Investments at value	1,455,821,403	2,784,819,206	1,421,347,864
Cash	75,605	—	85,230
Due from brokers (Note 2)	300,000	—	—
Foreign currency at value (identified cost $2,843,372, $0 and $0, respectively)	2,870,475	—	—
Receivable for Fund shares sold	3,086,507	11,227,993	2,186,154
Receivable for securities sold	2,837,445	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	1,493,000	—	—
Dividends and interest receivable	6,915,863	2,668,946	1,604,698
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,046,767	—	—
Tax reclaims receivable	482,908	550,231	—

TOTAL ASSETS	1,475,929,973	2,799,266,376	1,425,223,946

LIABILITIES
Payable for securities purchased	3,678,749	15,596,342	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	1,380,000	—	—
Payable for Fund shares redeemed	1,561,387	3,482,968	1,157,091
Unrealized depreciation on forward foreign currency contracts (Note 2)	994,219	—	—
Foreign taxes payable (Note 2)	5,945	—	—
Due to brokers (Note 2)	1,493,000	—	—
Management fees payable (Note 6)	910,905	1,037,933	598,629
Deferred Trustees’ fees (Note 6)	124,451	144,037	312,730
Administrative fees payable (Note 6)	53,633	91,650	52,885
Payable to distributor (Note 6d)	15,058	35,520	14,305
Other accounts payable and accrued expenses	89,909	29,256	117,565

TOTAL LIABILITIES	10,307,256	20,417,706	2,253,205

NET ASSETS	$1,465,622,717	$2,778,848,670	$1,422,970,741

NET ASSETS CONSIST OF:
Paid-in capital	$1,371,121,609	$2,565,605,246	$1,216,471,618
Undistributed net investment income	4,502,609	4,828,862	9,514,351
Accumulated net realized loss on investments and foreign currency transactions	(1,829,630)	(6,887,038)	(15,021,189)
Net unrealized appreciation on investments and foreign currency translations	91,828,129	215,301,600	212,005,961

NET ASSETS	$1,465,622,717	$2,778,848,670	$1,422,970,741

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities (continued)

March 31, 2016 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$272,072,588	$568,436,142	$122,528,771

Shares of beneficial interest	15,086,136	52,857,744	6,279,847

Net asset value and redemption price per share	$18.03	$10.75	$19.51

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.24	$11.41	$20.70

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$428,027,221	$77,136,856	$12,188,760

Shares of beneficial interest	24,000,053	7,732,522	631,519

Net asset value and offering price per share	$17.83	$9.98	$19.30

Class N shares:
Net assets	$—	$4,701,096	$621,096,056

Shares of beneficial interest	—	411,609	31,802,897

Net asset value, offering and redemption price per share	$—	$11.42	$19.53

Class Y shares:
Net assets	$765,522,908	$2,128,574,576	$582,758,443

Shares of beneficial interest	42,235,106	186,190,584	29,784,678

Net asset value, offering and redemption price per share	$18.13	$11.43	$19.57

Admin Class shares:
Net assets	$—	$—	$84,398,711

Shares of beneficial interest	—	—	4,385,488

Net asset value, offering and redemption price per share	$—	$—	$19.24

See accompanying notes to financial statements.

|  36

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$4,719,612	$14,169,614	$21,317,483 (a)
Interest	11,004,622	6,073	2,630
Less net foreign taxes withheld	(355,714)	(503,003)	(147,931)

	15,368,520	13,672,684	21,172,182

Expenses
Management fees (Note 6)	5,092,649	4,494,676	3,646,975
Service and distribution fees (Note 6)	2,380,857	559,543	440,716
Administrative fees (Note 6)	298,174	395,214	320,037
Trustees’ fees and expenses (Note 6)	18,235	19,652	21,647
Transfer agent fees and expenses (Notes 6 and 7)	577,386	758,879	518,942
Audit and tax services fees	30,910	19,856	19,881
Custodian fees and expenses	116,278	24,726	20,810
Legal fees	7,899	7,683	10,819
Registration fees	50,760	67,968	79,054
Shareholder reporting expenses	40,558	26,717	49,069
Miscellaneous expenses	25,323	18,156	23,431

Total expenses	8,639,029	6,393,070	5,151,381
Less waiver and/or expense reimbursement (Note 6)	—	(77)	—

Net expenses	8,639,029	6,392,993	5,151,381

Net investment income	6,729,491	7,279,691	16,020,801

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(3,955,894)	12,062,396	(9,330,177)
Foreign currency transactions	(408,555)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	37,359,072	128,016,965	42,111,738
Foreign currency translations	993,727	—	—

Net realized and unrealized gain on investments and foreign currency transactions	33,988,350	140,079,361	32,781,561

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,717,841	$147,359,052	$48,802,362

(a)	Includes a non-recurring dividend of $3,395,988.

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets

	Global Equity and Income Fund		Growth Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$6,729,491	$11,891,262	$7,279,691	$7,486,907
Net realized gain (loss) on investments and foreign currency transactions	(4,364,449)	67,722,170	12,062,396	102,347,346
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	38,352,799	(94,044,352)	128,016,965	(62,314,445)

Net increase (decrease) in net assets resulting from operations	40,717,841	(14,430,920)	147,359,052	47,519,808

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,081,218)	(2,404,233)	(638,698)	(382,515)
Class C	(533,445)	(1,155,191)	—	—
Class N	—	—	(27,613)	(7)
Class Y	(7,355,165)	(8,199,038)	(7,860,674)	(5,959,493)
Net realized capital gains
Class A	(11,445,258)	(11,493,040)	—	—
Class C	(18,956,422)	(18,511,977)	—	—
Class N	—	—	—	—
Class Y	(31,143,894)	(30,839,565)	—	—

Total distributions	(71,515,402)	(72,603,044)	(8,526,985)	(6,342,015)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	252,023,945	84,205,723	1,302,218,748	198,516,181

Net increase (decrease) in net assets	221,226,384	(2,828,241)	1,441,050,815	239,693,974
NET ASSETS
Beginning of the period	1,244,396,333	1,247,224,574	1,337,797,855	1,098,103,881

End of the period	$1,465,622,717	$1,244,396,333	$2,778,848,670	$1,337,797,855

UNDISTRIBUTED NET INVESTMENT INCOME	$4,502,609	$7,742,946	$4,828,862	$6,076,156

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets (continued)

	Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$16,020,801	$25,736,925
Net realized gain (loss) on investments and foreign currency transactions	(9,330,177)	324,209,929
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	42,111,738	(400,601,216)

Net increase (decrease) in net assets resulting from operations	48,802,362	(50,654,362)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,396,912)	(10,401,685)
Class C	(62,921)	(187,911)
Class N	(9,650,934)	(13,964,469)
Class Y	(10,292,470)	(21,235,238)
Admin Class	(1,221,354)	(5,320)
Net realized capital gains
Class A	(25,901,131)	(52,482,381)
Class B(a)	(7,739)	(35,446)
Class C	(3,063,203)	(1,642,866)
Class N	(118,136,123)	(59,475,488)
Class Y	(138,382,558)	(98,286,185)
Admin Class	(18,149,180)	(27,631)

Total distributions	(326,264,525)	(257,744,620)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	239,198,151	(524,658,028)

Net increase (decrease) in net assets	(38,264,012)	(833,057,010)
NET ASSETS
Beginning of the period	1,461,234,753	2,294,291,763

End of the period	$1,422,970,741	$1,461,234,753

UNDISTRIBUTED NET INVESTMENT INCOME	$9,514,351	$16,118,141

(a)	On January 11, 2016 Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$18.45		$19.77	$18.57	$17.07		$14.24		$14.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.21	0.28	0.32	(b)	0.35	(c)	0.22
Net realized and unrealized gain (loss)	0.47		(0.37)	1.49	1.45		2.71		(0.45)

Total from Investment Operations	0.57		(0.16)	1.77	1.77		3.06		(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.20)	(0.33)	(0.27)		(0.23)		(0.25)
Net realized capital gains	(0.84)		(0.96)	(0.24)	—		—		—

Total Distributions	(0.99)		(1.16)	(0.57)	(0.27)		(0.23)		(0.25)

Net asset value, end of the period	$18.03		$18.45	$19.77	$18.57		$17.07		$14.24

Total return(d)	3.18	%(e)	(0.91)%	9.62%	10.54	%(b)	21.75	%(c)	(1.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$272,073		$246,371	$237,167	$251,211		$216,209		$111,589
Net expenses	1.17	%(f)	1.18%	1.17%	1.18%		1.21%		1.24	%(g)
Gross expenses	1.17	%(f)	1.18%	1.17%	1.18%		1.21%		1.24	%(g)
Net investment income	1.09	%(f)	1.06%	1.46%	1.82	%(b)	2.16	%(c)	1.41%
Portfolio turnover rate	14%		48%	49%	58%		29%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 10.25% and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 21.46% and the ratio of net investment income to average net assets would have been 1.93%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$18.19		$19.51	$18.36	$16.90		$14.10		$14.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.14	0.19	(b)	0.22	(c)	0.10
Net realized and unrealized gain (loss)	0.47		(0.36)	1.45	1.45		2.70		(0.44)

Total from Investment Operations	0.50		(0.30)	1.59	1.64		2.92		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.06)	(0.20)	(0.18)		(0.12)		(0.15)
Net realized capital gains	(0.84)		(0.96)	(0.24)	—		—		—

Total Distributions	(0.86)		(1.02)	(0.44)	(0.18)		(0.12)		(0.15)

Net asset value, end of the period	$17.83		$18.19	$19.51	$18.36		$16.90		$14.10

Total return(d)	2.77	%(e)	(1.66)%	8.72%	9.77	%(b)	20.83	%(c)	(2.42)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$428,027		$393,416	$377,001	$340,561		$251,366		$145,369
Net expenses	1.92	%(f)	1.93%	1.92%	1.93%		1.96%		1.99	%(g)
Gross expenses	1.92	%(f)	1.93%	1.92%	1.93%		1.96%		1.99	%(g)
Net investment income	0.34	%(f)	0.31%	0.71%	1.07	%(b)	1.40	%(c)	0.64%
Portfolio turnover rate	14%		48%	49%	58%		29%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 9.41% and the ratio of net investment income to average net assets would have been 0.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 20.55% and the ratio of net investment income to average net assets would have been 1.18%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$18.55		$19.89	$18.68	$17.15		$14.31		$14.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.25	0.33	0.37	(b)	0.40	(c)	0.26
Net realized and unrealized gain (loss)	0.50		(0.37)	1.49	1.47		2.71		(0.45)

Total from Investment Operations	0.62		(0.12)	1.82	1.84		3.11		(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.26)	(0.37)	(0.31)		(0.27)		(0.28)
Net realized capital gains	(0.84)		(0.96)	(0.24)	—		—		—

Total Distributions	(1.04)		(1.22)	(0.61)	(0.31)		(0.27)		(0.28)

Net asset value, end of the period	$18.13		$18.55	$19.89	$18.68		$17.15		$14.31

Total return	3.35	%(d)	(0.72)%	9.87%	10.90	%(b)	21.96	%(c)	(1.42)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$765,523		$604,609	$633,057	$570,694		$460,103		$216,136
Net expenses	0.92	%(e)	0.93%	0.92%	0.93%		0.96%		0.99	%(f)
Gross expenses	0.92	%(e)	0.93%	0.92%	0.93%		0.96%		0.99	%(f)
Net investment income	1.35	%(e)	1.30%	1.69%	2.07	%(b)	2.44	%(c)	1.65%
Portfolio turnover rate	14%		48%	49%	58%		29%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.31, total return would have been 10.60% and the ratio of net investment income to average net assets would have been 1.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.36, total return would have been 21.75% and the ratio of net investment income to average net assets would have been 2.20%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$9.90		$9.45		$8.07	$6.50	$5.24	$5.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05		0.05	0.04	0.04	0.01
Net realized and unrealized gain (loss)	0.87		0.45		1.34	1.59	1.23	0.09

Total from Investment Operations	0.90		0.50		1.39	1.63	1.27	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)		(0.01)	(0.06)	(0.01)	—
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.05)		(0.05)		(0.01)	(0.06)	(0.01)	—

Net asset value, end of the period	$10.75		$9.90		$9.45	$8.07	$6.50	$5.24

Total return(b)	9.05	%(c)	5.30%		17.23%	25.23%	24.22%	1.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$568,436		$122,203		$63,682	$50,248	$33,663	$26,716
Net expenses	0.91	%(d)	0.92%		0.94%	1.03%	1.07%	1.14%
Gross expenses	0.91	%(d)	0.92%		0.94%	1.03%	1.07%	1.14%
Net investment income	0.60	%(d)	0.45%		0.55%	0.57%	0.61%	0.23%
Portfolio turnover rate	4%		27	%(e)	14%	6%	16%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the effect of a redemption in-kind that occurred during the period.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$9.18		$8.79		$7.55	$6.09	$4.94	$4.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.03)		(0.02)	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.81		0.42		1.26	1.48	1.16	0.10

Total from Investment Operations	0.80		0.39		1.24	1.47	1.15	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.01)	—	—
Net realized capital gains	—		—		—	—	—	—

Total Distributions	—		—		—	(0.01)	—	—

Net asset value, end of the period	$9.98		$9.18		$8.79	$7.55	$6.09	$4.94

Total return(b)	8.71	%(c)	4.44%		16.42%	24.21%	23.28%	1.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77,137		$41,421		$29,837	$20,798	$10,489	$10,262
Net expenses	1.65	%(d)	1.67%		1.69%	1.78%	1.82%	1.89%
Gross expenses	1.65	%(d)	1.67%		1.69%	1.78%	1.82%	1.89%
Net investment loss	(0.13	)%(d)	(0.29)%		(0.20)%	(0.20)%	(0.13)%	(0.53)%
Portfolio turnover rate	4%		27	%(e)	14%	6%	16%	16%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the effect of a redemption in-kind that occurred during the period.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$10.52		$10.01		$8.56		$7.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08		0.05		0.03
Net realized and unrealized gain (loss)	0.92		0.49		1.42		0.95

Total from Investment Operations	0.97		0.57		1.47		0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.06)		(0.02)		—
Net realized capital gains	—		—		—		—

Total Distributions	(0.07)		(0.06)		(0.02)		—

Net asset value, end of the period	$11.42		$10.52		$10.01		$8.56

Total return	9.22	%(c)	5.65	%(b)	17.21	%(b)	12.93	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,701		$1		$1		$1
Net expenses	0.57	%(d)	0.55	%(e)	0.95	%(e)	0.95	%(d)(e)
Gross expenses	0.57	%(d)	9.82%		3.45%		3.50	%(d)
Net investment income	0.97	%(d)	0.71%		0.52%		0.60	%(d)
Portfolio turnover rate	4%		27	%(f)	14%		6%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover would have been 6% if excluding the effect of a redemption in-kind that occurred during the period.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$10.53		$10.04		$8.57	$6.90	$5.56	$5.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.07		0.08	0.05	0.06	0.03
Net realized and unrealized gain (loss)	0.91		0.49		1.42	1.69	1.30	0.10

Total from Investment Operations	0.96		0.56		1.50	1.74	1.36	0.13

LESS DISTRIBUTIONS FROM:
Net investment income(a)	(0.06)		(0.07)		(0.03)	(0.07)	(0.02)	—
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.06)		(0.07)		(0.03)	(0.07)	(0.02)	—

Net asset value, end of the period	$11.43		$10.53		$10.04	$8.57	$6.90	$5.56

Total return	9.14	%(b)	5.59%		17.51%	25.49%	24.57%	2.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,128,575		$1,174,150		$1,004,157	$541,245	$102,688	$70,177
Net expenses	0.65	%(c)	0.67%		0.69%	0.77%	0.82%	0.89%
Gross expenses	0.65	%(c)	0.67%		0.69%	0.77%	0.82%	0.89%
Net investment income	0.87	%(c)	0.69%		0.79%	0.68%	0.87%	0.49%
Portfolio turnover rate	4%		27	%(d)	14%	6%	16%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Portfolio turnover would have been 6% if excluding the effect of a redemption in-kind that occurred during the period.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$23.98		$28.47	$25.59		$20.86	$16.04	$16.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	(b)	0.29	0.45	(c)	0.31	0.27	0.20
Net realized and unrealized gain (loss)	0.71		(1.58)	4.00		4.70	4.78	(0.72)

Total from Investment Operations	0.92		(1.29)	4.45		5.01	5.05	(0.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.53)	(0.27)		(0.28)	(0.23)	(0.22)
Net realized capital gains	(5.11)		(2.67)	(1.30)		—	—	—

Total Distributions	(5.39)		(3.20)	(1.57)		(0.28)	(0.23)	(0.22)

Net asset value, end of the period	$19.51		$23.98	$28.47		$25.59	$20.86	$16.04

Total return(d)	3.20	%(b)(e)	(5.59)%	17.97	%(c)	24.35%	31.71%	(3.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$122,529		$124,662	$580,092		$171,327	$129,572	$126,789
Net expenses	0.94	%(f)	0.95%	0.96%		0.97%	0.98%	0.98%
Gross expenses	0.94	%(f)	0.95%	0.96%		0.97%	0.98%	0.98%
Net investment income	1.97	%(b)(f)	1.07%	1.63	%(c)	1.31%	1.45%	1.09%
Portfolio turnover rate	7%		20%	28%		24%	25%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.16, total return would have been 2.99% and the ratio of net investment income to average net assets would have been 1.50%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.29, total return would have been 17.02% and the ratio of net investment income to average net assets would have been 1.05%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$23.69		$28.14	$25.33		$20.65	$15.85	$16.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	(b)	0.10	0.31	(c)	0.13	0.13	0.06
Net realized and unrealized gain (loss)	0.71		(1.57)	3.89		4.68	4.74	(0.71)

Total from Investment Operations	0.83		(1.47)	4.20		4.81	4.87	(0.65)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.31)	(0.09)		(0.13)	(0.07)	(0.08)
Net realized capital gains	(5.11)		(2.67)	(1.30)		—	—	—

Total Distributions	(5.22)		(2.98)	(1.39)		(0.13)	(0.07)	(0.08)

Net asset value, end of the period	$19.30		$23.69	$28.14		$25.33	$20.65	$15.85

Total return(d)	2.83	%(b)(e)	(6.30)%	17.07	%(c)	23.41%	30.78%	(4.00)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,189		$15,071	$16,958		$15,158	$9,104	$8,996
Net expenses	1.69	%(f)	1.70%	1.71%		1.72%	1.73%	1.73%
Gross expenses	1.69	%(f)	1.70%	1.71%		1.72%	1.73%	1.73%
Net investment income	1.15	%(b)(f)	0.40%	1.15	%(c)	0.55%	0.70%	0.33%
Portfolio turnover rate	7%		20%	28%		24%	25%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been 2.61% and the ratio of net investment income to average net assets would have been 0.73%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, total return would have been 16.11% and the ratio of net investment income to average net assets would have been 0.28%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013*
Net asset value, beginning of the period	$24.09		$28.58	$25.65		$22.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	(b)	0.42	0.63	(c)	0.25
Net realized and unrealized gain (loss)	0.72		(1.61)	3.94		2.81

Total from Investment Operations	0.97		(1.19)	4.57		3.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)		(0.63)	(0.34)		—
Net realized capital gains	(5.11)		(2.67)	(1.30)		—

Total Distributions	(5.53)		(3.30)	(1.64)		—

Net asset value, end of the period	$19.53		$24.09	$28.58		$25.65

Total return	3.41	%(b)(d)	(5.23)%	18.43	%(c)	13.55	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$621,096		$554,946	$392,811		$260,643
Net expenses	0.58	%(e)	0.57%	0.57%		0.57	%(e)
Gross expenses	0.58	%(e)	0.57%	0.57%		0.57	%(e)
Net investment income	2.36	%(b)(e)	1.55%	2.28	%(c)	1.50	%(e)
Portfolio turnover rate	7%		20%	28%		24%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 3.14% and the ratio of net investment income to average net assets would have been 1.87%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.39, total return would have been 17.48% and the ratio of net investment income to average net assets would have been 1.43%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$24.10		$28.58	$25.65		$20.91	$16.08	$16.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	(b)	0.37	0.60	(c)	0.36	0.32	0.25
Net realized and unrealized gain (loss)	0.72		(1.60)	3.94		4.72	4.78	(0.73)

Total from Investment Operations	0.96		(1.23)	4.54		5.08	5.10	(0.48)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.58)	(0.31)		(0.34)	(0.27)	(0.26)
Net realized capital gains	(5.11)		(2.67)	(1.30)		—	—	—

Total Distributions	(5.49)		(3.25)	(1.61)		(0.34)	(0.27)	(0.26)

Net asset value, end of the period	$19.57		$24.10	$28.58		$25.65	$20.91	$16.08

Total return	3.37	%(b)(d)	(5.37)%	18.27	%(c)	24.65%	32.05%	(3.05)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$582,758		$681,109	$1,303,492		$1,513,807	$1,240,093	$957,584
Net expenses	0.69	%(e)	0.70%	0.71%		0.72%	0.73%	0.74%
Gross expenses	0.69	%(e)	0.70%	0.71%		0.72%	0.73%	0.74%
Net investment income	2.17	%(b)(e)	1.36%	2.19	%(c)	1.56%	1.68%	1.34%
Portfolio turnover rate	7%		20%	28%		24%	25%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19 total return would have been 3.10% and the ratio of net investment income to average net assets would have been 1.74%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.35, total return would have been 17.32% and the ratio of net investment income to average net assets would have been 1.28%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$23.81		$28.34	$25.51		$20.79	$16.00	$16.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	(b)	0.26	0.30	(c)	0.24	0.22	0.17
Net realized and unrealized gain (loss)	0.70		(1.61)	4.07		4.71	4.77	(0.73)

Total from Investment Operations	0.88		(1.35)	4.37		4.95	4.99	(0.56)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.51)	(0.24)		(0.23)	(0.20)	(0.18)
Net realized capital gains	(5.11)		(2.67)	(1.30)		—	—	—

Total Distributions	(5.45)		(3.18)	(1.54)		(0.23)	(0.20)	(0.18)

Net asset value, end of the period	$19.24		$23.81	$28.34		$25.51	$20.79	$16.00

Total return	3.11	%(b)(d)	(5.83)%	17.68	%(c)	24.08%	31.43%	(3.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,399		$85,387	$268		$12	$2	$1
Net expenses	1.20	%(e)	1.23%	1.21%		1.19%	1.24%	1.17%
Gross expenses	1.20	%(e)	1.23%	1.21%		1.19%	1.24%	1.17%
Net investment income	1.72	%(b)(e)	1.03%	1.07	%(c)	1.01%	1.17%	0.90%
Portfolio turnover rate	7%		20%	28%		24%	25%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13 total return would have been 2.85% and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 16.73% and the ratio of net investment income to average net assets would have been 0.96%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. In addition, Growth Fund and Value Fund offer Class N shares and Value Fund offers Admin Class shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Growth Fund and Value Fund Class A, Class B, Class C and Admin Class (for Value Fund) collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  52

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

53  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of March 31, 2016, securities held by the funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Illiquid securities[2]	Percentage of Net Assets	Other fair valued securities[3]	Percentage of Net Assets
Global Equity and Income Fund	$301,221,738	20.6%	$1,815,075	0.1%	$253,342	Less than 0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

[2]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[3]	Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  54

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a

55  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statement of Assets and Liabilities for Global Equity and Income Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statement of Assets and Liabilities for Global Equity and Income Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

f.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

g.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment

|  56

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, capital gain and return of capital distributions received, deferred Trustees’ fees, convertible bonds, redemption-in-kind, distribution re-designations and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments, capital gain tax, convertible bonds and return of capital distributions received. Amounts of income and capital gain available to be distributed on a

57  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Equity and Income Fund	$29,430,584	$43,172,460	$72,603,044
Growth Fund	6,342,015	—	6,342,015
Value Fund	56,748,378	200,996,242	257,744,620

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2015, the capital loss carryforwards were as follows:

	Global Equity and Income Fund	Growth Fund	Value Fund
Capital loss carryforward:
Expires
September 30, 2018	$—	$(18,909,834)	$—

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities

|  58

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

k.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

59  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$24,933,692	$—	$24,933,692
China	30,571,807	9,001,640	—	39,573,447
Denmark	—	16,225,543	—	16,225,543
France	—	17,724,674	—	17,724,674
Germany	—	10,029,246	—	10,029,246
Hong Kong	—	27,276,471	—	27,276,471
India	14,789,050	18,783,858	—	33,572,908
Ireland	—	7,523,877	—	7,523,877
Italy	—	8,305,589	—	8,305,589
Japan	—	42,329,235	—	42,329,235
Netherlands	—	11,850,314	—	11,850,314
Philippines	—	11,824,758	—	11,824,758
Sweden	—	26,736,481	—	26,736,481
Switzerland	—	32,022,300	—	32,022,300
United Kingdom	—	36,654,060	—	36,654,060
All Other Common Stocks(a)	567,421,581	—	—	567,421,581

Total Common Stocks	612,782,438	301,221,738	—	914,004,176

|  60

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$31,019	$319,711,270	$253,342	(b)	$319,995,631
All Other Non-Convertible Bonds(a)	—	162,109,155	—		162,109,155

Total Non-Convertible Bonds	31,019	481,820,425	253,342		482,104,786

Convertible Bonds(a)	—	11,689,733	—		11,689,733
Municipals(a)	—	492,626	—		492,626

Total Bonds and Notes	31,019	494,002,784	253,342		494,287,145

Senior Loans(a)	—	4,294,142	—		4,294,142
Preferred Stocks	169,832	24,238	134,737	(c)	328,807
Short-Term Investments	—	42,907,133	—		42,907,133

Total Investments	612,983,289	842,450,035	388,079		1,455,821,403

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,046,767	—		2,046,767

Total	$612,983,289	$844,496,802	$388,079		$1,457,868,170

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(994,219)	$—	$(994,219)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,738,945,235	$—	$—	$2,738,945,235
Short-Term Investments	—	45,873,971	—	45,873,971

Total	$2,738,945,235	$45,873,971	$—	$2,784,819,206

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,405,045,312	$—	$—	$1,405,045,312
Short-Term Investments	—	16,302,552	—	16,302,552

Total	$1,405,045,312	$16,302,552	$—	$1,421,347,864

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Global Equity and Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$171,786	$3,166	$—	$(85,910)	$—
Preferred Stocks
Convertible Preferred Stocks
United States	—	—	—	(174,454)	26,831

Total	$171,786	$3,166	$—	$(260,364)	$26,831

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
United States	$—	$164,300	$—	$253,342	$(85,910)
Preferred Stocks
Convertible Preferred Stocks
United States	—	282,360	—	134,737	(174,454)

Total	$—	$446,660	$—	$388,079	$(260,364)

|  62

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

A debt security valued at $164,300 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $282,360 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Equity and Income Fund used during the period include forward foreign currency contracts.

Global Equity and Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for Global Equity and Income Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,046,767

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(994,219)

63  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Transactions in derivative instruments for Global Equity and Income Fund during the six months ended March 31, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(343,811)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$833,750

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Equity and Income Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

Global Equity and Income Fund	Forwards
Average Notional Amount Outstanding	6.19%
Highest Notional Amount Outstanding	6.90%
Lowest Notional Amount Outstanding	5.77%
Notional Amount Outstanding as of March 31, 2016	6.90%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Global Equity and Income Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of

|  64

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2016, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Equity and Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$380,636	$(380,636)	$—	$—	$—
Morgan Stanley & Co.	1,666,131	—	1,666,131	(1,493,000)	173,131

	$2,046,767	$(380,636)	$1,666,131	$(1,493,000)	$173,131

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$(379,526)	$—	$(379,526)	$300,000	$(79,526)
Credit Suisse International	(408,286)	380,636	(27,650)	—	(27,650)
UBS AG	(206,407)	—	(206,407)	—	(206,407)

	$(994,219)	$380,636	$(613,583)	$300,000	$(313,583)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to,

65  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Equity and Income Fund	$2,346,767	$173,131

These amounts include cash received as collateral for Global Equity and Income Fund of $1,493,000.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Equity and Income Fund	$329,352,785	$164,801,693
Growth Fund	1,345,836,786	66,216,442
Value Fund	93,293,593	154,305,348

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, purchases and sales of U.S. Government/Agency securities by the Global Equity and Income Fund were $58,851,504 and $15,499,414, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2016, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $2 billion	Over $2 billion
Global Equity and Income Fund	0.75%	0.73%
Growth Fund	0.50%	0.50%
Value Fund	0.50%	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	1.25%	—	2.00%	—	1.00%	—
Growth Fund	1.25%	2.00%	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a

67  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Global Equity and Income Fund	$5,092,649	0.75%
Growth Fund	4,494,676	0.50%
Value Fund	3,646,975	0.50%

No expenses were recovered for any of the Funds during the six months ended March 31, 2016 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Also under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

Under the Admin Class Plan, Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees				Distribution Fees
Fund	Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
Global Equity and Income Fund	$322,826	$—	$514,508	$—	$—	$1,543,523	$—
Growth Fund	251,483	8	77,007	—	23	231,022	—
Value Fund	155,126	30	17,443	107,848	90	52,331	107,848

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Equity and Income Fund	$298,174
Growth Fund	395,214
Value Fund	320,037

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Equity and Income Fund	$541,709
Growth Fund	673,590
Value Fund	466,109

As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Equity and Income Fund	$15,058
Growth Fund	35,520
Value Fund	14,305

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2016, were as follows:

Fund	Commissions
Global Equity and Income Fund	$79,458
Growth Fund	75,743
Value Fund	51,295

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based

71  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2016, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Equity and Income Fund	1.12%	1.02%	2.14%
Growth Fund	0.47%	1.19%	1.66%
Value Fund	0.98%	1.66%	2.64%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2016, NGAM Advisors reimbursed the Fund $77 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2016, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Growth Fund	$84,987	$1	$25,948	$77	$647,866	$—
Value Fund	74,625	12	8,294	632	383,441	51,938

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The Global Equity and Income Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, none of the Funds had borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Equity and Income Fund	$9,466
Growth Fund	36,546
Value Fund	36,615

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of

73  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Global Equity and Income Fund	—	—
Growth Fund	2	30.74%
Value Fund	2	41.28%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Global Equity and Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,202,857	$75,855,251	4,329,411	$83,633,755
Issued in connection with the reinvestment of distributions	577,892	10,419,401	543,357	10,198,816
Redeemed	(3,051,316)	(55,061,047)	(3,512,804)	(67,808,443)

Net change	1,729,433	$31,213,605	1,359,964	$26,024,128

Class C
Issued from the sale of shares	3,856,978	$69,391,741	5,429,765	$103,964,870
Issued in connection with the reinvestment of distributions	632,650	11,305,458	555,784	10,348,688
Redeemed	(2,115,326)	(37,518,152)	(3,679,631)	(70,272,069)

Net change	2,374,302	$43,179,047	2,305,918	$44,041,489

Class Y
Issued from the sale of shares	14,499,646	$263,600,663	11,734,160	$227,617,351
Issued in connection with the reinvestment of distributions	1,658,138	30,028,870	1,570,256	29,583,620
Redeemed	(6,507,584)	(115,998,240)	(12,553,471)	(243,060,865)

Net change	9,650,200	$177,631,293	750,945	$14,140,106

Increase (decrease) from capital share transactions	13,753,935	$252,023,945	4,416,827	$84,205,723

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	43,584,844	$454,683,207	7,627,613	$76,862,467
Issued in connection with the reinvestment of distributions	45,230	484,869	32,331	321,374
Redeemed	(3,113,054)	(32,423,858)	(2,055,747)	(20,446,591)

Net change	40,517,020	$422,744,218	5,604,197	$56,737,250

Class B(a)
Issued from the sale of shares	—	$—	342	$3,298
Redeemed	(2,434)	(23,311)	(46,536)	(434,022)

Net change	(2,434)	$(23,311)	(46,194)	$(430,724)

Class C
Issued from the sale of shares	4,062,763	$40,250,077	1,853,819	$17,439,832
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(840,504)	(8,051,163)	(738,782)	(6,915,130)

Net change	3,222,259	$32,198,914	1,115,037	$10,524,702

Class N
Issued from the sale of shares	418,928	$4,885,007	—	$—
Issued in connection with the reinvestment of distributions	2,428	27,613	1	7
Redeemed	(9,880)	(108,674)	—	—

Net change	411,476	$4,803,946	1	$7

Class Y
Issued from the sale of shares	93,345,457	$1,050,003,478	52,581,221	$564,535,215
Issued in connection with the reinvestment of distributions	485,301	5,527,573	466,174	4,918,135
Redeemed	(19,150,869)	(213,036,070)	(18,517,808)	(199,164,033)
Redeemed in-kind (Note 13)	—	—	(23,009,100)	(238,604,371)

Net change	74,679,889	$842,494,981	11,520,487	$131,684,946

Increase (decrease) from capital share transactions	118,828,210	$1,302,218,748	18,193,528	$198,516,181

(a)	On January 11, 2016 Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	925,570	$18,619,225	1,738,963	$46,569,244
Issued in connection with the reinvestment of distributions	1,230,997	24,706,134	2,328,240	61,605,209
Redeemed	(1,075,331)	(22,372,325)	(19,246,045)	(514,711,447)

Net change	1,081,236	$20,953,034	(15,178,842)	$(406,536,994)

Class B(a)
Issued from the sale of shares	—	$—	107	$2,889
Issued in connection with the reinvestment of distributions	370	7,733	1,136	30,982
Redeemed	(2,824)	(60,700)	(22,159)	(612,219)

Net change	(2,454)	$(52,967)	(20,916)	$(578,348)

Class C
Issued from the sale of shares	94,546	$1,965,846	168,212	$4,489,770
Issued in connection with the reinvestment of distributions	113,598	2,260,606	46,757	1,229,708
Redeemed	(212,741)	(4,382,794)	(181,426)	(4,774,431)

Net change	(4,597)	$(156,342)	33,543	$945,047

Class N
Issued from the sale of shares	3,851,953	$79,801,350	12,753,984	$350,880,527
Issued in connection with the reinvestment of distributions	6,367,068	127,787,057	2,770,273	73,439,957
Redeemed	(1,451,205)	(31,276,476)	(6,232,756)	(161,942,813)

Net change	8,767,816	$176,311,931	9,291,501	$262,377,671

Class Y
Issued from the sale of shares	3,078,922	$64,629,839	7,557,970	$201,571,556
Issued in connection with the reinvestment of distributions	6,872,653	138,277,784	4,074,597	108,180,554
Redeemed	(8,425,527)	(176,502,650)	(28,985,641)	(786,537,213)

Net change	1,526,048	$26,404,973	(17,353,074)	$(476,785,103)

Admin Class
Issued from the sale of shares	236,094	$5,203,125	3,750,246	$100,404,741
Issued in connection with the reinvestment of distributions	972,040	19,256,108	8	209
Redeemed	(408,520)	(8,721,711)	(173,819)	(4,485,251)

Net change	799,614	$15,737,522	3,576,435	$95,919,699

Increase (decrease) from capital share transactions	12,167,663	$239,198,151	(19,651,353)	$(524,658,028)

(a)	On January 11, 2016 Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

77  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

13.   Redemption In-Kind.   In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption inkind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

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SEMIANNUAL REPORT

March 31, 2016

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 8

Financial Statements  page  53

Notes to Financial Statements  page 68

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class C	NECRX
Loomis, Sayles & Company, L.P.	Class N	NERNX
	Class Y	NERYX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20163

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	3.15%	-1.10%	4.33%	6.17%	—%
With 4.25% Maximum Sales Charge	-1.25	-5.31	3.43	5.71	—

Class C (Inception 12/30/94)
NAV	2.83	-1.80	3.57	5.38	—
With CDSC[1]	1.83	-2.76	3.57	5.38

Class N (Inception 2/1/13)
NAV	3.35	-0.74	—	—	1.89

Class Y (Inception 12/30/94)
NAV	3.28	-0.84	4.59	6.44	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	2.44	1.96	3.78	4.90	2.59

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class C	NEHCX
Loomis, Sayles & Company, L.P.	Class Y	NEHYX

Objective

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	-0.60%[5]	-6.30%	3.33%	5.55%
With 4.25% Maximum Sales Charge	-4.89	-10.24	2.43	5.08

Class C (Inception 3/2/98)
NAV	-0.98	-7.00	2.59	4.77
With CDSC[2]	-1.94	-7.89	2.59	4.77

Class Y (Inception 2/29/08)[1]
NAV	-0.46	-6.07	3.59	5.75

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[3]	1.22	-3.69	4.93	7.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares, restated to reflect the higher net expenses of that share class.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns may differ from the total returns reported in the financial highlights. The returns presented in the table are what an investor would have actually experienced.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class C	NECLX
Kurt L. Wagner, CFA®, CIC	Class Y	NELYX
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20163

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.30%	0.50%	1.45%	3.41%
With 2.25% Maximum Sales Charge	-1.99	-1.78	1.00	3.18

Class C (Inception 12/30/94)
NAV	-0.08	-0.25	0.70	2.65
With CDSC[1]	-1.07	-1.24	0.70	2.65

Class Y (Inception 3/31/94)
NAV	0.42	0.84	1.71	3.68

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	0.88	1.60	1.53	3.20

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2015 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

5  |

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,031.50	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	$3.69
Class C
Actual	$1,000.00	$1,028.30	$7.50
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.47
Class N
Actual	$1,000.00	$1,033.50	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97
Class Y
Actual	$1,000.00	$1,032.80	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$994.00	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55
Class C
Actual	$1,000.00	$990.20	$9.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.75	$9.32
Class Y
Actual	$1,000.00	$995.40	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,003.00	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89
Class C
Actual	$1,000.00	$999.20	$7.60
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.67
Class Y
Actual	$1,000.00	$1,004.20	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63

*	Expenses are equal to the Fund’s annualized expense ratio: 0.77%, 1.52% and 0.52% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.8% of Net Assets
	ABS Car Loan — 3.7%
$8,597,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,594,186
1,574,050	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	1,573,526
1,796,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,799,706
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,080,187
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,974,003
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,270,138
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,447,281
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,516,045
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,169,949
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,547,274
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,946,047
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,519,018
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,965,910
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,990,302
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,953,805
16,724,863	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	16,606,525
11,546,326	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	11,470,568
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,364,833
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	628,545
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,010,287
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	1,996,104
10,436,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,425,792
4,825,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,770,431
15,507,670	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	15,479,192
7,289,067	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	7,290,071

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$8,964,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	$8,924,127
2,160,070	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	2,151,223
13,846,510	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	13,808,536
933,681	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	934,988
854,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	863,077
865,351	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	867,445
1,065,224	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	1,069,138
968,438	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	969,733
10,653,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	10,703,120
3,075,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,076,457
3,369,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,389,654
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,964,275

		221,111,498

	ABS Credit Card — 0.0%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	482,926

	ABS Home Equity — 1.2%
2,615,000	American Homes 4 Rent, 5.036%, 10/17/2045, 144A	2,531,260
19,476,545	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	19,215,935
4,324,388	Colony American Homes, Series 2014-1A, Class A, 1.591%, 5/17/2031, 144A(b)	4,251,208
168,796	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	171,506
8,920,825	Home Partners of America Trust, Series 2016-1, Class A, 2.091%, 3/17/2033, 144A(b)	8,738,383
13,194,841	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	13,277,777
5,129,127	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	5,012,552
18,695,235	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	18,819,121

		72,017,742

	ABS Other — 1.3%
9,232,740	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,090,094
2,656,169	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	2,652,238
1,535,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,529,009

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	$19,064,002
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	13,779,198
15,600,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	15,698,746
7,508,800	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	7,008,683
8,729,250	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	8,212,341

		77,034,311

	ABS Student Loan — 0.1%
1,280,785	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	1,293,618
4,230,928	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	4,205,518

		5,499,136

	Aerospace & Defense — 0.8%
4,248,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	3,164,760
3,828,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	2,871,000
1,429,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,407,565
30,902,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	27,155,133
8,182,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	8,591,100
3,635,000	Textron, Inc., 3.875%, 3/01/2025	3,663,796

		46,853,354

	Airlines — 0.1%
2,844,296	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,924,050
876,087	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	924,271

		3,848,321

	Automotive — 2.9%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	650,025
3,940,000	Delphi Automotive PLC, 3.150%, 11/19/2020	4,022,559
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,287,294
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,763,552
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,037,701
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	31,342,207
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,810,466
5,392,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	5,719,273
12,241,000	General Motors Co., 5.000%, 4/01/2035	11,443,633
9,252,000	General Motors Co., 5.200%, 4/01/2045	8,697,546
29,179,000	General Motors Co., 6.250%, 10/02/2043	31,164,398
3,195,000	General Motors Financial Co., Inc., 3.250%, 5/15/2018	3,248,174
7,878,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	8,509,729
9,075,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	9,279,188

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	$23,097,239
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,389,206

		174,462,190

	Banking — 8.5%
12,009,000	Ally Financial, Inc., 3.500%, 1/27/2019	11,828,865
42,673,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,246,270
4,827,000	Ally Financial, Inc., 4.750%, 9/10/2018	4,899,405
20,616,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	20,945,856
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,623,647
12,367,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,541,251
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	35,146,050
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,723,990
2,415,000	Bank of America Corp., 5.650%, 5/01/2018	2,592,433
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	52,741,973
53,636,000	Barclays PLC, 2.875%, 6/08/2020	52,818,051
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,706,905
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,717,766
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	28,156,220
11,836,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,207,946
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	17,152,355
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,062,775
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	9,046,618
8,713,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,520,774
26,997,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	29,792,566
1,985,000	KEB Hana Bank, 4.250%, 6/14/2017, 144A	2,045,670
4,199,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,610,590
7,781,000	Morgan Stanley, 3.700%, 10/23/2024	8,036,372
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	22,432,184
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	14,322,612
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,834,401
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,437,547
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	8,565,129

		510,756,221

	Building Materials — 0.2%
3,965,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	4,129,789
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,551,937
2,761,000	USG Corp., 5.500%, 3/01/2025, 144A	2,871,440

		15,553,166

	Cable Satellite — 2.2%
2,301,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,347,020
2,417,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	2,501,595
14,646,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	15,085,380
6,758,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,036,767
2,862,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	2,963,630
19,371,000	CCO Safari II LLC, 6.484%, 10/23/2045, 144A	21,554,615
7,651,000	DISH DBS Corp., 5.000%, 3/15/2023	6,752,008

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$24,888,000	DISH DBS Corp., 5.875%, 11/15/2024	$22,834,740
15,585,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	13,834,914
3,939,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,906,350
2,648,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,740,460
8,447,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	9,256,535
2,013,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,265,706
10,556,652	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	10,688,610
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,938,000
2,447,290	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,594,127
382,500	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	398,756
4,827,002	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	4,971,812

		134,671,025

	Chemicals — 1.5%
28,349,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	24,052,709
4,224,000	Methanex Corp., 3.250%, 12/15/2019	3,930,546
15,625,000	Methanex Corp., 5.250%, 3/01/2022	14,774,094
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	6,925,324
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	11,011,481
15,420,000	PolyOne Corp., 5.250%, 3/15/2023	15,342,900
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,296,545
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,944,335
4,950,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	5,056,242

		89,334,176

	Collateralized Mortgage Obligations — 1.0%
699,800	Government National Mortgage Association, Series 2010-H20, Class AF, 0.755%, 10/20/2060(b)	690,071
522,358	Government National Mortgage Association, Series 2010-H24, Class FA, 0.775%, 10/20/2060(b)	515,206
500,667	Government National Mortgage Association, Series 2011-H06, Class FA, 0.875%, 2/20/2061(b)	494,620
5,498,435	Government National Mortgage Association, Series 2012-H12, Class FA, 0.975%, 4/20/2062(b)	5,453,185
587,916	Government National Mortgage Association, Series 2012-H18, Class NA, 0.945%, 8/20/2062(b)	582,586
3,233,729	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,236,523
4,191,684	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,233,589
1,874,356	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,876,003
18,238,599	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	18,730,606
25,888,909	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	26,084,588

		61,896,977

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.2%
$3,671,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034	$3,751,571
5,773,000	IHS, Inc., 5.000%, 11/01/2022	5,982,271

		9,733,842

	Consumer Products — 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,889,058

	Diversified Manufacturing — 0.5%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,304,817
5,426,000	EnerSys, 5.000%, 4/30/2023, 144A	5,215,743
32,297,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	26,322,055

		32,842,615

	Electric — 1.7%
15,525,000	AES Corp. (The), 3.635%, 6/01/2019(b)	14,981,625
2,124,000	AES Corp. (The), 7.375%, 7/01/2021	2,378,880
12,789,000	Dynegy, Inc., 6.750%, 11/01/2019	12,725,055
20,269,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,144,013
3,364,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,478,961
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,074,928
975,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,023,750
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,611,448
6,362,000	Talen Energy Supply LLC, 6.500%, 6/01/2025	5,280,460
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,348,178
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,520,309

		102,567,607

	Finance Companies — 3.4%
22,922,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	22,807,390
3,320,000	Aircastle Ltd., 5.000%, 4/01/2023	3,336,600
5,092,000	Aircastle Ltd., 5.500%, 2/15/2022	5,311,567
8,976,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	9,285,672
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,761,631
2,365,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,566,025
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	17,262,588
21,145,000	iStar, Inc., 6.500%, 7/01/2021	20,589,944
4,475,000	Navient Corp., 5.875%, 3/25/2021	4,049,875
9,678,000	Navient LLC, 4.875%, 6/17/2019	9,339,270
19,049,000	Navient LLC, MTN, 5.500%, 1/15/2019	18,715,642
14,327,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,255,365
116,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	114,260
6,719,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,517,430
51,228,000	Springleaf Finance Corp., 5.250%, 12/15/2019	48,922,740
3,027,000	Springleaf Finance Corp., 6.000%, 6/01/2020	2,905,920

		202,741,919

	Financial Other — 0.5%
33,594,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	30,066,630

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.6%
$1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	$1,172,366
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,701,145
8,091,000	Kraft Foods Group, Inc., 3.500%, 6/06/2022	8,504,814
7,484,000	Kraft Heinz Foods Co., 3.950%, 7/15/2025, 144A	7,963,268
12,096,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	12,833,856
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,389,900

		35,565,349

	Government Owned – No Guarantee — 5.0%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,360,779
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,208,302
15,316,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	17,096,485
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,708,257
19,689,000	Ecopetrol S.A., 5.375%, 6/26/2026	17,916,990
6,092,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,186,028
18,618,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,358,996
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,299,837
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,263,271
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,340,847
44,032,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	38,780,612
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,395,664
8,105,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	7,875,304
41,532,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	26,995,800
4,369,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	3,141,311
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	19,244,025
8,037,000	Petroleos Mexicanos, 3.125%, 1/23/2019	7,964,667
1,168,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,183,768
10,557,000	Petroleos Mexicanos, 3.500%, 7/23/2020	10,345,860
6,246,000	Petroleos Mexicanos, 5.500%, 1/21/2021	6,480,225
5,705,000	Petroleos Mexicanos, 6.375%, 2/04/2021, 144A	6,079,362
16,932,000	Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/06/2024, 144A	10,455,510
30,710,000	Tennessee Valley Authority, 3.500%, 12/15/2042(c)	30,614,492
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	23,314,178
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,607,576
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,984,277

		304,202,423

	Health Insurance — 0.3%
13,170,000	Centene Escrow Corp., 5.625%, 2/15/2021, 144A	13,729,725
6,240,000	Molina Healthcare, Inc., 5.375%, 11/15/2022, 144A	6,411,600

		20,141,325

	Healthcare — 1.4%
11,054,000	Halyard Health, Inc., 6.250%, 10/15/2022	11,012,548
1,525,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,639,375
2,814,000	HCA, Inc., 5.875%, 5/01/2023	2,951,183
25,721,000	HCA, Inc., 7.500%, 2/15/2022	29,129,032
555,000	HCA, Inc., 7.500%, 12/15/2023	588,300
16,381,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	16,258,142

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$3,030,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	$3,151,200
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,356,439
9,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	9,936,153
9,084,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,242,970

		87,265,342

	Home Construction — 0.2%
8,331,000	KB Home, 4.750%, 5/15/2019	8,299,759
4,031,000	Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,990,690

		12,290,449

	Hybrid ARMs — 0.0%
103,305	FNMA, 2.244%, 2/01/2037(b)	107,071

	Independent Energy — 1.7%
8,635,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	8,815,610
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	2,882,150
13,490,000	Newfield Exploration Co., 5.375%, 1/01/2026	12,275,900
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	10,233,270
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	13,776,896
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	11,842,440
8,462,000	QEP Resources, Inc., 5.375%, 10/01/2022	7,425,405
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	9,229,612
12,878,000	SM Energy Co., 5.000%, 1/15/2024	8,914,023
16,006,000	SM Energy Co., 6.125%, 11/15/2022	11,668,374
1,086,000	SM Energy Co., 6.500%, 11/15/2021	800,925
4,026,000	SM Energy Co., 6.500%, 1/01/2023	2,838,330

		100,702,935

	Industrial Other — 0.5%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,436,913
5,780,000	CBRE Services, Inc., 5.000%, 3/15/2023	5,911,327
4,232,000	Deluxe Corp., 6.000%, 11/15/2020	4,401,280
12,149,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	11,936,392

		28,685,912

	Integrated Energy — 0.1%
5,065,000	Exxon Mobil Corp., 4.114%, 3/01/2046	5,370,419

	Leisure — 0.2%
11,677,000	Regal Entertainment Group, 5.750%, 3/15/2022	12,085,695

	Media Entertainment — 1.0%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,037,124
30,499,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,065,918
18,328,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	18,786,200
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	5,070,964

		59,960,206

	Metals & Mining — 2.0%
8,856,000	Anglo American Capital PLC, 3.625%, 5/14/2020, 144A	7,577,371
22,074,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	17,935,125

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$20,061,000	ArcelorMittal, 7.750%, 3/01/2041	$17,152,155
4,470,000	ArcelorMittal, 8.000%, 10/15/2039	3,888,900
5,097,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	3,899,205
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	13,182,960
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	8,807,332
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,045,956
33,429,000	Southern Copper Corp., 5.875%, 4/23/2045	29,634,374
4,006,000	Steel Dynamics, Inc., 5.125%, 10/01/2021	4,046,060
1,395,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,398,488

		118,567,926

	Midstream — 2.0%
10,668,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	10,138,238
6,169,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	5,313,471
22,923,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	19,717,952
9,022,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	8,190,740
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,448,730
3,442,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,598,904
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,960,509
15,639,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	15,866,782
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	12,438,941
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	295,063
7,745,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	7,524,190
21,799,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	20,586,540
1,298,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,291,510
6,951,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	6,864,112

		118,235,682

	Mortgage Related — 13.2%
3,540,577	FHLMC, 3.000%, 11/01/2042	3,636,524
44,498,736	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	46,779,499
21,214,470	FHLMC, 4.000%, with various maturities from 2044 to 2045(d)	22,783,137
15,273	FHLMC, 5.500%, 12/01/2018	15,951
20,482	FHLMC, 6.000%, 6/01/2035	23,582
34,126,087	FNMA, 3.000%, with various maturities in 2045(d)	35,041,159
169,101,855	FNMA, 3.500%, with various maturities from 2042 to 2045(d)	177,771,094
45,939,602	FNMA, 4.000%, with various maturities from 2041 to 2045(d)	49,305,668
351,926	FNMA, 6.000%, with various maturities from 2016 to 2037(d)	404,139
29,167	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	33,755
53,238	FNMA, 7.000%, with various maturities in 2030(d)	60,435
41,381	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	48,575
690,000	FNMA (TBA), 3.000%, 5/01/2046(e)	706,334
139,755,000	FNMA (TBA), 3.500%, 5/01/2046(e)	146,284,185
150,425,000	FNMA (TBA), 4.000%, 5/01/2046(e)	160,484,672

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$696,964	GNMA, 2.367%, 9/20/2063(b)	$735,200
158,862	GNMA, 4.144%, 1/20/2063	170,868
148,566	GNMA, 4.323%, 5/20/2063	160,540
197,061	GNMA, 4.423%, 7/20/2063	214,754
977,944	GNMA, 4.499%, 12/20/2062	1,051,574
648,023	GNMA, 4.515%, 7/20/2063	705,249
1,054,241	GNMA, 4.522%, 8/20/2062	1,127,622
598,566	GNMA, 4.524%, 5/20/2063	650,881
5,318,659	GNMA, 4.527%, 1/20/2065	5,973,469
4,406,604	GNMA, 4.533%, 6/20/2064	4,921,356
7,646,856	GNMA, 4.534%, 6/20/2062	8,098,159
1,027,387	GNMA, 4.538%, 11/20/2062	1,103,721
5,470,690	GNMA, 4.544%, 12/20/2064	6,128,925
14,463,771	GNMA, 4.546%, 11/20/2062	15,515,566
3,117,193	GNMA, 4.551%, 1/20/2065	3,497,373
18,771,345	GNMA, 4.556%, 12/20/2061(c)	19,809,207
6,588,491	GNMA, 4.575%, 10/20/2064	7,385,457
5,097,342	GNMA, 4.581%, 2/20/2065	5,707,279
3,973,903	GNMA, 4.587%, 12/20/2063	4,362,951
2,647,687	GNMA, 4.604%, 6/20/2062	2,821,450
6,833,722	GNMA, 4.608%, 2/20/2065	7,697,799
2,051,834	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,185,081
3,959,622	GNMA, 4.619%, 3/20/2065	4,452,882
2,901,352	GNMA, 4.627%, with various maturities from 2061 to 2064(d)	3,109,585
2,183,458	GNMA, 4.631%, 10/20/2062	2,338,358
13,814,749	GNMA, 4.650%, with various maturities from 2061 to 2062(d)	14,549,242
3,997,500	GNMA, 4.653%, 1/20/2064	4,455,635
794,628	GNMA, 4.668%, 5/20/2062	843,190
6,540,186	GNMA, 4.673%, with various maturities from 2062 to 2064(d)	7,331,336
8,231,878	GNMA, 4.676%, 4/20/2062	8,763,831
867,077	GNMA, 4.698%, 7/20/2061	909,085
583,368	GNMA, 4.700%, 10/20/2061	613,762
3,974,126	GNMA, 4.701%, 1/20/2064	4,455,275
518,138	GNMA, 5.500%, 4/15/2038	581,423
106,836	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	121,953
82,064	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	93,945
88,647	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	94,113
32,426	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	36,663
28,737	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	28,893
150	GNMA, 9.000%, 11/15/2016	151

		796,182,512

	Non-Agency Commercial Mortgage-Backed Securities — 5.7%
2,878,611	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	2,848,643
1,612,219	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.608%, 4/10/2049(b)	1,636,824
1,014,636	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,049,038

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,584,678	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.546%, 2/15/2028, 144A(b)	$1,560,362
821,316	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.137%, 12/10/2049(b)	859,514
23,390,940	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.813%, 12/10/2049(b)	24,291,711
11,869,597	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.286%, 10/15/2031, 144A(b)(f)	11,854,238
2,435,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.338%, 6/11/2027, 144A(b)	2,408,194
7,951,037	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.438%, 6/11/2027, 144A(b)	7,741,207
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.139%, 7/10/2046, 144A(b)	1,105,227
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.738%, 6/11/2027, 144A(b)	1,860,106
12,767,419	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.837%, 6/15/2034, 144A(b)	12,446,311
5,802,056	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	5,906,279
2,298,129	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.941%, 9/15/2039(b)	2,381,113
10,009,064	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	10,324,878
5,589,668	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.067%, 2/15/2041(b)	5,832,208
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(b)	3,169,826
1,139,642	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(b)	1,118,498
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 3.186%, 2/15/2027, 144A(b)	3,077,039
65,955	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.892%, 7/10/2038(b)	66,051
8,524,510	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,862,058
23,106,139	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	23,580,229
25,415,395	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.794%, 8/10/2045(b)	26,178,203
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.316%, 8/10/2044, 144A(b)	7,097,439
1,738,762	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.699%, 2/12/2049(b)	1,786,196
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.636%, 8/15/2027, 144A(b)(c)	11,449,700
18,005,715	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	18,278,937
2,091,404	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,162,032

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$6,267,379	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.743%, 6/15/2049(b)	$6,411,159
347,991	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	355,120
3,811,662	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)	3,791,803
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.786%, 7/15/2031, 144A(b)	3,919,494
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.436%, 7/15/2031, 144A(b)	2,155,454
6,912,830	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,058,324
5,402,957	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,503,881
13,660,414	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	13,938,424
9,427,208	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/2049(b)	9,769,345
4,633,449	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	4,803,976
60,027	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.715%, 4/12/2049(b)	59,916
1,660,380	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,724,707
4,460,149	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	4,566,898
297,309	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.645%, 6/11/2042(b)	309,200
952,351	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.268%, 1/11/2043(b)	1,009,894
6,177,597	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.794%, 8/15/2045, 144A(b)	6,379,695
9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	9,843,531
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	10,845,874
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 2.936%, 11/15/2026, 144A(b)	6,842,118
810,006	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	816,728
9,002,358	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,192,640
13,360,175	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	13,718,467
2,330,298	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,398,453
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.612%, 11/15/2043, 144A(b)	9,896,003
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.263%, 6/15/2044, 144A(b)	6,087,219

		342,330,384

	Oil Field Services — 0.9%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	5,265,285
7,342,000	Ensco PLC, 5.750%, 10/01/2044	3,634,290
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,076,285

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	$2,967,817
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	18,335,261
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(i)	4,455,150
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(i)	3,652,980
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	5,846,629
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	10,058,509
1,284,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,198,416

		57,490,622

	Packaging — 0.3%
5,160,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,366,400
2,867,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,031,852
7,651,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,645,630

		17,043,882

	Paper — 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,919,380
6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	7,074,297
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,878,056
9,335,000	WestRock RKT Co., 4.000%, 3/01/2023	9,562,541
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,136,502

		33,570,776

	Pharmaceuticals — 1.3%
13,105,000	Actavis Funding SCS, 4.550%, 3/15/2035	13,502,213
14,800,000	Actavis Funding SCS, 4.850%, 6/15/2044	15,761,082
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,476,435
15,306,000	Celgene Corp., 5.000%, 8/15/2045	16,550,898
10,335,000	Quintiles Transnational Corp., 4.875%, 5/15/2023, 144A	10,602,676
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	598,210
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	8,163,634
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,173,500
3,418,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	2,785,670

		76,614,318

	Property & Casualty Insurance — 0.1%
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,528,981

	Refining — 0.8%
15,350,000	Phillips 66, 5.875%, 5/01/2042	16,679,310
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	29,755,560

		46,434,870

	Retailers — 1.7%
11,789,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	11,906,890
9,712,000	CVS Health Corp., 3.875%, 7/20/2025	10,480,462
4,297,000	CVS Health Corp., 4.750%, 12/01/2022, 144A	4,821,823
2,051,000	CVS Health Corp., 5.000%, 12/01/2024, 144A	2,351,336
10,735,000	CVS Health Corp., 5.125%, 7/20/2045	12,432,439
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,001,600

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$25,000,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	$25,456,250
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,926,210
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,766,109
1,086,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,129,440

		103,272,559

	Sovereigns — 1.5%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,492,375
46,299,000	Colombia Government International Bond, 4.500%, 1/28/2026	47,340,727
25,892,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	26,018,457
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,009,578

		90,861,137

	Supranational — 0.1%
53,450,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,070,572
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	761,546

		3,832,118

	Technology — 2.6%
3,036,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,052,920
3,906,000	Equifax, Inc., 7.000%, 7/01/2037	4,546,619
11,850,000	Flextronics International Ltd., 4.750%, 6/15/2025	11,583,375
26,402,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020, 144A	27,453,882
16,856,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	16,585,394
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,659,127
33,145,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	27,096,037
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,970,808
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,046,912
67,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	67,081
328,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	369,019
12,534,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	12,752,092
1,995,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	2,004,744
6,786,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,972,133
23,176,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	24,005,956

		158,166,099

	Tobacco — 0.4%
3,345,000	Reynolds American, Inc., 6.150%, 9/15/2043	4,115,012
17,913,000	Reynolds American, Inc., 7.250%, 6/15/2037	23,275,293

		27,390,305

	Treasuries — 16.3%
24,543,333(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	149,184,297
530,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	11,338,950
170,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	3,855,048
955,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	23,043,012
44,928,800	U.S. Treasury Bond, 2.500%, 2/15/2045	43,809,084
48,010,000	U.S. Treasury Bond, 2.875%, 8/15/2045	50,500,519

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$17,063,100	U.S. Treasury Bond, 3.000%, 5/15/2045	$18,402,161
439,300	U.S. Treasury Bond, 3.375%, 5/15/2044	509,262
1,013,700	U.S. Treasury Bond, 3.625%, 2/15/2044	1,229,784
115,552,608	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(g)	112,143,228
137,276,874	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(g)	132,813,591
96,474,490	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(g)	108,004,928
62,506,360	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(g)	62,721,257
11,747,767	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(g)	11,846,730
66,760,085	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(g)	69,512,202
98,265,000	U.S. Treasury Note, 0.750%, 2/28/2018	98,287,994
8,020,000	U.S. Treasury Note, 1.375%, 1/31/2021	8,077,648
78,780,000	U.S. Treasury Note, 1.500%, 3/31/2023	78,521,523

		983,801,218

	Wireless — 1.3%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,541,986
19,694,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	21,032,838
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,303,304
4,885,000	Crown Castle International Corp., 3.400%, 2/15/2021	4,957,796
6,409,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	5,769,382
11,063,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,121,368
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,069,565
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	8,442,450

		78,238,689

	Wirelines — 4.2%
25,870,000	AT&T, Inc., 3.600%, 2/17/2023	26,875,722
17,141,000	AT&T, Inc., 4.750%, 5/15/2046	16,720,308
1,658,000	AT&T, Inc., 5.550%, 8/15/2041	1,779,686
10,504,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,640,657
1,820,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	1,751,022
6,927,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,286,945
38,371,000	Embarq Corp., 7.995%, 6/01/2036	37,044,898
7,533,000	Frontier Communications Corp., 6.875%, 1/15/2025	6,360,677
7,658,000	Frontier Communications Corp., 7.125%, 1/15/2023	6,777,330
1,521,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,209,195
4,474,000	Frontier Communications Corp., 8.500%, 4/15/2020	4,627,906
13,096,000	Frontier Communications Corp., 8.750%, 4/15/2022	12,768,600
401,000	Frontier Communications Corp., 9.000%, 8/15/2031	344,860
8,485,000	Level 3 Financing, Inc., 5.375%, 1/15/2024, 144A	8,591,063
8,867,000	Level 3 Financing, Inc., 5.625%, 2/01/2023	9,110,843
1,907,000	Qwest Corp., 6.750%, 12/01/2021	2,050,025
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	4,900,000
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,304,588
20,492,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	23,280,039
10,429,000	Verizon Communications, Inc., 2.625%, 2/21/2020	10,730,794
20,211,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	20,432,250
19,656,000	Verizon Communications, Inc., 5.050%, 3/15/2034	21,304,411

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$24,800,000	Windstream Services LLC, 7.500%, 4/01/2023	$18,538,000

		256,429,819

	Total Bonds and Notes (Identified Cost $5,981,693,131)	5,773,731,737

Senior Loans — 1.2%
	Automotive — 0.0%
274,400	KAR Auction Services, Inc., Term Loan B2, 3.938%, 3/11/2021(b)	275,086
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,482,826

		1,757,912

	Cable Satellite — 0.1%
3,575,883	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,557,431

	Electric — 0.1%
5,332,545	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,272,554

	Food & Beverage — 0.2%
11,564,000	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	11,515,778

	Industrial Other — 0.1%
4,447,705	Allison Transmission, Inc., New Term Loan B3, 3.500%, 8/23/2019(b)	4,442,412

	Lodging — 0.2%
11,719,495	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,620,583

	Midstream — 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	5,562,859
7,146,463	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	6,406,018

		11,968,877

	Retailers — 0.1%
11,389,614	Staples Escrow LLC, 2016 Term Loan, 4.750%, 2/02/2022(b)	11,372,188

	Wirelines — 0.2%
11,729,000	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(b)	11,697,214

	Total Senior Loans (Identified Cost $74,578,097)	73,204,949

Shares
Preferred Stocks — 0.3%
	Banking — 0.0%
27,456	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	699,030

	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	18,089,890

	Finance Companies — 0.0%
5,310	SLM Corp., Series A, 6.970%	246,384

	Total Preferred Stocks (Identified Cost $19,126,348)	19,035,304

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 8.9%
$222,133	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $222,133 on 4/01/2016 collateralized by $222,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $226,646 including accrued interest (Note 2 of Notes to Financial Statements)	$222,133
491,251,451	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $491,251,861 on 4/01/2016 collateralized by $205,000 U.S. Bond, 7.250% due 8/15/2022 valued at $279,056; $484,510,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $498,439,663; $2,330,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $2,367,863 including accrued interest (Note 2 of Notes to Financial Statements)	491,251,451
42,110,000	U.S. Treasury Bills, 0.168%, 4/28/2016(h)	42,104,568

	Total Short-Term Investments (Identified Cost $533,578,294)	533,578,152

	Total Investments — 106.2% (Identified Cost $6,608,975,870)(a)	6,399,550,142
	Other assets less liabilities — (6.2)%	(374,615,099)

	Net Assets — 100.0%	$6,024,935,043

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $6,629,534,455 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,610,452
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(286,594,765)

	Net unrealized depreciation	$(229,984,313)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(f)	Illiquid security. At March 31, 2016, the value of these securities amounted to $19,962,368 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $1,545,401,832 or 25.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/21/2016	Euro	12,444,000	$14,167,301	$(79,324)

1 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	16.3%
Mortgage Related	13.2
Banking	8.5
Non-Agency Commercial Mortgage-Backed Securities	5.7
Government Owned - No Guarantee	5.0
Wirelines	4.4
ABS Car Loan	3.7
Finance Companies	3.4
Automotive	2.9
Technology	2.6
Cable Satellite	2.6
Midstream	2.2
Metals & Mining	2.0
Other Investments, less than 2% each	24.8
Short-Term Investments	8.9

Total Investments	106.2
Other assets less liabilities (including forward foreign currency contracts)	(6.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.5% of Net Assets
Non-Convertible Bonds — 87.6%
	ABS Home Equity — 2.5%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.941%, 6/17/2031, 144A(b)	$277,813
204,265	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	206,258
138,103	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	139,414
114,634	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	106,279
157,820	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	160,486
70,817	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.717%, 5/25/2035(b)	65,720
267,438	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.703%, 4/25/2035(b)	215,238
146,074	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.956%, 11/20/2035(b)	135,801
277,406	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.762%, 9/19/2045(b)	198,713
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.683%, 11/25/2023(b)	246,969
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.733%, 10/25/2027(b)	289,351
218,479	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.195%, 7/19/2035(b)	196,926
64,766	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.144%, 12/25/2034(b)	60,325
81,073	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 2.793%, 3/25/2036(b)	55,959
296,076	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.933%, 1/25/2036(b)(c)	170,667
386,573	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.035%, 3/25/2035(b)	329,917
368,181	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.745%, 3/25/2035(b)	270,876
77,742	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.181%, 5/25/2036(b)	69,356
240,430	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	237,100
487,967	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.905%, 1/25/2047(b)	415,048

		3,848,216

	ABS Other — 0.5%
286,012	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	283,463
86,005	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	87,806
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	439,302

		810,571

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 3.0%
$55,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$57,062
125,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	109,844
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	131,250
115,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	120,319
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	766,150
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,425,000
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	936,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	617,675
515,000	TransDigm, Inc., 6.500%, 7/15/2024	510,983

		4,674,283

	Airlines — 0.2%
96,545	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	97,510
142,794	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	142,794

		240,304

	Automotive — 1.2%
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	245,400
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	576,600
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	315,233
735,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	731,325

		1,868,558

	Banking — 3.9%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,957,706
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,349,095
395,000	Deutsche Bank AG, 4.500%, 4/01/2025	343,315
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	440,128
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	868,597
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,087,285

		6,046,126

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	453,413

	Building Materials — 1.5%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	658,600
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	358,715
50,000	Masco Corp., 6.500%, 8/15/2032	51,000
345,000	Masco Corp., 7.750%, 8/01/2029	389,850
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	257,863
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	570,262

		2,286,290

	Cable Satellite — 6.1%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	796,987
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	484,500
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	635,937

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	$442,900
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,619
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	677,350
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	77,025
895,000	DISH DBS Corp., 5.125%, 5/01/2020	888,287
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,486,350
220,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	235,400
200,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	217,000
150,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	156,938
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,543,479
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	513,713
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	272,288
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	504,400
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	386,250
135,850	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	132,454

		9,466,877

	Chemicals — 0.8%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,177,800

	Construction Machinery — 0.5%
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	800,000

	Consumer Cyclical Services — 1.0%
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	456,138
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,078,575

		1,534,713

	Electric — 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	501,150
525,000	Dynegy, Inc., 7.375%, 11/01/2022	485,625
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,670,975
9,956	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	9,956

		2,667,706

	Environmental — 0.2%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	332,488
25,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	26,000

		358,488

	Finance Companies — 5.7%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	756,184
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021	708,975
515,000	Aircastle Ltd., 5.500%, 2/15/2022	537,207
600,000	iStar, Inc., 4.000%, 11/01/2017	585,000
505,000	iStar, Inc., 5.000%, 7/01/2019	484,800
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	888,125

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	$581,343
870,000	Navient Corp., 5.000%, 10/26/2020	789,525
200,000	Navient Corp., 5.875%, 3/25/2021	181,000
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	430,650
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	511,650
1,335,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,294,950
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,089,021

		8,838,430

	Financial Other — 1.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	549,462
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(d)	667,200
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	170,820
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	789,930

		2,177,412

	Food & Beverage — 0.4%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	415,502
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	136,832

		552,334

	Gaming — 1.0%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	181,562
725,000	MGM Resorts International, 6.000%, 3/15/2023	750,375
600,000	MGM Resorts International, 6.750%, 10/01/2020	649,200

		1,581,137

	Government Owned – No Guarantee — 1.5%
705,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	586,701
600,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	495,978
530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	423,841
45,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	32,355
24,207(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)	121,418
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	631,628

		2,291,921

	Health Insurance — 0.2%
365,000	Centene Escrow Corp., 6.125%, 2/15/2024, 144A	384,163

	Healthcare — 4.9%
360,000	Amsurg Corp., 5.625%, 7/15/2022	370,800
425,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	383,563
560,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	571,200
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	147,356
260,000	HCA, Inc., 5.375%, 2/01/2025	262,844
170,000	HCA, Inc., 7.050%, 12/01/2027	174,250
655,000	HCA, Inc., 7.500%, 12/15/2023	694,300
145,000	HCA, Inc., 7.500%, 11/06/2033	155,150
590,000	HCA, Inc., 7.690%, 6/15/2025	634,250

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$480,000	HCA, Inc., 8.360%, 4/15/2024	$535,200
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	885,600
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	551,050
305,000	LifePoint Health, Inc., 5.500%, 12/01/2021	318,725
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	67,600
235,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	251,450
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	306,513
675,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	646,312
705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	568,406

		7,524,569

	Home Construction — 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(g)(h)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(i)	513,750
800,000	Lennar Corp., 4.750%, 5/30/2025	786,000
915,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	908,137
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)(g)(h)	2
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)(g)(h)	9

		2,207,910

	Independent Energy — 6.7%
1,100,000	Antero Resources Corp., 5.125%, 12/01/2022	998,250
110,000	Antero Resources Corp., 5.375%, 11/01/2021	101,750
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	63,450
1,260,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	847,350
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	98,050
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	182,000
75,000	California Resources Corp., 5.000%, 1/15/2020	17,250
845,000	California Resources Corp., 5.500%, 9/15/2021	185,900
380,000	California Resources Corp., 6.000%, 11/15/2024	85,500
1,360,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	476,000
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	23,800
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	42,350
300,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	117,000
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	68,775
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	122,500
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	509,550
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	196,519
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	358,800
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	120,700
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	20,125
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	86,975
145,000	Matador Resources Co., 6.875%, 4/15/2023	138,837
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	241,900
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	108,675
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	345,150
60,000	Newfield Exploration Co., 5.625%, 7/01/2024	56,250
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	462,500

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	$369,812
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	352,350
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	456,300
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(j)	149,500
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	891,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	556,525
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	178,200
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	41,125
920,000	SM Energy Co., 5.000%, 1/15/2024	636,815
35,000	SM Energy Co., 6.125%, 11/15/2022	25,515
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	270,575
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	8,050
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	38,088
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	302,575

		10,353,086

	Industrial Other — 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	337,425

	Integrated Energy — 0.2%
100,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(f)(i)	17,000
800,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(f)(i)	136,000
580,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(f)(i)	98,600

		251,600

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	347,650

	Local Authorities — 0.2%
365,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	373,935

	Media Entertainment — 1.3%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	431,225
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,149,225
481,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	485,810

		2,066,260

	Metals & Mining — 2.7%
200,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	162,500
200,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	162,500
1,395,000	ArcelorMittal, 7.750%, 3/01/2041	1,192,725
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	572,893
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	161,297
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(i)	13,800
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	117,250
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	180,900
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(d)	938,437
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	52,063
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	188,650
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	420,200

		4,163,215

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 5.4%
$250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	$218,155
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	184,000
40,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	37,112
60,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	54,359
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	58,918
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	24,751
270,000	MPLX LP, 4.875%, 12/01/2024, 144A	249,274
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	344,850
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	215,350
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	392,640
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	286,590
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	256,025
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	946,831
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	457,800
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	415,969
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	663,850
1,863,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	1,759,380
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	83,362
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	590,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	289,500
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	14,700
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	353,225
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	355,500
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	160,200

		8,412,741

	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.638%, 5/15/2018, 144A(b)(i)	935,000
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(b)	1,610,117
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	809,737
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	123,979

		3,478,833

	Oil Field Services — 0.4%
130,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	85,590
155,000	Ensco PLC, 5.750%, 10/01/2044	76,725
155,000	Noble Holding International Ltd., 5.250%, 3/15/2042	77,137

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(i)	$114,188
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(i)	242,087
35,000	Parker Drilling Co., 6.750%, 7/15/2022	25,200
40,000	Transocean, Inc., 4.300%, 10/15/2022	22,100

		643,027

	Packaging — 1.0%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	798,413
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	704,281

		1,502,694

	Pharmaceuticals — 2.5%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,278,200
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	424,000
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	208,356
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	66,938
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,579,256
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	273,025

		3,829,775

	Property & Casualty Insurance — 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	774,210

	Refining — 0.1%
90,000	Western Refining, Inc., 6.250%, 4/01/2021	79,875

	Retailers — 1.3%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,896
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	498,734
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	236,975
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,151
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	993,600
115,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	116,438
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	75,400

		2,005,194

	Supermarkets — 0.5%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	790,075

	Supranational — 2.6%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	457,900
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,763,187
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	313,460
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,563,357

		4,097,904

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 7.2%
$1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$1,641,562
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,987,900
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	442,750
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	60,563
75,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	77,063
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	332,475
480,000	Equinix, Inc., 5.375%, 1/01/2022	499,800
1,765,000	First Data Corp., 7.000%, 12/01/2023, 144A	1,782,650
415,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	339,263
610,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	491,050
360,000	Micron Technology, Inc., 5.500%, 2/01/2025	291,825
515,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	406,850
210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	230,475
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	525,300
430,000	Qorvo, Inc., 6.750%, 12/01/2023, 144A	443,975
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	279,785
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	415,631
235,000	Western Digital Corp., 7.375%, 4/01/2023, 144A(k)	239,700
755,000	Western Digital Corp., 10.500%, 4/01/2024, 144A(k)	756,887

		11,245,504

	Transportation Services — 0.1%
275,000	APL Ltd., 8.000%, 1/15/2024(i)	184,250

	Treasuries — 5.9%
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	35,765
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	35,246
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	12,691
107,066(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	623,171
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	799,310
98,938(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	651,416
151,030(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	1,122,211
280,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	61,129
2,900,000	U.S. Treasury Note, 1.000%, 12/31/2017	2,913,935
2,890,000	U.S. Treasury Note, 1.250%, 12/15/2018	2,922,738

		9,177,612

	Wireless — 3.5%
100,000	Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,453
355,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	339,912
785,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	772,503
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	330,680
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	342,235
380,000	Numericable-SFR SAS, 4.875%, 5/15/2019, 144A	378,100
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	573,780
1,025,000	Sprint Corp., 7.250%, 9/15/2021	782,844

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	$612,562
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	382,025
515,000	T-Mobile USA, Inc., 6.731%, 4/28/2022	538,072
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	189,000

		5,354,166

	Wirelines — 3.0%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	581,625
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	28,863
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	120,575
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,434
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	348,300
340,000	Frontier Communications Corp., 10.500%, 9/15/2022, 144A	348,500
15,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	15,075
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	727,913
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	1,556,588
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	339,825
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,700
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	89,089
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	461,250

		4,668,737

	Total Non-Convertible Bonds (Identified Cost $149,915,584)	135,928,989

Convertible Bonds — 4.9%
	Building Materials — 0.9%
215,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	190,275
85,000	KB Home, 1.375%, 2/01/2019	78,413
575,000	Lennar Corp., 3.250%, 11/15/2021	1,185,937

		1,454,625

	Consumer Cyclical Services — 0.0%
25,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	27,609

	Consumer Products — 0.4%
870,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	591,600

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	144,700

	Energy — 0.4%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	560,503

	Healthcare — 0.2%
290,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	276,587

	Leisure — 0.6%
1,035,000	Rovi Corp., 0.500%, 3/01/2020	986,200

	Metals & Mining — 0.3%
420,000	RTI International Metals, Inc., 1.625%, 10/15/2019	439,425

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 0.8%
$420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$265,650
1,570,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	913,544

		1,179,194

	Pharmaceuticals — 0.5%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	67,171
644,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	763,543

		830,714

	REITs – Mortgage — 0.0%
30,000	Redwood Trust, Inc., 4.625%, 4/15/2018	28,088

	Technology — 0.7%
306,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	303,131
345,000	LinkedIn Corp., 0.500%, 11/01/2019	312,441
120,000	MercadoLibre, Inc., 2.250%, 7/01/2019	134,775
415,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	282,719

		1,033,066

	Total Convertible Bonds (Identified Cost $9,440,859)	7,552,311

	Total Bonds and Notes (Identified Cost $159,356,443)	143,481,300

Senior Loans — 1.7%
	Consumer Cyclical Services — 0.2%
480,994	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	298,216

	Media Entertainment — 0.0%
87,688	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	28,225

	Other Utility — 0.2%
241,158	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	236,335
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	87,875

		324,210

	Supermarkets — 0.3%
544,500	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	544,772

	Transportation Services — 0.1%
89,350	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(b)	80,415

	Wirelines — 0.9%
1,212,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,199,866
159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(i)	151,060

		1,350,926

	Total Senior Loans (Identified Cost $2,889,453)	2,626,764

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 1.0%
Convertible Preferred Stocks — 0.7%
	Midstream — 0.1%
988	Chesapeake Energy Corp., 5.750%(l)	$176,230
20	Chesapeake Energy Corp., 5.750%, 144A(l)	3,567
137	Chesapeake Energy Corp., 5.750%(l)	23,718

		203,515

	Pharmaceuticals — 0.5%
860	Allergan PLC, Series A, 5.500%	790,460

	REITs – Mortgage — 0.1%
2,107	iStar, Inc., Series J, 4.500%	88,410

	Total Convertible Preferred Stocks (Identified Cost $1,719,848)	1,082,385

Non-Convertible Preferred Stocks — 0.3%
	Finance Companies — 0.3%
12,925	iStar, Inc., Series E, 7.875%	283,057
7,500	iStar, Inc., Series F, 7.800%	169,125
550	iStar, Inc., Series G, 7.650%	12,403

		464,585

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	464,585

	Total Preferred Stocks (Identified Cost $2,137,670)	1,546,970

Common Stocks — 0.3%
	Energy Equipment & Services — 0.0%
4,625	Hercules Offshore, Inc.(l)	11,100

	Oil, Gas & Consumable Fuels — 0.2%
14,882	Kinder Morgan, Inc.	265,793
17,250	Rex Energy Corp.(l)	13,253

		279,046

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(l)	167,664

	Total Common Stocks (Identified Cost $1,705,251)	457,810

Other Investments — 0.6%
	Aircraft ABS — 0.6%
100	ECAF I Blocker Ltd.(g)(h) (Identified Cost $1,000,000)	980,000

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(h)(l)	$—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(l)	822

	Total Warrants (Identified Cost $29,892)	822

Principal Amount (‡)
Short-Term Investments — 3.5%
$43,229	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $43,229 on 4/01/2016 collateralized by $43,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $44,189 including accrued interest (Note 2 of Notes to Financial Statements)	43,229
5,450,763	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $5,450,768 on 4/01/2016 collateralized by $5,485,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $5,560,419 including accrued interest (Note 2 of Notes to Financial Statements)	5,450,763

	Total Short-Term Investments (Identified Cost $5,493,992)	5,493,992

	Total Investments — 99.6% (Identified Cost $172,612,701)(a)	154,587,658
	Other assets less liabilities — 0.4%	573,958

	Net Assets — 100.0%	$155,161,616

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $172,830,094 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,535,738
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,778,174)

	Net unrealized depreciation	$(18,242,436)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2016, interest payments were made in additional debt securities.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At March 31, 2016, the value of these securities amounted to $980,023 or 0.6% of net assets.
(h)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $980,023 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Illiquid security. At March 31, 2016, the value of these securities amounted to $2,405,735 or 1.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $51,591,709 or 33.3% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/01/2016	Euro	170,000	$193,779	$(6,660)

1 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Technology	7.9%
Independent Energy	6.7
Midstream	6.3
Cable Satellite	6.1
Finance Companies	6.0
Treasuries	5.9
Healthcare	5.1
Banking	3.9
Wirelines	3.9
Pharmaceuticals	3.5
Wireless	3.5
Aerospace & Defense	3.0
Metals & Mining	3.0
Supranational	2.6
ABS Home Equity	2.5
Building Materials	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Other Investments, less than 2% each	21.6
Short-Term Investments	3.5

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.1% of Net Assets
	ABS Car Loan — 1.5%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,549,845
3,271,417	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	3,265,126
522,645	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	522,326
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,691,225
851,374	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	850,095
1,885,000	Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 8/15/2027, 144A	1,885,907
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,466,144
765,194	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	764,705

		14,995,373

	ABS Home Equity — 0.8%
2,734,924	Home Partners of America Trust, Series 2016-1, Class A, 2.091%, 3/17/2033, 144A(b)	2,678,991
3,027,044	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	3,024,223
2,002,236	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	2,015,504

		7,718,718

	Agency Commercial Mortgage-Backed Securities — 13.8%
8,188,522	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.377%, 11/25/2022(b)	8,189,154
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	1,006,975
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,576,310
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,736,968
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,304,668
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	7,004,060
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,619,640
699,571	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	716,101
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,652,935
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,073,704
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,739,581

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,040,000	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.125%, 9/25/2022(b)	$5,049,225
88,394	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.786%, 4/25/2019(b)	88,032
2,140,018	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.755%, 11/25/2021(b)	2,101,647
12,606,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.091%, 1/25/2023(b)	12,605,996
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.141%, 11/25/2022(b)	19,359,672
228,077	Government National Mortgage Association, Series 2003-72, Class Z, 5.243%, 11/16/2045(b)	248,158
195,651	Government National Mortgage Association, Series 2003-88, Class Z, 4.880%, 3/16/2046(b)	212,023
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 3.800%, 8/16/2051(b)	13,964,504

		135,249,353

	Collateralized Mortgage Obligations — 13.5%
112,593	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.340%, 5/15/2023(b)	110,218
73,893	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.130%, 8/15/2023(b)(c)	71,935
273,943	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	302,570
127,445	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.836%, 11/15/2032(b)	127,673
1,367,799	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	1,426,318
2,139,099	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	2,205,158
2,216,876	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	2,485,490
3,377,163	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,763,516
996,976	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	1,008,528
3,762,993	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	4,078,514
2,231,101	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.549%, 6/15/2048(b)(d)	2,221,267
2,730,121	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.247%, 12/15/2036(b)(d)	2,868,674
31,487	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028(c)	30,649
924,594	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.536%, 6/15/2043(b)	894,606

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,071,234	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	$2,359,551
80,218	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.680%, 9/25/2022(b)(c)	78,983
72,157	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.280%, 4/25/2024(b)(c)	70,505
19,998	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.913%, 8/25/2042(b)(c)	20,507
1,200,068	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,314,101
766,152	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	781,040
1,343,688	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.493%, 7/25/2037(b)	1,263,001
2,603,496	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.556%, 8/25/2038(b)	2,798,238
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.433%, 7/25/2043(b)	5,186,210
57,696	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.280%, 4/25/2023(b)(c)	56,189
12,164	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.411%, 3/25/2044(b)(c)	12,727
954,351	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.522%, 10/25/2044(b)	970,062
1,428,759	Government National Mortgage Association, Series 2010-H20, Class AF, 0.755%, 10/20/2060(b)	1,408,896
1,246,453	Government National Mortgage Association, Series 2010-H24, Class FA, 0.775%, 10/20/2060(b)	1,229,389
1,156,216	Government National Mortgage Association, Series 2011-H06, Class FA, 0.875%, 2/20/2061(b)	1,142,251
2,312,896	Government National Mortgage Association, Series 2012-124, Class HT, 7.217%, 7/20/2032(b)	2,631,505
4,310,893	Government National Mortgage Association, Series 2012-H15, Class FA, 0.875%, 5/20/2062(b)	4,311,036
1,313,277	Government National Mortgage Association, Series 2012-H18, Class NA, 0.945%, 8/20/2062(b)	1,301,370
6,849,378	Government National Mortgage Association, Series 2012-H29, Class HF, 0.925%, 10/20/2062(b)	6,837,689
6,434,622	Government National Mortgage Association, Series 2013-H02, Class GF, 0.925%, 12/20/2062(b)	6,427,106
4,963,429	Government National Mortgage Association, Series 2013-H08, Class FA, 0.775%, 3/20/2063(b)	4,894,592
3,908,643	Government National Mortgage Association, Series 2013-H10, Class FA, 0.825%, 3/20/2063(b)	3,869,519
12,585,037	Government National Mortgage Association, Series 2013-H22, Class FT, 1.120%, 4/20/2063(b)	12,710,791
7,367,163	Government National Mortgage Association, Series 2014-H14, Class FA, 0.925%, 7/20/2064(b)	7,270,501

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,090,833	Government National Mortgage Association, Series 2014-H15, Class FA, 0.925%, 7/20/2064(b)	$5,016,739
10,968,733	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,051,639
3,571,178	Government National Mortgage Association, Series 2015-H11, Class FA, 0.675%, 4/20/2065(b)	3,545,552
7,732,810	Government National Mortgage Association, Series 2015-H19, Class FH, 0.725%, 7/20/2065(b)	7,705,333
2,574,888	Government National Mortgage Association, Series 2015-H29, Class FA, 1.125%, 10/20/2065(b)	2,575,439
1,590,224	Government National Mortgage Association, Series 2015-H30, Class FA, 1.105%, 11/20/2065(b)	1,588,892
7,450,000	Government National Mortgage Association, Series 2016-H06, Class FC, 1.345%, 2/20/2066(b)	7,422,063
422,229	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.792%, 12/07/2020(b)	421,250
979,792	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.888%, 10/07/2020(b)	979,194
1,482,305	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.998%, 12/08/2020(b)	1,484,425
95,556	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.998%, 12/08/2020(b)	95,695

		132,427,096

	Hybrid ARMs — 11.9%
1,234,053	FHLMC, 2.281%, 6/01/2037(b)	1,281,082
679,126	FHLMC, 2.392%, 11/01/2038(b)	715,791
1,047,071	FHLMC, 2.457%, 4/01/2036(b)	1,088,202
2,278,907	FHLMC, 2.470%, 7/01/2033(b)	2,399,339
1,308,468	FHLMC, 2.499%, 9/01/2038(b)	1,372,381
1,546,571	FHLMC, 2.503%, 9/01/2038(b)	1,631,198
2,599,101	FHLMC, 2.521%, 9/01/2035(b)	2,749,997
1,098,506	FHLMC, 2.529%, 11/01/2038(b)	1,161,418
354,269	FHLMC, 2.552%, 9/01/2038(b)	373,432
6,234,027	FHLMC, 2.563%, 3/01/2037(b)	6,564,556
1,691,283	FHLMC, 2.615%, 3/01/2038(b)	1,788,234
932,987	FHLMC, 2.639%, 4/01/2037(b)	984,053
4,295,082	FHLMC, 2.640%, 2/01/2036(b)	4,523,182
2,064,086	FHLMC, 2.665%, 2/01/2036(b)	2,179,895
726,710	FHLMC, 2.699%, 12/01/2034(b)	765,107
1,922,631	FHLMC, 2.814%, 3/01/2036(b)	2,023,278
2,928,332	FHLMC, 2.925%, 4/01/2037(b)	3,091,754
661,330	FHLMC, 2.968%, 2/01/2035(b)	691,901
709,276	FHLMC, 3.207%, 3/01/2037(b)	758,255
146,131	FHLMC, 3.882%, 12/01/2037(b)	152,323
2,280,940	FNMA, 2.104%, 7/01/2035(b)	2,374,452
244,100	FNMA, 2.244%, 2/01/2037(b)	252,998
5,375,859	FNMA, 2.278%, 9/01/2037(b)	5,648,661
3,792,420	FNMA, 2.345%, 4/01/2037(b)	3,992,717
956,035	FNMA, 2.380%, 8/01/2038(b)	1,006,685
3,804,035	FNMA, 2.381%, 7/01/2035(b)	4,001,111
1,958,728	FNMA, 2.387%, 4/01/2037(b)	2,066,345

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,447,723	FNMA, 2.395%, 9/01/2036(b)	$1,533,577
491,909	FNMA, 2.405%, 8/01/2035(b)	518,893
1,162,975	FNMA, 2.406%, 8/01/2034(b)	1,235,861
3,350,242	FNMA, 2.419%, 11/01/2033(b)	3,531,168
406,088	FNMA, 2.449%, 4/01/2033(b)	427,895
1,537,978	FNMA, 2.458%, 6/01/2036(b)	1,631,413
2,109,858	FNMA, 2.473%, 8/01/2035(b)	2,197,687
770,798	FNMA, 2.512%, 10/01/2033(b)	814,739
768,547	FNMA, 2.521%, 12/01/2034(b)	816,885
5,262,883	FNMA, 2.521%, 3/01/2037(b)	5,506,766
6,665,507	FNMA, 2.526%, 10/01/2034(b)	7,020,627
1,363,214	FNMA, 2.527%, 1/01/2036(b)	1,436,738
4,437,979	FNMA, 2.530%, 6/01/2037(b)	4,709,729
1,629,783	FNMA, 2.537%, 6/01/2033(b)	1,715,763
2,363,331	FNMA, 2.538%, 10/01/2033(b)	2,493,081
726,565	FNMA, 2.545%, 9/01/2034(b)	761,802
3,565,829	FNMA, 2.547%, 9/01/2037(b)	3,760,301
5,167,680	FNMA, 2.558%, 4/01/2034(b)	5,433,667
611,720	FNMA, 2.567%, 11/01/2035(b)	643,010
320,739	FNMA, 2.682%, 8/01/2033(b)	340,501
4,427,454	FNMA, 2.709%, 7/01/2037(b)	4,688,405
1,626,681	FNMA, 2.768%, 4/01/2034(b)	1,712,962
894,364	FNMA, 2.806%, 2/01/2037(b)	944,807
510,886	FNMA, 2.828%, 8/01/2036(b)	537,337
1,297,494	FNMA, 2.875%, 5/01/2035(b)	1,364,195
1,619,891	FNMA, 2.924%, 2/01/2047(b)	1,699,421
867,463	FNMA, 2.927%, 7/01/2041(b)	903,803
2,273,428	FNMA, 3.223%, 6/01/2035(b)	2,426,842

		116,446,222

	Mortgage Related — 17.0%
130,949	FHLMC, 3.000%, 10/01/2026	137,401
946,636	FHLMC, 4.000%, with various maturities from 2024 to 2042(e)	1,008,411
726,950	FHLMC, 4.500%, with various maturities from 2025 to 2034(e)	780,709
305,605	FHLMC, 5.500%, 10/01/2023	333,036
26,493	FHLMC, 6.000%, 11/01/2019	27,828
435,635	FHLMC, 6.500%, with various maturities from 2017 to 2034(e)	522,537
503	FHLMC, 7.500%, 6/01/2026	585
1,314	FHLMC, 10.000%, 7/01/2019	1,413
21,431	FHLMC, 11.500%, 4/01/2020	21,776
197,357	FNMA, 3.000%, 3/01/2042	202,960
2,560,501	FNMA, 5.000%, with various maturities from 2037 to 2038(e)	2,844,816
1,322,710	FNMA, 5.500%, with various maturities from 2018 to 2033(e)	1,464,168
1,939,929	FNMA, 6.000%, with various maturities from 2017 to 2022(e)	2,122,118
253,414	FNMA, 6.500%, with various maturities from 2017 to 2037(e)	288,113
16,262	FNMA, 7.000%, 12/01/2022	16,302
101,496	FNMA, 7.500%, with various maturities from 2017 to 2032(e)	115,088
38	FNMA, 8.000%, 5/01/2016	38

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,675,573	GNMA, 2.110%, 2/20/2061(b)	$4,860,445
3,420,893	GNMA, 2.312%, 2/20/2063(b)	3,574,965
4,553,602	GNMA, 2.587%, 3/20/2063(b)	4,801,688
1,599,464	GNMA, 2.607%, 6/20/2065(b)	1,682,047
1,262,165	GNMA, 2.685%, 5/20/2065(b)	1,330,162
2,532,144	GNMA, 2.796%, 2/20/2063(b)	2,685,319
4,203,254	GNMA, 4.479%, 2/20/2062	4,465,255
4,527,722	GNMA, 4.521%, 12/20/2061	4,783,867
6,893,308	GNMA, 4.532%, 12/20/2062	7,428,667
726,582	GNMA, 4.543%, 7/20/2063	798,525
17,499,694	GNMA, 4.556%, 12/20/2061	18,467,247
2,176,622	GNMA, 4.560%, 3/20/2062	2,311,851
11,990,845	GNMA, 4.583%, 11/20/2062	12,878,981
1,478,583	GNMA, 4.599%, 4/20/2063	1,599,451
4,341,828	GNMA, 4.604%, 6/20/2062	4,626,773
2,281,702	GNMA, 4.605%, 2/20/2066	2,563,489
1,373,347	GNMA, 4.616%, 8/20/2061	1,442,756
1,803,824	GNMA, 4.633%, 3/20/2064	1,992,434
1,826,313	GNMA, 4.639%, 3/20/2062	1,937,997
2,256,304	GNMA, 4.649%, 11/20/2063	2,488,559
7,284,961	GNMA, 4.659%, 2/20/2062	7,715,908
446,629	GNMA, 4.661%, 1/20/2064	496,781
8,959,037	GNMA, 4.685%, 8/20/2061	9,377,724
5,454,513	GNMA, 4.689%, with various maturities from 2062 to 2064(e)	5,907,993
1,769,760	GNMA, 4.698%, 7/20/2061	1,855,501
7,731,813	GNMA, 4.700%, with various maturities in 2061(e)	8,115,680
1,671,858	GNMA, 4.717%, 3/20/2061	1,745,648
1,403,551	GNMA, 4.808%, 8/20/2062	1,483,926
680,311	GNMA, 5.167%, 4/20/2061	719,363
20,030	GNMA, 6.000%, 12/15/2031	23,171
88,067	GNMA, 6.500%, 5/15/2031	105,752
94,087	GNMA, 7.000%, 10/15/2028	108,281
4,527,511	Government National Mortgage Association, Series 2015-H04, Class FL, 0.895%, 2/20/2065(b)	4,460,824
6,489,624	Government National Mortgage Association, Series 2015-H05, Class FA, 0.725%, 4/20/2061(b)	6,427,129
14,654,763	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	14,709,489
6,889,060	Government National Mortgage Association, Series 2015-H12, Class FL, 0.655%, 5/20/2065(b)	6,778,811

		166,639,758

	Non-Agency Commercial Mortgage-Backed Securities — 7.1%
1,009,078	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	998,573
4,280,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.608%, 4/10/2049(b)	4,345,319
316,726	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	327,455

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.329%, 3/15/2028, 144A(b)	$3,459,875
500,000	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 1.586%, 5/15/2032, 144A(b)	494,543
3,498,312	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.836%, 12/15/2027, 144A(b)	3,471,967
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.386%, 6/15/2031, 144A(b)	3,208,385
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1.806%, 10/15/2031, 144A(b)	3,356,065
3,040,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.286%, 10/15/2031, 144A(b)(f)	3,036,066
4,920,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.338%, 6/11/2027, 144A(b)	4,865,837
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,527,260
2,545,200	GP Portfolio Trust, Series 2014-GPP, Class A, 1.386%, 2/15/2027, 144A(b)	2,497,979
3,320,593	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,452,080
4,211,553	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	4,297,965
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.336%, 10/15/2029, 144A(b)	5,477,031
140,019	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	139,924
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.416%, 7/15/2031, 144A(b)	1,470,985
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.136%, 7/15/2036, 144A(b)	4,082,746
1,622,454	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,656,602
1,003,027	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,021,763
1,788,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	1,824,388
258,222	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.715%, 4/12/2049(b)	257,745
29,299	PFP III Ltd., Series 2014-1, Class A, 1.606%, 6/14/2031, 144A(b)	29,256
2,460,877	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.491%, 4/15/2032, 144A(b)	2,414,851
3,700,000	Starwood Retail Property Trust, Inc., 1.656%, 11/15/2027, 144A(b)	3,644,871
3,700,152	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	3,730,858
1,384,267	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	1,424,753

		69,515,142

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Sovereigns — 0.2%
$1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	$1,994,452

	Treasuries — 32.3%
4,875,000	U.S. Treasury Note, 0.750%, 3/31/2018	4,874,620
2,990,000	U.S. Treasury Note, 0.875%, 1/15/2018	2,997,592
16,495,000	U.S. Treasury Note, 0.875%, 10/15/2018	16,520,765
7,315,000	U.S. Treasury Note, 1.000%, 3/15/2018	7,350,719
38,250,000	U.S. Treasury Note, 1.125%, 6/15/2018	38,536,875
34,990,000	U.S. Treasury Note, 1.125%, 1/15/2019	35,263,342
24,410,000	U.S. Treasury Note, 1.250%, 10/31/2018	24,675,068
21,450,000	U.S. Treasury Note, 1.250%, 1/31/2020	21,597,469
56,070,000	U.S. Treasury Note, 1.375%, 1/31/2021	56,473,031
4,860,000	U.S. Treasury Note, 1.500%, 5/31/2020	4,933,089
26,665,000	U.S. Treasury Note, 1.500%, 3/31/2023	26,577,512
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,281,990
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,436,893
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,262,778
17,125,000	U.S. Treasury Note, 1.625%, 7/31/2020	17,464,161
10,360,000	U.S. Treasury Note, 1.625%, 11/30/2020	10,566,796
13,545,000	U.S. Treasury Note, 2.125%, 8/31/2020	14,100,562

		316,913,262

	Total Bonds and Notes (Identified Cost $964,752,138)	961,899,376

Short-Term Investments — 2.0%
3,977,567	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $3,977,570 on 4/01/2016 collateralized by $3,945,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $4,058,419 including accrued interest (Note 2 of Notes to Financial Statements)	3,977,567
13,260,000	U.S. Treasury Bills, 0.168%, 4/28/2016(g)	13,258,289
2,350,000	U.S. Treasury Bills, 0.192%, 06/23/2016(g)	2,348,877

	Total Short-Term Investments (Identified Cost $19,584,864)	19,584,733

	Total Investments — 100.1% (Identified Cost $984,337,002)(a)	981,484,109
	Other assets less liabilities — (0.1)%	(988,950)

	Net Assets — 100.0%	$980,495,159

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2016, the net unrealized depreciation on investments based on a cost of $984,498,788 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,444,841
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,459,520)

	Net unrealized depreciation	$(3,014,679)

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $341,495 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Illiquid security. At March 31, 2016, the value of this security amounted to $3,036,066 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $65,223,121 or 6.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	32.3%
Mortgage Related	17.0
Agency Commercial Mortgage-Backed Securities	13.8
Collateralized Mortgage Obligations	13.5
Hybrid ARMs	11.9
Non-Agency Commercial Mortgage-Backed Securities	7.1
Other Investments, less than 2% each	2.5
Short-Term Investments	2.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

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|  52

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,608,975,870	$172,612,701	$984,337,002
Net unrealized depreciation	(209,425,728)	(18,025,043)	(2,852,893)

Investments at value	6,399,550,142	154,587,658	981,484,109
Cash	170,974	31,440	—
Due from brokers (Note 2)	60,000	7,000	—
Receivable for Fund shares sold	8,151,873	632,282	1,015,143
Receivable for securities sold	46,515,912	284,447	15,482,859
Receivable for when-issued/delayed delivery securities sold (Note 2)	493,671,256	—	—
Collateral received for delayed delivery securities (Notes 2 and 4)	325,000	—	—
Dividends and interest receivable	54,991,913	2,326,612	2,519,595
Tax reclaims receivable	15,030	105	—

TOTAL ASSETS	7,003,452,100	157,869,544	1,000,501,706

LIABILITIES
Payable for securities purchased	159,165,404	1,374,398	17,639,182
Payable for when-issued/delayed delivery securities purchased (Note 2)	800,532,565	990,000	—
Payable for Fund shares redeemed	15,772,546	73,775	1,317,236
Unrealized depreciation on forward foreign currency contracts (Note 2)	79,324	6,660	—
Due to brokers (Note 2)	325,000	—	—
Distributions payable	—	—	327,317
Management fees payable (Note 6)	1,632,527	72,033	307,658
Deferred Trustees’ fees (Note 6)	432,258	127,595	256,288
Administrative fees payable (Note 6)	221,524	5,790	37,514
Payable to distributor (Note 6d)	50,229	2,141	4,700
Other accounts payable and accrued expenses	305,680	55,536	116,652

TOTAL LIABILITIES	978,517,057	2,707,928	20,006,547

NET ASSETS	$6,024,935,043	$155,161,616	$980,495,159

NET ASSETS CONSIST OF:
Paid-in capital	$6,340,687,414	$177,392,275	$995,499,937
Distributions in excess of net investment income	(8,980,703)	(489,899)	(2,054,046)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(97,376,603)	(3,717,077)	(10,097,839)
Net unrealized depreciation on investments and foreign currency translations	(209,395,065)	(18,023,683)	(2,852,893)

NET ASSETS	$6,024,935,043	$155,161,616	$980,495,159

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$786,306,402	$32,432,674	$460,569,591

Shares of beneficial interest	62,576,901	8,458,390	39,983,915

Net asset value and redemption price per share	$12.57	$3.83	$11.52

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.13	$4.00	$11.88

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$322,935,614	$11,555,748	$84,447,150

Shares of beneficial interest	25,703,692	3,006,073	7,324,888

Net asset value and offering price per share	$12.56	$3.84	$11.53

Class N shares:
Net assets	$1,994,598,138	$—	$—

Shares of beneficial interest	157,505,793	—	—

Net asset value, offering and redemption price per share	$12.66	$—	$—

Class Y shares:
Net assets	$2,921,094,889	$111,173,194	$435,478,418

Shares of beneficial interest	230,771,992	29,064,127	37,684,930

Net asset value, offering and redemption price per share	$12.66	$3.83	$11.56

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$113,944,605	$4,790,750	$7,714,656
Dividends	45,220	199,905	—

	113,989,825	4,990,655	7,714,656

Expenses
Management fees (Note 6)	9,928,430	477,092	1,609,576
Service and distribution fees (Note 6)	2,707,409	103,145	840,577
Administrative fees (Note 6)	1,340,900	34,888	194,186
Trustees’ fees and expenses (Note 6)	59,525	9,219	15,302
Transfer agent fees and expenses (Notes 6 and 7)	2,016,168	103,225	323,480
Audit and tax services fees	25,845	25,562	27,614
Custodian fees and expenses	140,036	15,046	21,531
Legal fees	40,238	1,170	4,947
Registration fees	99,754	43,897	49,702
Shareholder reporting expenses	105,444	8,423	21,829
Miscellaneous expenses	55,799	8,219	13,532

Total expenses	16,519,548	829,886	3,122,276
Less waiver and/or expense reimbursement (Note 6)	—	(50,655)	—

Net expenses	16,519,548	779,231	3,122,276

Net investment income	97,470,277	4,211,424	4,592,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(75,210,992)	(3,992,720)	502,936
Futures contracts	—	(176,542)	—
Foreign currency transactions	(322,291)	227,833	—
Net change in unrealized appreciation (depreciation) on:
Investments	168,958,990	(1,475,026)	(2,010,350)
Futures contracts	—	160,868	—
Foreign currency translations	164,859	(244,691)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	93,590,566	(5,500,278)	(1,507,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,060,843	$(1,288,854)	$3,084,966

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$97,470,277	$177,042,988	$4,211,424	$8,768,344
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(75,533,283)	(45,626,804)	(3,941,429)	1,420,418
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	169,123,849	(385,982,700)	(1,558,849)	(19,080,751)

Net increase (decrease) in net assets resulting from operations	191,060,843	(254,566,516)	(1,288,854)	(8,891,989)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,033,011)	(26,885,360)	(1,038,875)	(1,926,317)
Class B(a)	(171)	(7,582)	(14)	(2,085)
Class C	(2,799,346)	(7,733,753)	(301,839)	(515,596)
Class N	(28,639,489)	(49,766,784)	—	—
Class Y	(40,306,165)	(87,014,555)	(3,422,522)	(6,296,139)
Net realized capital gains
Class A	—	(4,930,224)	(81,866)	(1,004,492)
Class B(a)	—	(3,385)	(2)	(2,711)
Class C	—	(2,095,167)	(29,530)	(348,393)
Class N	—	(4,180,187)	—	—
Class Y	—	(12,020,152)	(273,287)	(3,159,866)

Total distributions	(81,778,182)	(194,637,149)	(5,147,935)	(13,255,599)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(697,864,381)	4,746,612,794	(5,719,967)	6,973,865

Net increase (decrease) in net assets	(588,581,720)	4,297,409,129	(12,156,756)	(15,173,723)
NET ASSETS
Beginning of the period	6,613,516,763	2,316,107,634	167,318,372	182,492,095

End of the period	$6,024,935,043	$6,613,516,763	$155,161,616	$167,318,372

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(8,980,703)	$(24,672,798)	$(489,899)	$61,927

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$4,592,380	$9,761,506
Net realized gain on investments	502,936	4,686,019
Net change in unrealized appreciation (depreciation) on investments	(2,010,350)	(4,747,808)

Net increase (decrease) in net assets resulting from operations	3,084,966	9,699,717

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,598,037)	(5,253,842)
Class B(a)	(5,359)	(29,227)
Class C	(275,168)	(503,848)
Class Y	(3,806,773)	(6,898,857)

Total distributions	(6,685,337)	(12,685,774)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	140,241,405	141,117,260

Net increase (decrease) in net assets	136,641,034	138,131,203
NET ASSETS
Beginning of the period	843,854,125	705,722,922

End of the period	$980,495,159	$843,854,125

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,054,046)	$38,911

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

57  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.34		$13.18	$12.71		$13.52	$12.71	$12.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.42		0.44	0.43	0.52
Net realized and unrealized gain (loss)	0.20		(0.77)	0.51		(0.51)	1.07	0.03 (b)

Total from Investment Operations	0.38		(0.40)	0.93		(0.07)	1.50	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.36)	(0.46)		(0.55)	(0.50)	(0.59)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.15)		(0.44)	(0.46)		(0.74)	(0.69)	(0.59)

Net asset value, end of the period	$12.57		$12.34	$13.18		$12.71	$13.52	$12.71

Total return(d)	3.15	%(e)	(3.13)%	7.43%		(0.61)%	12.18%	4.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$786,306		$912,662	$642,784		$436,199	$479,823	$237,759
Net expenses	0.73	%(f)	0.74%	0.79	%(g)	0.79%	0.82%	0.87%
Gross expenses	0.73	%(f)	0.74%	0.79	%(g)	0.79%	0.82%	0.87%
Net investment income	3.00	%(f)	2.87%	3.19%		3.29%	3.31%	4.07%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.33		$13.18	$12.72		$13.53	$12.71	$12.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.27	0.32		0.34	0.33	0.42
Net realized and unrealized gain (loss)	0.20		(0.77)	0.50		(0.51)	1.08	0.02 (b)

Total from Investment Operations	0.34		(0.50)	0.82		(0.17)	1.41	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.27)	(0.36)		(0.45)	(0.40)	(0.49)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.11)		(0.35)	(0.36)		(0.64)	(0.59)	(0.49)

Net asset value, end of the period	$12.56		$12.33	$13.18		$12.72	$13.53	$12.71

Total return(d)	2.83	%(e)	(3.86)%	6.54%		(1.36)%	11.46%	3.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$322,936		$354,285	$256,307		$232,034	$275,346	$137,836
Net expenses	1.48	%(f)	1.49%	1.54	%(g)	1.54%	1.57%	1.62%
Gross expenses	1.48	%(f)	1.49%	1.54	%(g)	1.54%	1.57%	1.62%
Net investment income	2.25	%(f)	2.11%	2.46%		2.54%	2.55%	3.32%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$12.44		$13.28	$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.42	0.46		0.32
Net realized and unrealized gain (loss)	0.19		(0.78)	0.52		(0.59)

Total from Investment Operations	0.40		(0.36)	0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.40)	(0.50)		(0.36)
Net realized capital gains	—		(0.08)	(0.00	)(b)	—

Total Distributions	(0.18)		(0.48)	(0.50)		(0.36)

Net asset value, end of the period	$12.66		$12.44	$13.28		$12.80

Total return	3.35	%(c)	(2.82)%	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,994,598		$2,209,110	$105,514		$19,247
Net expenses	0.39	%(d)	0.40%	0.46%		0.44	%(d)
Gross expenses	0.39	%(d)	0.40%	0.46%		0.44	%(d)
Net investment income	3.34	%(d)	3.27%	3.42%		3.81	%(d)
Portfolio turnover rate	68%		175%	122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$12.43		$13.27	$12.80		$13.61	$12.78	$12.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.41	0.45		0.47	0.46	0.55
Net realized and unrealized gain (loss)	0.20		(0.78)	0.51		(0.51)	1.09	0.03 (b)

Total from Investment Operations	0.40		(0.37)	0.96		(0.04)	1.55	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.39)	(0.49)		(0.58)	(0.53)	(0.62)
Net realized capital gains	—		(0.08)	(0.00	)(c)	(0.19)	(0.19)	—

Total Distributions	(0.17)		(0.47)	(0.49)		(0.77)	(0.72)	(0.62)

Net asset value, end of the period	$12.66		$12.43	$13.27		$12.80	$13.61	$12.78

Total return	3.28	%(d)	(2.89)%	7.65%		(0.35)%	12.54%	4.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,921,095		$3,137,371	$1,310,824		$627,617	$634,946	$143,215
Net expenses	0.48	%(e)	0.49%	0.54	%(f)	0.54%	0.58%	0.62%
Gross expenses	0.48	%(e)	0.49%	0.54	%(f)	0.54%	0.58%	0.62%
Net investment income	3.25	%(e)	3.14%	3.42%		3.54%	3.50%	4.31%
Portfolio turnover rate	68%		175%	122%		107%	78%	86%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$3.99		$4.49		$4.59	$4.60		$4.46		$4.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19		0.21	0.24		0.24		0.28
Net realized and unrealized gain (loss)	(0.14)		(0.39)		0.17	0.03		0.59		(0.42)

Total from Investment Operations	(0.04)		(0.20)		0.38	0.27		0.83		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.19)		(0.22)	(0.27)		(0.30)		(0.31)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.12)		(0.30)		(0.48)	(0.28)		(0.69)		(0.31)

Net asset value, end of the period	$3.83		$3.99		$4.49	$4.59		$4.60		$4.46

Total return(b)	(0.86	)%(c)(d)(j)	(4.78	)%(d)	8.42%	6.27%		20.90	%(d)	(3.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,433		$37,870		$42,630	$45,791		$95,876		$59,907
Net expenses	1.10	%(e)(f)	1.11	%(f)(g)	1.14%	1.15	%(h)	1.15	%(f)	1.15	%(i)
Gross expenses	1.16	%(e)	1.13%		1.14%	1.15	%(h)	1.19%		1.15	%(i)
Net investment income	5.15	%(e)	4.41%		4.57%	5.11%		5.50%		5.60%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(h)	Includes fee/expense recovery of 0.02%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns in the average annual return table.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$4.00		$4.50		$4.61	$4.61		$4.47		$4.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.16		0.18	0.21		0.21		0.25
Net realized and unrealized gain (loss)	(0.14)		(0.39)		0.16	0.04		0.59		(0.43)

Total from Investment Operations	(0.05)		(0.23)		0.34	0.25		0.80		(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.16)		(0.19)	(0.24)		(0.27)		(0.27)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.11)		(0.27)		(0.45)	(0.25)		(0.66)		(0.27)

Net asset value, end of the period	$3.84		$4.00		$4.50	$4.61		$4.61		$4.47

Total return(b)	(0.98	)%(c)(d)	(5.48	)%(d)	7.60%	5.46%		19.96	%(d)	(4.02)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,556		$12,609		$14,555	$15,233		$16,863		$15,790
Net expenses	1.85	%(e)(f)	1.86	%(f)(g)	1.89%	1.90	%(h)	1.90	%(f)	1.90	%(h)
Gross expenses	1.91	%(e)	1.88%		1.89%	1.90	%(h)	1.94%		1.90	%(h)
Net investment income	4.42	%(e)	3.68%		3.84%	4.36%		4.78%		4.89%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$3.98		$4.48		$4.59	$4.59		$4.46		$4.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20		0.22	0.25		0.26		0.29
Net realized and unrealized gain (loss)	(0.12)		(0.39)		0.16	0.04		0.57		(0.41)

Total from Investment Operations	(0.02)		(0.19)		0.38	0.29		0.83		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)		(0.23)	(0.28)		(0.31)		(0.32)
Net realized capital gains	(0.01)		(0.11)		(0.26)	(0.01)		(0.39)		—

Total Distributions	(0.13)		(0.31)		(0.49)	(0.29)		(0.70)		(0.32)

Net asset value, end of the period	$3.83		$3.98		$4.48	$4.59		$4.59		$4.46

Total return	(0.46	)%(b)(c)	(4.54	)%(c)	8.72%	6.56%		20.93	%(c)	(2.86)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$111,173		$116,837		$125,185	$108,170		$110,917		$38,011
Net expenses	0.85	%(d)(e)	0.86	%(e)(f)	0.89%	0.90	%(g)	0.90	%(e)	0.90	%(g)
Gross expenses	0.91	%(d)	0.88%		0.89%	0.90	%(g)	0.95%		0.90	%(g)
Net investment income	5.44	%(d)	4.67%		4.83%	5.37%		5.78%		5.86%
Portfolio turnover rate	21%		69%		59%	47%		34%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.57		$11.61	$11.68		$12.04		$11.87		$12.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.14	0.16		0.13		0.18		0.17
Net realized and unrealized gain (loss)	(0.03)		0.01 (b)	0.01		(0.23)		0.28		0.03

Total from Investment Operations	0.03		0.15	0.17		(0.10)		0.46		0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.19)	(0.24)		(0.26)		(0.29)		(0.26)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.08)		(0.19)	(0.24)		(0.26)		(0.29)		(0.35)

Net asset value, end of the period	$11.52		$11.57	$11.61		$11.68		$12.04		$11.87

Total return(d)	0.30	%(e)	1.26%	1.44%		(0.81)%		3.94	%(f)	1.71	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$460,570		$346,317	$314,360		$355,212		$357,870		$293,675
Net expenses	0.77	%(g)	0.77%	0.80	%(h)	0.87	%(i)	0.85	%(j)	0.85	%(j)
Gross expenses	0.77	%(g)	0.77%	0.80	%(h)	0.87	%(i)	0.90%		0.92%
Net investment income	0.98	%(g)	1.21%	1.35%		1.11%		1.54%		1.44%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.58		$11.62	$11.69		$12.05		$11.88		$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.05	0.07		0.04		0.10		0.08
Net realized and unrealized gain (loss)	(0.02)		0.01 (b)	0.01		(0.23)		0.27		0.03

Total from Investment Operations	(0.01)		0.06	0.08		(0.19)		0.37		0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.10)	(0.15)		(0.17)		(0.20)		(0.17)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.04)		(0.10)	(0.15)		(0.17)		(0.20)		(0.26)

Net asset value, end of the period	$11.53		$11.58	$11.62		$11.69		$12.05		$11.88

Total return(d)	(0.08	)%(e)	0.51%	0.69%		(1.55)%		3.17	%(f)	0.96	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,447		$63,167	$56,936		$71,963		$75,522		$68,776
Net expenses	1.52	%(g)	1.53%	1.55	%(h)	1.62	%(i)	1.60	%(j)	1.60	%(j)
Gross expenses	1.52	%(g)	1.53%	1.55	%(h)	1.62	%(i)	1.65%		1.67%
Net investment income	0.24	%(g)	0.47%	0.61%		0.36%		0.80%		0.68%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$11.61		$11.65	$11.72		$12.08		$11.91		$12.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.17	0.18		0.16		0.21		0.20
Net realized and unrealized gain (loss)	(0.02)		0.01 (b)	0.02		(0.23)		0.28		0.04

Total from Investment Operations	0.05		0.18	0.20		(0.07)		0.49		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.22)	(0.27)		(0.29)		(0.32)		(0.29)
Net realized capital gains	—		—	—		(0.00	)(c)	(0.00	)(c)	(0.09)
Paid-in capital	—		—	—		(0.00	)(c)	—		—

Total Distributions	(0.10)		(0.22)	(0.27)		(0.29)		(0.32)		(0.38)

Net asset value, end of the period	$11.56		$11.61	$11.65		$11.72		$12.08		$11.91

Total return	0.42	%(d)	1.51%	1.70%		(0.56)%		4.19	%(e)	2.05	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$435,478		$431,727	$330,224		$252,127		$220,444		$130,874
Net expenses	0.52	%(f)	0.52%	0.55	%(g)	0.62	%(h)	0.60	%(i)	0.60	%(i)
Gross expenses	0.52	%(f)	0.52%	0.55	%(g)	0.62	%(h)	0.65%		0.67%
Net investment income	1.23	%(f)	1.45%	1.58%		1.35%		1.77%		1.68%
Portfolio turnover rate	44%		48%	24%		39%		56%		66%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

67  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares of Core Plus Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25% (4.50% prior to November 2, 2015). Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25% (3.00% prior to November 2, 2015). Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund Class A, Class B, Class C and Class Y, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the funds were fair valued as follows:

Fund	Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
Core Plus Bond Fund	$19,962,368	0.3%	$—	—
High Income Fund	2,405,735	1.6%	980,023	0.6%
Limited Term Government and Agency Fund	3,036,066	0.3%	341,495	Less than 0.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

During the six months ended March 31, 2016, the amount of income available to be distributed by Core Plus Bond Fund and High Income Fund was reduced by $26,340,269 and $457,035, respectively, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2016.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, contingent payment debt instruments, treasury inflation protected bonds, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital and capital gain distributions received, convertible bonds, deferred Trustees’ fees and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark-to-market, dividends payable, straddle deferrals, contingent payment

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$185,171,010	$9,466,139	$194,637,149
High Income Fund	9,843,443	3,412,156	13,255,599
Limited Term Government and Agency Fund	12,685,774	—	12,685,774

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2015, capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(2,555,389)
Long-term:
No expiration date	—	—	(7,955,304)

Total capital loss carryforward	$—	$—	$(10,510,693)

Late-year ordinary and post-October capital loss deferrals*	$(24,998,903)	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Core Plus Bond Fund has deferred foreign currency losses that occurred after October 31, 2014.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, unrealized depreciation on a tax basis was approximately as follows:

	Core Plus Bond Fund	High Income Fund	Limited Term Government and Agency Fund
Unrealized depreciation
Investments	$(193,323,278)	$(15,962,905)	$(3,014,679)
Foreign currency translations	(36,630,372)	(2,278,171)	—

Total unrealized depreciation	$(229,953,650)	$(18,241,076)	$(3,014,679)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to/from broker balance in the Statement of Assets and Liabilities for Core Plus Bond Fund represents cash received/pledged as collateral for delayed delivery securities. The due from broker balance in the Statement of Assets and Liabilities for High Income Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$209,157,693	$11,953,805	(b)	$221,111,498
Non-Agency Commercial Mortgage-Backed Securities	—	330,476,146	11,854,238	(b)	342,330,384
All Other Bonds and Notes(a)	—	5,210,289,855	—		5,210,289,855

Total Bonds and Notes	—	5,749,923,694	23,808,043		5,773,731,737

Senior Loans(a)	—	73,204,949	—		73,204,949
Preferred Stocks(a)	945,414	18,089,890	—		19,035,304
Short-Term Investments	—	533,578,152	—		533,578,152

Total	$945,414	$6,374,796,685	$23,808,043		$6,399,550,142

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(79,324)	$—		$(79,324)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,848,216	$—		$3,848,216
Home Construction	—	2,207,887	23	(b)	2,207,910
Independent Energy	—	10,203,586	149,500	(c)	10,353,086
Non-Agency Commercial Mortgage-Backed Securities	—	2,543,833	935,000	(c)	3,478,833
All Other Non-Convertible Bonds(a)	—	116,040,944	—		116,040,944

Total Non-Convertible Bonds	—	134,844,466	1,084,523		135,928,989

Convertible Bonds(a)	—	7,552,311	—		7,552,311

Total Bonds and Notes	—	142,396,777	1,084,523		143,481,300

Senior Loans(a)	—	2,626,764	—		2,626,764
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	23,718	179,797	(c)	203,515
REITs - Mortgage	—	88,410	—		88,410
All Other Convertible Preferred Stocks(a)	790,460	—	—		790,460

Total Convertible Preferred Stocks	790,460	112,128	179,797		1,082,385

Non-Convertible Preferred Stocks(a)	464,585	—	—		464,585

Total Preferred Stocks	1,255,045	112,128	179,797		1,546,970

Common Stocks(a)	457,810	—	—		457,810
Other Investments(a)	—	—	980,000	(d)	980,000
Warrants(e)	822	—	—		822
Short-Term Investments	—	5,493,992	—		5,493,992

Total	$1,713,677	$150,629,661	$2,244,320		$154,587,658

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(6,660)	$—	$(6,660)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Includes a security fair valued at zero using Level 3 inputs.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$13,445,528	$1,549,845	(b)	$14,995,373
Agency Commercial Mortgage-Backed Securities	—	121,284,849	13,964,504	(b)	135,249,353
Collateralized Mortgage Obligations	—	124,663,538	7,763,558	(c)	132,427,096
Non-Agency Commercial Mortgage-Backed Securities	—	66,479,076	3,036,066	(b)	69,515,142
All Other Bonds and Notes(a)	—	609,712,412	—		609,712,412

Total Bonds and Notes	—	935,585,403	26,313,973		961,899,376

Short-Term Investments	—	19,584,733	—		19,584,733

Total	$—	$955,170,136	$26,313,973		$981,484,109

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Valued using broker-dealer bid prices ($7,422,063) and fair valued by the Fund’s adviser ($341,495).

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$—	$—	$—	$(482)	$11,954,287
Non-Agency Commercial Mortgage-Backed Securities	12,286,799	—	(880)	(6,605)	—
Oil Field Services	940,950	—	(2,157,350)	1,354,050	—

Total	$13,227,749	$—	$(2,158,230)	$1,346,963	$11,954,287

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
ABS Car Loan	$—	$—	$—	$11,953,805	$(482)
Non-Agency Commercial Mortgage-Backed Securities	(425,076)	—	—	11,854,238	(7,442)
Oil Field Services	(137,650)	—	—	—	—

Total	$(562,726)	$—	$—	$23,808,043	$(7,924)

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$750,966	$—	$—	$—	$—
Home Construction	—	12,992	—	(81,079)	—
Independent Energy	—	—	—	—	149,500
Non-Agency Commercial Mortgage-Backed Securities	935,000	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(222,143)	—
Other Investments
Aircraft ABS	1,000,000	—	—	(20,000)	—
Warrants	—	—	—	—	—

Total	$2,685,966	$12,992	$—	$(323,222)	$149,500

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$(750,966)	$—		$—
Home Construction	—	68,110	—	23		(81,079)
Independent Energy	—	—	—	149,500		—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	935,000		—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	401,940	—	179,797		(222,143)
Other Investments
Aircraft ABS	—	—	—	980,000		(20,000)
Warrants	—	—	—	—	(a)	—

Total	$—	$470,050	$(750,966)	$2,244,320		$(323,222)

(a)	Fair valued at zero using Level 3 inputs.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Debt securities valued at $750,966 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $68,110 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Preferred stocks valued at $401,940 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$(63)	$1,549,908
Agency Commercial Mortgage-Backed Securities	14,113,679	—	—	(149,175)	—
Collateralized Mortgage Obligations	20,837	—	(2,211)	(10,413)	7,422,063
Non-Agency Commercial Mortgage-Backed Securities	3,037,972	—	—	(1,906)	—

Total	$17,172,488	$—	$(2,211)	$(161,557)	$8,971,971

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$1,549,845	$(63)
Agency Commercial Mortgage-Backed Securities	—	—	—	13,964,504	(149,175)
Collateralized Mortgage Obligations	(94,182)	427,464	—	7,763,558	(10,415)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	3,036,066	(1,906)

Total	$(94,182)	$427,464	$—	$26,313,973	$(161,559)

Debt securities valued at $427,464 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund and High Income Fund used during the period include forward foreign currency contracts and futures contracts.

Core Plus Bond Fund and High Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2016, Core Plus Bond Fund and High Income Fund engaged in forward foreign currency transactions for hedging purposes.

High Income Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the six months ended March 31, 2016, High Income Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(79,324)

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Foreign currency transactions[1]
Foreign exchange contracts	$(118,539)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(76,189)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a summary of derivative instruments for High Income Fund as of March 31, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(6,660)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(176,542)	$—
Foreign exchange contracts	—	284,536

Total	$(176,542)	$284,536

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$160,868	$—
Foreign exchange contracts	—	(270,067)

Total	$160,868	$(270,067)

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2016:

Core Plus Bond Fund	Forwards
Average Notional Amount Outstanding	0.22%
Highest Notional Amount Outstanding	0.24%
Lowest Notional Amount Outstanding	0.21%
Notional Amount Outstanding as of March 31, 2016	0.24%

High Income Fund	Forwards	Futures
Average Notional Amount Outstanding	2.06%	4.31%
Highest Notional Amount Outstanding	2.03%	7.49%
Lowest Notional Amount Outstanding	0.12%	0.00%
Notional Amount Outstanding as of March 31, 2016	0.12%	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

|  88

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Core Plus Bond Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(79,324)	$—	$(79,324)	$—	$(79,324)

High Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(6,660)	$—	$(6,660)	$6,660	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$7,000	$340

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$3,685,732,091	$3,854,114,244	$392,024,238	$971,428,890
High Income Fund	9,985,547	8,016,615	22,758,240	33,098,746
Limited Term Government and Agency Fund	435,289,039	356,524,418	92,227,915	26,536,955

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.10%	1.85%	1.85%	—	0.85%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$4,964,215	$—	$4,964,215	0.162%	0.162%
High Income Fund	477,092	50,655	426,437	0.600%	0.536%
Limited Term Government and Agency Fund	1,609,576	—	1,609,576	0.364%	0.364%

[1]	Management fee waivers are subject to possible recovery until September 30, 2017.

For the six months ended March 31, 2016, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$4,964,215	0.162%

No expenses were recovered for any of the Funds during the six months ended March 31, 2016 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.   NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$1,035,274	$56	$417,978	$167	$1,253,934
High Income Fund	44,417	1	14,681	2	44,044
Limited Term Government and Agency Fund	448,007	1,734	96,409	5,201	289,226

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,340,900
High Income Fund	34,888
Limited Term Government and Agency Fund	194,186

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the

93  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$1,897,445
High Income Fund	85,140
Limited Term Government and Agency Fund	193,145

As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$50,229
High Income Fund	2,141
Limited Term Government and Agency Fund	4,700

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2016 were as follows:

Fund	Commissions
Core Plus Bond Fund	$98,678
High Income Fund	478
Limited Term Government and Agency Fund	28,639

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

95  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.07%
Limited Term Government and Agency Fund	0.34%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Payment by Affiliates.  For the six months ended March 31, 2016, Loomis Sayles reimbursed High Income Fund $2,130 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2016, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$406,640	$22	$164,172	$1,704	$1,443,630

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, none of the Funds had borrowings under this agreement.

|  96

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	6.71%
High Income Fund	2	19.22%
Limited Term Government and Agency Fund	1	5.72%

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,368,251	$103,061,229	57,949,399	$757,297,253
Issued in connection with the reinvestment of distributions	621,808	7,634,592	1,930,361	24,960,078
Redeemed	(20,383,259)	(251,156,311)	(34,689,593)	(445,393,927)

Net change	(11,393,200)	$(140,460,490)	25,190,167	$336,863,404

Class B(a)
Issued from the sale of shares	—	$—	90	$1,655
Issued in connection with the reinvestment of distributions	14	171	527	6,876
Redeemed	(7,201)	(88,563)	(44,652)	(582,052)

Net change	(7,187)	$(88,392)	(44,035)	$(573,521)

Class C
Issued from the sale of shares	3,713,122	$45,667,759	15,015,219	$196,948,567
Issued in connection with the reinvestment of distributions	143,958	1,765,085	455,968	5,896,096
Redeemed	(6,876,301)	(84,679,493)	(6,190,729)	(79,756,335)

Net change	(3,019,221)	$(37,246,649)	9,280,458	$123,088,328

Class N
Issued from the sale of shares	14,941,360	$185,698,404	189,587,048	$2,500,232,956
Issued in connection with the reinvestment of distributions	2,214,160	27,415,762	4,023,156	52,220,483
Redeemed	(17,954,296)	(222,703,660)	(23,949,864)	(310,530,852)
Redeemed in-kind (Note 12)	(19,303,792)	(243,999,935)	—	—

Net change	(20,102,568)	$(253,589,429)	169,660,340	$2,241,922,587

Class Y
Issued from the sale of shares	45,434,062	$563,861,399	237,417,381	$3,125,367,592
Issued in connection with the reinvestment of distributions	2,774,256	34,341,186	6,287,665	81,758,696
Redeemed	(69,810,848)	(864,682,006)	(90,106,606)	(1,161,814,292)

Net change	(21,602,530)	$(266,479,421)	153,598,440	$2,045,311,996

Increase (decrease) from capital share transactions	(56,124,706)	$(697,864,381)	357,685,370	$4,746,612,794

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,372,850	$17,583,620	7,165,895	$31,113,644
Issued in connection with the reinvestment of distributions	230,630	888,933	580,589	2,471,372
Redeemed	(5,638,787)	(22,239,121)	(7,757,369)	(33,308,895)

Net change	(1,035,307)	$(3,766,568)	(10,885)	$276,121

Class B(a)
Issued in connection with the reinvestment of distributions	4	$16	790	$3,364
Redeemed	(623)	(2,485)	(27,193)	(117,824)

Net change	(619)	$(2,469)	(26,403)	$(114,460)

Class C
Issued from the sale of shares	607,058	$2,351,138	649,877	$2,832,749
Issued in connection with the reinvestment of distributions	71,902	276,444	166,683	709,594
Redeemed	(826,274)	(3,198,436)	(900,836)	(3,893,227)

Net change	(147,314)	$(570,854)	(84,276)	$(350,884)

Class Y
Issued from the sale of shares	7,664,572	$28,967,968	28,556,251	$124,963,285
Issued in connection with the reinvestment of distributions	762,961	2,917,429	1,781,224	7,571,272
Redeemed	(8,718,502)	(33,265,473)	(28,942,559)	(125,371,469)

Net change	(290,969)	$(1,380,076)	1,394,916	$7,163,088

Increase (decrease) from capital share transactions	(1,474,209)	$(5,719,967)	1,273,352	$6,973,865

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	19,326,025	$222,397,123	9,649,293	$111,950,383
Issued in connection with the reinvestment of distributions	184,459	2,122,012	375,777	4,361,038
Redeemed	(9,457,792)	(108,858,155)	(7,161,541)	(83,105,890)

Net change	10,052,692	$115,660,980	2,863,529	$33,205,531

Class B(a)
Issued from the sale of shares	1,448	$16,709	4,412	$51,055
Issued in connection with the reinvestment of distributions	426	4,887	2,463	28,567
Redeemed	(230,595)	(2,644,555)	(140,481)	(1,628,030)

Net change	(228,721)	$(2,622,959)	(133,606)	$(1,548,408)

Class C
Issued from the sale of shares	3,694,313	$42,485,779	2,240,435	$26,003,916
Issued in connection with the reinvestment of distributions	14,703	169,217	27,082	314,602
Redeemed	(1,838,988)	(21,159,779)	(1,711,009)	(19,866,952)

Net change	1,870,028	$21,495,217	556,508	$6,451,566

Class Y
Issued from the sale of shares	14,935,205	$172,373,500	24,653,312	$286,964,981
Issued in connection with the reinvestment of distributions	191,449	2,208,411	339,019	3,946,537
Redeemed	(14,638,733)	(168,873,744)	(16,140,773)	(187,902,947)

Net change	487,921	$5,708,167	8,851,558	$103,008,571

Increase (decrease) from capital share transactions	12,181,920	$140,241,405	12,137,989	$141,117,260

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. The Core Plus Bond Fund realized a loss of $5,548,878 on redemptions in-kind during the six months ended March 31, 2016. This amount is included in realized gain (loss) on the Statements of Operations.

|  100

SEMIANNUAL REPORT

March 31, 2016

Loomis Sayles Investment Grade Bond Fund

Portfolio Review  page 1

Portfolio of Investments  page 6

Financial Statements  page  21

Notes to Financial Statements  page 30

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A LIGRX
Daniel J. Fuss, CFA®, CIC	Class C LGBCX
Brian P. Kennedy	Class N LGBNX
Elaine M. Stokes	Class Y LSIIX
Loomis, Sayles & Company, L.P.	Admin Class LIGAX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20164

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	3.31%	-1.32%	3.61%	5.98%	—%
With 4.25% Maximum Sales Charge	-1.06	-5.52	2.70	5.53	—

Class C (Inception 9/12/03)
NAV	2.80	-2.14	2.81	5.18	—
With CDSC[2]	1.80	-3.10	2.81	5.18	—

Class N (Inception 2/1/13)
NAV	3.36	-1.00	—	—	1.34

Class Y (Inception 12/31/96)
NAV	3.36	-1.14	3.85	6.26	—

Admin Class (Inception 2/1/10)[1]
NAV	3.11	-1.64	3.33	5.62	—

Comparative Performance
Barclays U.S. Government/Credit Bond Index[3]	2.70	1.75	4.04	4.93	2.55

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,033.10	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29
Class C
Actual	$1,000.00	$1,028.00	$8.16
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.12
Class N
Actual	$1,000.00	$1,033.60	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38
Class Y
Actual	$1,000.00	$1,033.60	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03
Admin Class
Actual	$1,000.00	$1,031.10	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.85%, 1.61%, 0.47%, 0.60% and 1.05% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 93.3% of Net Assets
Non-Convertible Bonds — 86.4%
	ABS Other — 1.5%
$56,024,871	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	$55,493,755
33,617,881	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	34,946,393
11,824,559	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,499,384
2,853,208	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,731,056
6,171,607	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	6,359,946

		111,030,534

	Aerospace & Defense — 1.6%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,470,000
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,230,250
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,591,200
78,795,000	Textron, Inc., 5.950%, 9/21/2021	89,360,149
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	17,826,624
10,280,000	TransDigm, Inc., 6.500%, 5/15/2025	10,048,700

		121,526,923

	Airlines — 2.0%
4,413,711	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,281,300
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,279,925
142,753	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	147,079
585,639	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	618,962
1,626,851	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,704,615
47,386,580	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	52,362,171
2,288,385	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,391,362
1,398,302	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,608,047
8,989,819	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	10,158,495
19,181,760	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	21,475,515
1,921,546	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,019,025
11,838,832	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	12,667,550
18,297,710	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	19,166,852
209,376	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	217,500

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$2,122,571	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	$2,171,391

		150,269,789

	Automotive — 1.1%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	25,102,069
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,628,279
125,000	Ford Motor Co., 6.500%, 8/01/2018	136,244
255,000	Ford Motor Co., 6.625%, 2/15/2028	296,715
240,000	Ford Motor Co., 7.500%, 8/01/2026	299,671
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,279,625
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	42,561,488
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,535,900

		82,839,991

	Banking — 13.4%
11,806,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	14,301,729
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,695,540
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,645,176
103,309,000	Bank of America Corp., 6.110%, 1/29/2037	118,792,540
25,627,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	25,842,318
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	101,491
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,208,790
25,090,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	19,602,559
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,113,264
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,308,230
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	285,311
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,856,464
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,996,243
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,817,305
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,549,776
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	32,182,987
21,855,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	23,311,155
5,265,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	5,393,298
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	68,660,053
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,361,217
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	134,170,996
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,373,511
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	714,647
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	72,917,752
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	25,920,614
2,950,000	JPMorgan Chase & Co., EMTN, 1.071%, 5/30/2017, (GBP)(c)	4,197,023
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,198,793
100,000	Keybank NA, 6.950%, 2/01/2028	124,293
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	4,996,572
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	47,312,567
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,898,654
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,670,028

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,900,000	Morgan Stanley, 5.750%, 1/25/2021	$6,753,234
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	109,768,157
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	48,828,625
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	818,678
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,341,595
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	42,514,414
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,029,663
8,638,000	National City Corp., 6.875%, 5/15/2019	9,723,581
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,198,777
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,812,231

		1,012,309,851

	Brokerage — 1.0%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	50,453,687
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,824,071
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,232,838

		78,510,596

	Building Materials — 1.4%
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,448,067
6,616,000	Masco Corp., 6.125%, 10/03/2016	6,776,438
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,179,160
25,149,000	Masco Corp., 7.125%, 3/15/2020	28,952,786
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,469,250
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(b)	1,186,538
284,000	Owens Corning, 6.500%, 12/01/2016	290,101
41,379,000	Owens Corning, 7.000%, 12/01/2036	45,713,409

		107,015,749

	Cable Satellite — 1.4%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	15,160,667
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,401,294
2,800,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,485,580
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,275,022
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	71,017,194

		107,339,757

	Chemicals — 0.7%
2,270,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	2,162,175
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	48,480,000

		50,642,175

	Construction Machinery — 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	7,892,691

	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,232,073

	Diversified Manufacturing — 0.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,544,700
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,313,415

		14,858,115

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 2.0%
$28,983,433	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$32,146,540
8,831,316	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	8,329,167
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,338,333
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,472,602
2,130,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,221,164
4,491,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,614,653
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	47,479,646
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,550,018
4,294,193	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	4,720,113

		151,872,236

	Finance Companies — 4.3%
9,811,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	11,037,375
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,556,493
35,580,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	25,031,220
14,225,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	9,996,620
51,370,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	36,216,663
5,305,000	General Electric Co., Series A, MTN, 0.922%, 5/13/2024(c)	4,918,265
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,300,750
90,196,000	Navient LLC, 5.500%, 1/25/2023	76,666,600
62,425(††)	Navient LLC, 6.000%, 12/15/2043	1,210,213
1,785,000	Navient LLC, MTN, 4.625%, 9/25/2017	1,805,081
8,895,000	Navient LLC, MTN, 7.250%, 1/25/2022	8,316,825
641,000	Navient LLC, MTN, 8.000%, 3/25/2020	637,795
15,792,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	15,555,120
22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)	15,591,780
14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	14,186,250
18,597,000	Springleaf Finance Corp., 5.250%, 12/15/2019	17,760,135
47,260,000	Springleaf Finance Corp., 7.750%, 10/01/2021	46,366,786
19,414,000	Springleaf Finance Corp., 8.250%, 10/01/2023	18,734,510

		324,888,481

	Government Guaranteed — 0.3%
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,132,797
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	22,936,879

		26,069,676

	Government Owned – No Guarantee — 1.1%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,519,800
36,975,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	40,896,938
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	12,218,625
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	12,722,319
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	7,510,750
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,317,653

		79,186,085

	Health Insurance — 0.1%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,129,935
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,575,215

		3,705,150

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — 1.2%
$7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	$8,682,630
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,911,874
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	10,959,869
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,552,700
120,000	HCA, Inc., 5.250%, 4/15/2025	123,600
1,055,000	HCA, Inc., 5.375%, 2/01/2025	1,066,542
802,000	HCA, Inc., 5.875%, 3/15/2022	868,165
25,120,000	HCA, Inc., 5.875%, 5/01/2023	26,344,600
4,806,000	HCA, Inc., 7.050%, 12/01/2027	4,926,150
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,366,140
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,703,440
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,092,525
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,642,860
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,678,400
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,282,760
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	3,857,906

		92,060,161

	Home Construction — 0.2%
9,200,000	PulteGroup, Inc., 6.000%, 2/15/2035	8,947,000
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,638,340
1,615,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	1,604,906

		14,190,246

	Independent Energy — 1.5%
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	5,794,650
1,380,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,154,025
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,546,422
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	61,602,530
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,787,500
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	27,322,564
634,000	Noble Energy, Inc., 5.625%, 5/01/2021	637,170
460,000	QEP Resources, Inc., 5.250%, 5/01/2023	400,200

		114,245,061

	Integrated Energy — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,592,068

	Life Insurance — 1.4%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,621,968
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	904,837
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,424,278
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,333,920
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,372,524
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)	40,909,011
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)	7,312,568
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,319,966

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	$19,765,981

		108,965,053

	Local Authorities — 2.3%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,181,548
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	125,553,134
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	14,170,605
2,116	Province of Alberta, 5.930%, 9/16/2016, (CAD)	1,667
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	520,804

		170,427,758

	Lodging — 0.7%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	55,929,540

	Media Entertainment — 0.5%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,129,668
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	17,063,565
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,481,250
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,543,275
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	4,478,338
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	3,827,363

		36,523,459

	Metals & Mining — 2.8%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(f)(g)	169
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,239,100
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,055,331
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	43,415,000
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	4,679,250
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	5,657,182
430,000	ArcelorMittal, 6.500%, 3/01/2021	423,550
4,085,000	ArcelorMittal, 7.250%, 2/25/2022	4,042,108
47,920,000	ArcelorMittal, 7.750%, 3/01/2041	40,971,600
19,365,000	ArcelorMittal, 8.000%, 10/15/2039	16,847,550
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	15,417,187
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	12,560,800
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	2,582,720
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	28,089,000
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	2,886,354
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,352,130

		213,219,031

	Midstream — 2.8%
650,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	416,326
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,725,017
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,529,957
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	13,281,755
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,234,643
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,863,327
8,715,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	8,420,869

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$69,700
46,655,000	ONEOK Partners LP, 4.900%, 3/15/2025	43,955,262
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,210,927
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	50,307,905
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,470,827
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,941,796
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,344,964
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	463,227
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,254,253
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	20,557,593
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	6,859,388

		208,907,736

	Mortgage Related — 0.0%
28,456	FHLMC, 5.000%, 12/01/2031	31,566
3,991	FNMA, 6.000%, 7/01/2029	4,594

		36,160

	Natural Gas — 0.5%
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,047,440
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,651,258
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	24,164,409

		35,863,107

	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.936%, 12/15/2027, 144A(c)	11,115,421
1,632	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	1,257
3,514,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,723,969
9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.386%, 10/15/2031, 144A(b)(c)	9,746,839
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.586%, 10/15/2031, 144A(b)(c)	8,486,100
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	69,591,462
7,768,965	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	5,974,640
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,785,271
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.620%, 3/15/2044, 144A(c)	2,247,827

		130,672,786

	Oil Field Services — 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	3,879,165
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	21,782,429

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — continued
$587,000	Transocean Ltd., 7.375%, 4/15/2018	$531,235

		26,192,829

	Paper — 1.4%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	4,951,866
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,944,996
467,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	638,478
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,521,572
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,833,165
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)	6,233,461
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,504,256
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	29,595,316
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,462,911
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,537,320

		109,223,341

	Property & Casualty Insurance — 0.3%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,975,429
2,348,000	Loews Corp., 2.625%, 5/15/2023	2,316,018
1,889,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(c)(h)	651,705
5,630,000	Old Republic International Corp., 4.875%, 10/01/2024	5,856,354
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	7,804,947
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,593,479
1,043,000	XLIT Ltd., 6.375%, 11/15/2024	1,214,841

		23,412,773

	Railroads — 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,216,519
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	232,486
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,626,554
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	191,024

		13,266,583

	Real Estate Operations/Development — 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,699,536

	REITs – Apartments — 0.2%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,163,338

	REITs – Diversified — 0.0%
380,000	Duke Realty LP, 5.950%, 2/15/2017	393,795

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,029,181

	REITs – Office Property — 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	21,558,064

	REITs – Shopping Centers — 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,146,164

	REITs – Single Tenant — 0.5%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,765,240
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	25,882,545

		35,647,785

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Restaurants — 0.1%
$10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	$9,778,499

	Retailers — 0.5%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,242,450
430,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	435,375
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,917,727
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,030,040
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,668,193
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,524,915
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,337,025

		36,155,725

	Sovereigns — 0.5%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	38,826,648

	Supermarkets — 0.8%
22,485,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	24,340,012
1,120,000	Delhaize Group, 5.700%, 10/01/2040	1,207,510
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,493,731
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,984,963
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,392,656
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	835,705
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	14,739,725

		57,994,302

	Supranational — 0.2%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,377,755
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,468,694

		17,846,449

	Technology — 1.7%
4,335,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,605,938
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,114,767
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,541,572
7,487,000	Corning, Inc., 7.250%, 8/15/2036	8,466,839
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	73,996,041
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,100,330
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,671,491
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,503,817
1,692,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,158,459
561,000	Xerox Corp., 6.350%, 5/15/2018	598,591
7,110,000	Xerox Corp., 6.750%, 2/01/2017	7,370,205

		126,128,050

	Transportation Services — 0.9%
2,824,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	3,484,522
47,741,000	ERAC USA Finance LLC, 7.000%, 10/15/2037, 144A	60,892,691

		64,377,213

	Treasuries — 24.5%
372,145,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	285,649,762

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
132,000,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	$102,171,811
312,405,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	240,910,860
209,501,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	164,039,081
61,795,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	49,450,274
90,055,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	69,962,421
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	3,219,859
2,755,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	17,979,643
2,965,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	19,044,275
7,555,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	49,742,752
1,925,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	13,331,075
23,970,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	178,106,361
36,850,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	27,603,821
109,763,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	80,942,947
290,574,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	40,523,813
974,276,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	122,757,340
416,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	56,726,744
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	9,274,081
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	5,206,480
1,040,764,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	5,780,577
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,347,555
1,195,394,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	7,153,105
100,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	99,925,800
75,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	74,912,100
125,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	125,044,000

		1,851,806,537

	Wireless — 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	30,858,463
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,265,259
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,652,290
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	478,890
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,176,581
985,000	Sprint Corp., 7.125%, 6/15/2024	731,363

		41,162,846

	Wirelines — 5.2%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	33,382,608
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	27,360,605
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	413,015
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,824,226
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	62,853,965
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	552,750
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,222,788
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,707,830
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	180,863
24,103,000	Embarq Corp., 7.995%, 6/01/2036	23,270,000
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	210,675
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,173,900

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	$860,640
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	479,051
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	2,235,546
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	5,362,353
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,286,650
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,501,100
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	2,896,615
333,000	Qwest Corp., 6.500%, 6/01/2017	346,736
12,308,000	Qwest Corp., 6.875%, 9/15/2033	12,000,792
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,926,689
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,350,743
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	44,115,048
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,305,100
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	580,953
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,107,654
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,701,358
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	15,065,114
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	11,234,058
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	46,563,426
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	32,309,915
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,236,397
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,328,655

		396,947,818

	Total Non-Convertible Bonds (Identified Cost $6,691,675,881)	6,538,579,514

Convertible Bonds — 5.7%
	Finance Companies — 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,651,831

	Midstream — 0.3%
45,925,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	29,047,562

	Property & Casualty Insurance — 1.0%
61,205,000	Old Republic International Corp., 3.750%, 3/15/2018	75,817,694

	Technology — 4.3%
35,120,000	Intel Corp., 2.950%, 12/15/2035	44,624,350
137,016,000	Intel Corp., 3.250%, 8/01/2039	217,941,075
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	16,963,035
362,458	Liberty Media LLC, 3.500%, 1/15/2031	337,080
46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	46,287,500

		326,153,040

	Total Convertible Bonds (Identified Cost $332,529,115)	435,670,127

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Municipals — 1.2%
	District of Columbia — 0.3%
$14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	$20,662,981

	Illinois — 0.7%
24,640,000	State of Illinois, 5.100%, 6/01/2033	23,042,096
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	31,024,957

		54,067,053

	Michigan — 0.0%
2,275,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,080,920

	Ohio — 0.1%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,781,716

	Virginia — 0.1%
13,605,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,940,324

	Total Municipals (Identified Cost $87,840,433)	92,532,994

	Total Bonds and Notes (Identified Cost $7,112,045,429)	7,066,782,635

Senior Loans — 0.5%
	Finance Companies — 0.4%
19,207,523	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	19,141,449
10,279,907	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 6/10/2016(i)	10,257,395

		29,398,844

	Supermarkets — 0.1%
8,980,404	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	8,769,364

	Total Senior Loans (Identified Cost $38,412,006)	38,168,208

Shares
Common Stocks — 0.8%
	Automobiles — 0.7%
4,063,816	Ford Motor Co.	54,861,516

	Metals & Mining — 0.1%
532,399	ArcelorMittal, (Registered)	2,438,387

	Total Common Stocks (Identified Cost $41,504,230)	57,299,903

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.2%
	Midstream — 0.0%
43,031	Chesapeake Energy Corp., 5.000%(h)	$590,385

	REITs – Diversified — 0.2%
267,109	Weyerhaeuser Co., Series A, 6.375%	13,654,612

	Total Preferred Stocks (Identified Cost $16,984,961)	14,244,997

Principal Amount (‡)
Short-Term Investments — 5.8%
$111,674	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000%, to be repurchased at $111,674 on 4/01/2016 collateralized by $111,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $113,934 including accrued interest (Note 2 of Notes to Financial Statements)	111,674
436,287,025	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $436,287,389 on 4/01/2016 collateralized by $403,150,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $408,693,313; $35,180,000 U.S. Treasury Note, 2.000% due 7/31/2022 valued at $36,323,350 including accrued interest (Note 2 of Notes to Financial Statements)	436,287,025

	Total Short-Term Investments (Identified Cost $436,398,699)	436,398,699

	Total Investments — 100.6% (Identified Cost $7,645,345,325)(a)	7,612,894,442
	Other assets less liabilities — (0.6)%	(42,912,584)

	Net Assets — 100.0%	$7,569,981,858

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $7,683,189,151 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$516,849,572
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(587,144,281)

	Net unrealized depreciation	$(70,294,709)

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(b)	Illiquid security. At March 31, 2016, the value of these securities amounted to $159,623,089 or 2.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at March 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $1,129,913,370 or 14.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	24.5%
Banking	13.4
Technology	6.0
Wirelines	5.2
Finance Companies	4.8
Midstream	3.1
Metals & Mining	2.9
Local Authorities	2.3
Electric	2.0
Airlines	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	5.8

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	68.9%
Canadian Dollar	14.7
New Zealand Dollar	5.2
Mexican Peso	4.3
Australian Dollar	3.4
Norwegian Krone	2.8
Other, less than 2% each	1.3

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments at cost	$7,645,345,325
Net unrealized depreciation	(32,450,883)

Investments at value	7,612,894,442
Foreign currency at value (identified cost $767,693)	779,625
Receivable for Fund shares sold	12,419,330
Receivable for securities sold	13,788,830
Dividends and interest receivable	89,601,389

TOTAL ASSETS	7,729,483,616

LIABILITIES
Payable for securities purchased	135,453,976
Payable for Fund shares redeemed	20,131,170
Management fees payable (Note 5)	2,546,744
Deferred Trustees’ fees (Note 5)	560,618
Administrative fees payable (Note 5)	281,541
Payable to distributor (Note 5d)	141,490
Other accounts payable and accrued expenses	386,219

TOTAL LIABILITIES	159,501,758

NET ASSETS	$7,569,981,858

NET ASSETS CONSIST OF:
Paid-in capital	$7,541,438,044
Undistributed net investment income	7,439,448
Accumulated net realized gain on investments and foreign currency transactions	52,758,552
Net unrealized depreciation on investments and foreign currency translations	(31,654,186)

NET ASSETS	$7,569,981,858

See accompanying notes to financial statements.

21  |

Statement of Assets and Liabilities (continued)

March 31, 2016 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,334,462,627

Shares of beneficial interest	119,413,291

Net asset value and redemption price per share	$11.18

Offering price per share (100/95.50 of net asset value) (Note 1)	$11.68

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,081,913,507

Shares of beneficial interest	97,701,519

Net asset value and offering price per share	$11.07

Class N shares:
Net assets	$36,945,478

Shares of beneficial interest	3,306,664

Net asset value, offering and redemption price per share	$11.17

Class Y shares:
Net assets	$5,077,912,218

Shares of beneficial interest	454,195,892

Net asset value, offering and redemption price per share	$11.18

Admin Class shares:
Net assets	$38,748,028

Shares of beneficial interest	3,474,387

Net asset value, offering and redemption price per share	$11.15

See accompanying notes to financial statements.

|  22

Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$172,490,941
Dividends	5,974,615

178,465,556

Expenses
Management fees (Note 5)	16,458,564
Service and distribution fees (Note 5)	7,559,577
Administrative fees (Note 5)	1,805,299
Trustees’ fees and expenses (Note 5)	82,769
Transfer agent fees and expenses (Notes 5 and 6)	5,619,674
Audit and tax services fees	30,808
Custodian fees and expenses	229,034
Legal fees (Note 5)	62,814
Registration fees	117,053
Shareholder reporting expenses	357,458
Miscellaneous expenses	98,969

Total expenses	32,422,019
Less waiver and/or expense reimbursement (Note 5)	(182)

Net expenses	32,421,837

Net investment income	146,043,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	104,853,926
Foreign currency transactions	(1,095,682)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,830,709)
Foreign currency translations	1,880,170

Net realized and unrealized gain on investments and foreign currency transactions	86,807,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$232,851,424

See accompanying notes to financial statements.

23  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$146,043,719	$361,122,543
Net realized gain on investments and foreign currency transactions	103,758,244	2,301,046
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(16,950,539)	(837,843,535)

Net increase (decrease) in net assets resulting from operations	232,851,424	(474,419,946)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(17,042,661)	(56,457,196)
Class B(a)	(414)	(75,127)
Class C	(8,502,206)	(32,106,690)
Class N	(411,787)	(471,295)
Class Y	(73,714,870)	(223,960,105)
Admin Class	(409,235)	(810,779)
Net realized capital gains
Class A	(19,604,662)	(19,188,288)
Class B(a)	(1,141)	(40,831)
Class C	(15,331,597)	(14,769,296)
Class N	(444,917)	(70,374)
Class Y	(77,370,095)	(69,414,542)
Admin Class	(517,149)	(286,059)

Total distributions	(213,350,734)	(417,650,582)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(1,438,300,189)	(525,645,130)

Net decrease in net assets	(1,418,799,499)	(1,417,715,658)
NET ASSETS
Beginning of the period	8,988,781,357	10,406,497,015

End of the period	$7,569,981,858	$8,988,781,357

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$7,439,448	$(38,523,098)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  24

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$11.10		$12.11	$12.22	$12.76	$12.12	$12.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.40	0.46	0.48	0.51	0.57
Net realized and unrealized gain (loss)	0.17		(0.95)	0.26	(0.30)	0.86	(0.15)

Total from Investment Operations	0.36		(0.55)	0.72	0.18	1.37	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.34)	(0.51)	(0.60)	(0.62)	(0.60)
Net realized capital gains	(0.15)		(0.12)	(0.32)	(0.12)	(0.11)	(0.26)

Total Distributions	(0.28)		(0.46)	(0.83)	(0.72)	(0.73)	(0.86)

Net asset value, end of the period	$11.18		$11.10	$12.11	$12.22	$12.76	$12.12

Total return(b)	3.31	%(c)	(4.72)%	6.04%	1.34%	11.74%	3.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,334,463		$1,628,216	$1,932,847	$2,431,718	$2,960,119	$2,705,810
Net expenses	0.85	%(d)	0.83%	0.83%	0.83%	0.84%	0.81%
Gross expenses	0.85	%(d)	0.83%	0.83%	0.83%	0.84%	0.81%
Net investment income	3.48	%(d)	3.38%	3.75%	3.85%	4.17%	4.56%
Portfolio turnover rate	4%		23%	19%	30%	19%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

25  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$11.00		$12.00	$12.11	$12.66	$12.03	$12.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.31	0.36	0.39	0.42	0.47
Net realized and unrealized gain (loss)	0.15		(0.94)	0.27	(0.32)	0.85	(0.14)

Total from Investment Operations	0.30		(0.63)	0.63	0.07	1.27	0.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.25)	(0.42)	(0.50)	(0.53)	(0.51)
Net realized capital gains	(0.15)		(0.12)	(0.32)	(0.12)	(0.11)	(0.26)

Total Distributions	(0.23)		(0.37)	(0.74)	(0.62)	(0.64)	(0.77)

Net asset value, end of the period	$11.07		$11.00	$12.00	$12.11	$12.66	$12.03

Total return(b)	2.80	%(c)	(5.40)%	5.29%	0.50%	10.91%	2.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,081,914		$1,219,687	$1,524,806	$1,746,822	$2,281,142	$2,091,834
Net expenses	1.61	%(d)	1.58%	1.58%	1.58%	1.59%	1.56%
Gross expenses	1.61	%(d)	1.58%	1.58%	1.58%	1.59%	1.56%
Net investment income	2.74	%(d)	2.63%	3.00%	3.10%	3.42%	3.81%
Portfolio turnover rate	4%		23%	19%	30%	19%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$11.11		$12.11	$12.22		$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.44	0.50		0.34
Net realized and unrealized gain (loss)	0.15		(0.93)	0.26		(0.46)

Total from Investment Operations	0.36		(0.49)	0.76		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.39)	(0.55)		(0.32)
Net realized capital gains	(0.15)		(0.12)	(0.32)		—

Total Distributions	(0.30)		(0.51)	(0.87)		(0.32)

Net asset value, end of the period	$11.17		$11.11	$12.11		$12.22

Total return	3.36	%(b)	(4.28)%	6.41%		(0.95	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,945		$21,851	$6,101		$41
Net expenses	0.47	%(d)	0.47%	0.47	%(e)	0.65	%(d)(f)
Gross expenses	0.47	%(d)	0.47%	0.47	%(e)	0.78	%(d)
Net investment income	3.92	%(d)	3.78%	4.07%		4.18	%(d)
Portfolio turnover rate	4%		23%	19%		30%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$11.11		$12.12	$12.23	$12.77	$12.13	$12.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.43	0.49	0.52	0.54	0.60
Net realized and unrealized gain (loss)	0.16		(0.95)	0.26	(0.31)	0.86	(0.14)

Total from Investment Operations	0.37		(0.52)	0.75	0.21	1.40	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.37)	(0.54)	(0.63)	(0.65)	(0.63)
Net realized capital gains	(0.15)		(0.12)	(0.32)	(0.12)	(0.11)	(0.26)

Total Distributions	(0.30)		(0.49)	(0.86)	(0.75)	(0.76)	(0.89)

Net asset value, end of the period	$11.18		$11.11	$12.12	$12.23	$12.77	$12.13

Total return	3.36	%(b)	(4.47)%	6.30%	1.60%	12.01%	3.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,077,912		$6,081,536	$6,911,938	$6,130,700	$6,817,911	$4,887,742
Net expenses	0.60	%(c)	0.58%	0.59%	0.58%	0.59%	0.56%
Gross expenses	0.60	%(c)	0.58%	0.59%	0.58%	0.59%	0.56%
Net investment income	3.73	%(c)	3.63%	3.99%	4.11%	4.41%	4.81%
Portfolio turnover rate	4%		23%	19%	30%	19%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$11.08		$12.09	$12.20	$12.74	$12.11	$12.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.43	0.45	0.48	0.54
Net realized and unrealized gain (loss)	0.16		(0.95)	0.26	(0.30)	0.85	(0.15)

Total from Investment Operations	0.34		(0.58)	0.69	0.15	1.33	0.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.31)	(0.48)	(0.57)	(0.59)	(0.57)
Net realized capital gains	(0.15)		(0.12)	(0.32)	(0.12)	(0.11)	(0.26)

Total Distributions	(0.27)		(0.43)	(0.80)	(0.69)	(0.70)	(0.83)

Net asset value, end of the period	$11.15		$11.08	$12.09	$12.20	$12.74	$12.11

Total return	3.11	%(b)	(4.95)%	5.79%	1.10%	11.41%	3.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,748		$37,355	$25,585	$21,557	$15,968	$5,967
Net expenses	1.05	%(c)(d)	1.08%	1.09%	1.08%	1.09%	1.07%
Gross expenses	1.05	%(c)(d)	1.08%	1.09%	1.08%	1.09%	1.07%
Net investment income	3.31	%(c)	3.14%	3.49%	3.62%	3.89%	4.32%
Portfolio turnover rate	4%		23%	19%	30%	19%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.03%. See Note 5b of Notes to Financial Statements.

See accompanying notes to financial statements.

29  |

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Investment Grade Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 4.25% (4.50% prior to November 2, 2015). Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amounts as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees for Class A, Class B, Class C and Admin Class and, for Class A, Class B, Class C, Class Y and Admin Class, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial

|  30

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and

31  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the Fund were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets
$159,623,089	2.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities

|  32

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2016, the amount of income available to be distributed by the Fund was reduced by $83,055,808 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

33  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

No forward foreign currency contracts were held by the Fund during the six months ended March 31, 2016.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, capital gain distributions received, premium amortization, deferred Trustees’ fees, contingent payment debt instruments and convertible bonds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary

|  34

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, convertible bonds, defaulted and/or non-income producing securities, premium amortization and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

2015 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$313,881,192	$103,769,390	$417,650,582

As of March 31, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)
Investments	$364,126,008
Foreign currency translations	(433,624,020)

Total unrealized depreciation	$(69,498,012)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest)

35  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2016, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may

|  36

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$20,590,386	$90,440,148	(b)	$111,030,534
Finance Companies	1,210,213	323,678,268	—		324,888,481
Non-Agency Commercial Mortgage-Backed Securities	—	112,439,847	18,232,939	(b)	130,672,786
All Other Non-Convertible Bonds(a)	—	5,971,987,713	—		5,971,987,713

Total Non-Convertible Bonds	1,210,213	6,428,696,214	108,673,087		6,538,579,514

Convertible Bonds(a)	—	435,670,127	—		435,670,127
Municipals(a)	—	92,532,994	—		92,532,994

Total Bonds and Notes	1,210,213	6,956,899,335	108,673,087		7,066,782,635

Senior Loans(a)	—	38,168,208	—		38,168,208
Common Stocks(a)	57,299,903	—	—		57,299,903

Preferred Stocks
Midstream	—	—	590,385	(b)	590,385
REITs - Diversified	13,654,612	—	—		13,654,612

Total Preferred Stocks	13,654,612	—	590,385		14,244,997

Short-Term Investments	—	436,398,699	—		436,398,699

Total	$72,164,728	$7,431,466,242	$109,263,472		$7,612,894,442

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

37  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$101,483,141	$—	$17,182	$(4,295,533)	$—
Metals & Mining	540,799	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	18,273,394	—	—	(40,455)	—
Preferred Stocks
Midstream	—	—	—	(1,577,302)	—

Total	$120,297,334	$—	$17,182	$(5,913,290)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(3,707,787)	$—	$(3,056,855)	$90,440,148	$(4,130,987)
Metals & Mining	—	—	(540,799)	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	18,232,939	(40,455)
Preferred Stocks
Midstream	—	2,167,687	—	590,385	(1,577,302)

Total	$(3,707,787)	$2,167,687	$(3,597,654)	$109,263,472	$(5,748,744)

|  38

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

A debt security valued at $3,056,855 was transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $540,799 was transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $2,167,687 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $191,387,926 and $1,450,135,035, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $125,068,359 and $591,801,029, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.40% of the first $15 billion of the Fund’s average daily net assets and 0.38% of the Fund’s average daily net assets in excess of $15 billion, calculated daily and payable monthly.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and

39  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
0.95%	1.70%	1.70%	0.65%	0.70%	1.20%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for the Fund were $16,458,564 (effective rate of 0.40% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2016 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net

|  40

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$1,815,346	$68	$1,414,896	$36,651	$204	$4,244,687	$47,725

For the six months ended March 31, 2016, NGAM Distribution refunded the Fund $11,074 of prior year Admin Class service fees paid to NGAM Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statement of Operations have been reduced by this amount.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of

41  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

$90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for the Fund were $1,805,299.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $5,417,342.

As of March 31, 2016, the Fund owes NGAM Distribution $141,490 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution were $95,718 for the six months ended March 31, 2016.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the

|  42

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.10% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through January 31, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period October 1, 2015 through January 31, 2016, NGAM Advisors reimbursed the Fund $182 for transfer agency expenses related to Class N shares.

43  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

i.  Interfund Transactions.  A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2016, the Fund purchased securities from an affiliated fund in compliance with Rule 17a-7 of the 1940 Act in the amount of $22,783,031.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2016, the Fund incurred the following class-specific expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$994,728	$35	$776,858	$274	$3,821,504	$26,275

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, the Fund had no borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

|  44

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	22.04%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,649,430	$127,748,680	50,766,517	$600,413,342
Issued in connection with the reinvestment of distributions	2,784,437	30,334,215	5,370,833	63,307,123
Redeemed	(41,661,247)	(457,197,752)	(69,121,484)	(805,049,363)

Net change	(27,227,380)	$(299,114,857)	(12,984,134)	$(141,328,898)

Class B(a)
Issued from the sale of shares	12	$127	2,376	$27,982
Issued in connection with the reinvestment of distributions	132	1,428	6,685	78,892
Redeemed	(12,496)	(135,947)	(430,116)	(5,024,441)

Net change	(12,352)	$(134,392)	(421,055)	$(4,917,567)

45  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	5,018,045	$54,383,158	12,852,371	$151,180,866
Issued in connection with the reinvestment of distributions	1,453,523	15,667,306	2,611,403	30,561,859
Redeemed	(19,658,199)	(214,163,193)	(31,658,857)	(365,540,475)

Net change	(13,186,631)	$(144,112,729)	(16,195,083)	$(183,797,750)

Class N
Issued from the sale of shares	1,556,462	$17,097,300	1,864,131	$22,024,796
Issued in connection with the reinvestment of distributions	78,749	856,704	46,286	540,713
Redeemed	(296,071)	(3,230,704)	(446,650)	(5,162,629)

Net change	1,339,140	$14,723,300	1,463,767	$17,402,880

Class Y
Issued from the sale of shares	54,915,350	$603,569,999	185,813,381	$2,194,472,200
Issued in connection with the reinvestment of distributions	12,552,360	136,905,793	22,378,908	263,725,134
Redeemed	(160,616,418)	(1,751,313,787)	(231,275,254)	(2,685,801,589)

Net change	(93,148,708)	$(1,010,837,995)	(23,082,965)	$(227,604,255)

Admin Class
Issued from the sale of shares	808,491	$8,886,879	2,406,562	$28,067,886
Issued in connection with the reinvestment of distributions	41,467	450,517	43,693	512,939
Redeemed	(746,802)	(8,160,912)	(1,195,940)	(13,980,365)

Net change	103,156	$1,176,484	1,254,315	$14,600,460

Increase (decrease) from capital share transactions	(132,132,775)	$(1,438,300,189)	(49,965,155)	$(525,645,130)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

|  46

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2016

Portfolio Review	1
Portfolio of Investments	7
Financial Statements	26
Notes to Financial Statements	38

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20162

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 12/31/96)	-1.52%	-9.47%	7.83%	7.56%	—%
Retail Class (Inception 12/31/96)	-1.67	-9.69	7.53	7.29	—
Class N (Inception 2/1/13)	-1.42	-9.32	—	—	9.81

Comparative Performance
Russell 2000® Growth Index[1]	-0.57	-11.84	7.70	6.00	9.24

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20163

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/13/91)	6.59%	-4.95%	8.60%	6.88%	—%
Retail Class (Inception 12/31/96)	6.44	-5.19	8.32	6.61	—
Admin Class (Inception 1/2/98)	6.34	-5.42	8.06	6.34	—
Class N (Inception 2/1/13)	6.61	-4.90	—	—	9.67

Comparative Performance
Russell 2000® Value Index[1]	4.63	-7.72	6.67	4.42	6.85
Russell 2000® Index[2]	2.02	-9.76	7.20	5.26	8.06

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Total Returns — March 31, 20162

	6 months	Life of Fund

Institutional Class (Inception 6/30/15)	0.22%	-9.30%

Comparative Performance
Russell 2500TM Growth Index[1]	1.05	-10.12

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2500TM Growth Index is an unmanaged index that measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

|  4

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$984.80	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80

Retail Class
Actual	$1,000.00	$983.30	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06

Class N
Actual	$1,000.00	$985.80	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14

*   Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

5  |

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 – 3/31/2016
Actual	$1,000.00	$1,065.90	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55

Retail Class
Actual	$1,000.00	$1,064.40	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81

Admin Class
Actual	$1,000.00	$1,063.40	$7.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.01

Class N
Actual	$1,000.00	$1,066.10	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.39% and 0.83% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period* 10/1/2015 –3/31/2016
Actual	$1,000.00	$1,002.20	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.5% of Net Assets

	Aerospace & Defense – 1.1%
278,204	Hexcel Corp.	$12,160,297

	Auto Components – 1.0%
254,863	Gentherm, Inc.(b)	10,599,752

	Banks – 4.6%
249,969	Bank of the Ozarks, Inc.	10,491,199
227,185	Pinnacle Financial Partners, Inc.	11,145,696
308,461	PrivateBancorp, Inc.	11,906,595
168,096	Renasant Corp.	5,532,039
643,368	Talmer Bancorp, Inc., Class A	11,638,527

		50,714,056

	Biotechnology – 4.3%
447,878	Emergent Biosolutions, Inc.(b)	16,280,365
348,318	Genomic Health, Inc.(b)	8,627,837
837,865	Ironwood Pharmaceuticals, Inc.(b)	9,166,243
610,553	Lexicon Pharmaceuticals, Inc.(b)	7,296,108
131,050	Ophthotech Corp.(b)	5,539,484

		46,910,037

	Building Products – 2.3%
258,773	Apogee Enterprises, Inc.	11,357,547
282,088	Trex Co., Inc.(b)	13,520,478

		24,878,025

	Capital Markets – 2.5%
315,418	Artisan Partners Asset Management, Inc.	9,727,491
272,628	Financial Engines, Inc.	8,568,698
350,832	HFF, Inc., Class A	9,658,405

		27,954,594

	Commercial Services & Supplies – 1.5%
459,731	Healthcare Services Group, Inc.	16,922,698

	Communications Equipment – 0.6%
317,502	Ciena Corp.(b)	6,038,888

	Construction & Engineering – 2.4%
321,339	Granite Construction, Inc.	15,360,004
452,824	Primoris Services Corp.	11,003,623

		26,363,627

	Distributors – 1.5%
185,248	Pool Corp.	16,253,660

	Diversified Consumer Services – 3.3%
265,782	Bright Horizons Family Solutions, Inc.(b)	17,217,358
188,442	Grand Canyon Education, Inc.(b)	8,054,011

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Consumer Services – continued
522,467	Nord Anglia Education, Inc.(b)	$10,914,336

		36,185,705

	Diversified Financial Services – 1.6%
140,602	MarketAxess Holdings, Inc.	17,551,348

	Diversified Telecommunication Services – 1.2%
335,495	Cogent Communications Holdings, Inc.	13,094,370

	Electrical Equipment – 0.5%
144,395	Generac Holdings, Inc.(b)	5,377,270

	Electronic Equipment, Instruments & Components – 2.7%
174,924	FEI Co.	15,569,985
141,511	IPG Photonics Corp.(b)	13,596,377

		29,166,362

	Energy Equipment & Services – 0.8%
153,443	Dril-Quip, Inc.(b)	9,292,508

	Food Products – 1.0%
95,256	Amplify Snack Brands, Inc.(b)	1,364,066
289,969	Snyder’s-Lance, Inc.	9,128,224

		10,492,290

	Health Care Equipment & Supplies – 7.8%
384,091	Cynosure, Inc., Class A(b)	16,946,095
382,187	Globus Medical, Inc.(b)	9,076,941
239,586	Inogen, Inc.(b)	10,776,579
358,080	Insulet Corp.(b)	11,873,933
191,795	Integra LifeSciences Holdings Corp.(b)	12,919,311
317,477	Natus Medical, Inc.(b)	12,200,641
227,697	Neogen Corp.(b)	11,464,544

		85,258,044

	Health Care Providers & Services – 5.6%
205,123	Acadia Healthcare Co., Inc.(b)	11,304,328
382,753	Aceto Corp.	9,017,661
380,490	AMN Healthcare Services, Inc.(b)	12,788,269
149,920	Amsurg Corp.(b)	11,184,032
530,112	Ensign Group, Inc. (The)	12,001,736
392,682	Surgery Partners, Inc.(b)	5,206,963

		61,502,989

	Health Care Technology – 1.9%
277,347	Medidata Solutions, Inc.(b)	10,736,102
335,024	Press Ganey Holdings, Inc.(b)	10,077,522

		20,813,624

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 6.3%
374,616	Chuy’s Holdings, Inc.(b)	$11,639,319
251,079	Diamond Resorts International, Inc.(b)	6,101,220
211,476	Popeyes Louisiana Kitchen, Inc.(b)	11,009,441
364,132	Texas Roadhouse, Inc.	15,868,872
99,383	Vail Resorts, Inc.	13,287,507
280,795	Zoe’s Kitchen, Inc.(b)	10,948,197

		68,854,556

	Household Durables – 0.6%
112,445	Universal Electronics, Inc.(b)	6,970,466

	Internet & Catalog Retail – 0.7%
189,743	Wayfair, Inc., Class A(b)	8,200,692

	Internet Software & Services – 3.6%
315,347	Criteo S.A., Sponsored ADR(b)	13,061,673
129,724	LogMeIn, Inc.(b)	6,545,873
429,633	Q2 Holdings, Inc.(b)	10,328,377
467,920	Wix.com Ltd.(b)	9,484,738

		39,420,661

	IT Services – 5.7%
307,184	Blackhawk Network Holdings, Inc.(b)	10,536,411
165,801	EPAM Systems, Inc.(b)	12,380,361
210,294	Euronet Worldwide, Inc.(b)	15,584,888
389,785	InterXion Holding NV(b)	13,478,765
669,406	Square, Inc.(b)	10,228,524

		62,208,949

	Leisure Products – 1.3%
282,033	Vista Outdoor, Inc.(b)	14,640,333

	Life Sciences Tools & Services – 2.0%
235,531	Cambrex Corp.(b)	10,363,364
289,415	INC Research Holdings, Inc., Class A(b)	11,926,792

		22,290,156

	Machinery – 4.2%
178,906	Astec Industries, Inc.	8,349,543
103,877	Middleby Corp. (The)(b)	11,090,947
227,862	Proto Labs, Inc.(b)	17,565,882
125,269	RBC Bearings, Inc.(b)	9,177,207

		46,183,579

	Media – 0.8%
293,581	IMAX Corp.(b)	9,127,433

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 2.0%
150,427	Diamondback Energy, Inc.(b)	$11,609,956
170,712	PDC Energy, Inc.(b)	10,148,828

		21,758,784

	Pharmaceuticals – 0.9%
303,958	Impax Laboratories, Inc.(b)	9,732,735

	Professional Services – 1.0%
221,308	WageWorks, Inc.(b)	11,200,398

	Semiconductors & Semiconductor Equipment – 6.7%
178,070	Cavium, Inc.(b)	10,890,761
442,419	Inphi Corp.(b)	14,750,249
862,211	Intersil Corp.	11,527,761
327,702	MKS Instruments, Inc.	12,337,980
209,293	Monolithic Power Systems, Inc.	13,319,407
246,961	Silicon Laboratories, Inc.(b)	11,103,367

		73,929,525

	Software – 6.6%
181,116	Blackbaud, Inc.	11,390,385
569,982	Callidus Software, Inc.(b)	9,507,300
262,062	FleetMatics Group PLC(b)	10,668,544
310,761	Guidewire Software, Inc.(b)	16,930,259
332,449	RingCentral, Inc., Class A(b)	5,236,072
96,615	Ultimate Software Group, Inc. (The)(b)	18,695,003

		72,427,563

	Specialty Retail – 3.0%
162,134	Asbury Automotive Group, Inc.(b)	9,702,098
243,154	Monro Muffler Brake, Inc.	17,378,216
414,116	Tile Shop Holdings, Inc.(b)	6,174,470

		33,254,784

	Textiles, Apparel & Luxury Goods – 2.5%
143,058	Columbia Sportswear Co.	8,596,355
112,996	Oxford Industries, Inc.	7,596,721
314,216	Steven Madden Ltd.(b)	11,638,561

		27,831,637

	Thrifts & Mortgage Finance – 0.9%
460,487	Essent Group Ltd.(b)	9,578,130

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 0.5%
130,953	Beacon Roofing Supply, Inc.(b)	$5,370,383

	Total Common Stocks (Identified Cost $927,808,598)	1,070,510,908

Principal Amount

Short-Term Investments – 2.6%
$28,249,289	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $28,249,313 on 4/01/2016 collateralized by $28,355,000 U.S. Treasury Note, 1.75% due 3/31/2022 valued at $28,815,769 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $28,249,289)	28,249,289

	Total Investments – 100.1% (Identified Cost $956,057,887)(a)	1,098,760,197
	Other assets less liabilities—(0.1)%	(892,944)

	Net Assets – 100.0%	$1,097,867,253

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $956,057,887 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,487,298
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,784,988)

	Net unrealized appreciation	$142,702,310

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Health Care Equipment & Supplies	7.8%
Semiconductors & Semiconductor Equipment	6.7
Software	6.6
Hotels, Restaurants & Leisure	6.3
IT Services	5.7
Health Care Providers & Services	5.6
Banks	4.6
Biotechnology	4.3
Machinery	4.2
Internet Software & Services	3.6
Diversified Consumer Services	3.3
Specialty Retail	3.0
Electronic Equipment, Instruments & Components	2.7
Capital Markets	2.5
Textiles, Apparel & Luxury Goods	2.5
Construction & Engineering	2.4
Building Products	2.3
Life Sciences Tools & Services	2.0
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	2.6

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 98.1% of Net Assets

	Aerospace & Defense – 1.8%
153,262	Aerojet Rocketdyne Holdings, Inc.(b)	$2,510,432
287,222	BWX Technologies, Inc.	9,639,170
375,876	DigitalGlobe, Inc.(b)	6,502,655

		18,652,257

	Auto Components – 1.3%
401,308	Fox Factory Holding Corp.(b)	6,344,679
195,841	Horizon Global Corp.(b)	2,463,680
93,384	Tenneco, Inc.(b)	4,810,210

		13,618,569

	Banks – 15.6%
442,810	BancorpSouth, Inc.	9,436,281
271,748	Bryn Mawr Bank Corp.	6,992,076
474,290	Cathay General Bancorp	13,436,636
560,734	CVB Financial Corp.	9,784,808
569,745	First Financial Bancorp	10,357,964
265,484	First Financial Bankshares, Inc.	7,853,017
216,203	Home BancShares, Inc.	8,853,513
182,679	IBERIABANK Corp.	9,365,952
176,840	LegacyTexas Financial Group, Inc.	3,474,906
260,649	PacWest Bancorp	9,683,110
186,760	Pinnacle Financial Partners, Inc.	9,162,445
299,752	Popular, Inc.	8,575,905
234,817	Prosperity Bancshares, Inc.	10,893,161
104,933	Signature Bank(b)	14,283,480
633,098	Talmer Bancorp, Inc., Class A	11,452,743
129,831	Texas Capital Bancshares, Inc.(b)	4,982,914
139,009	Triumph Bancorp, Inc.(b)	2,200,512
238,400	Wintrust Financial Corp.	10,570,656

		161,360,079

	Beverages – 1.1%
813,319	Cott Corp.	11,297,001

	Building Products – 2.0%
161,754	Armstrong World Industries, Inc.(b)	7,824,041
117,224	Masonite International Corp.(b)	7,678,172
108,312	Patrick Industries, Inc.(b)	4,916,282

		20,418,495

	Capital Markets – 0.6%
228,175	Stifel Financial Corp.(b)	6,753,980

	Chemicals – 1.4%
126,292	Cabot Corp.	6,103,692

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – continued
143,561	Minerals Technologies, Inc.	$8,161,443

		14,265,135

	Commercial Services & Supplies – 3.7%
53,955	Clean Harbors, Inc.(b)	2,662,140
315,742	KAR Auction Services, Inc.	12,042,400
310,098	Kimball International, Inc.	3,519,612
282,653	Knoll, Inc.	6,119,438
235,590	Viad Corp.	6,869,804
305,955	West Corp.	6,981,893

		38,195,287

	Communications Equipment – 1.2%
255,856	Arris International PLC(b)	5,864,219
400,785	Calix, Inc.(b)	2,841,566
361,458	Digi International, Inc.(b)	3,408,549

		12,114,334

	Construction & Engineering – 1.0%
111,579	Argan, Inc.	3,923,118
275,303	MYR Group, Inc.(b)	6,912,858

		10,835,976

	Construction Materials – 0.7%
233,274	Summit Materials, Inc., Class A(b)	4,537,179
50,571	U.S. Concrete, Inc.(b)	3,013,020

		7,550,199

	Consumer Finance – 0.2%
12,965	Credit Acceptance Corp.(b)	2,353,796

	Distributors – 0.8%
106,431	Core-Mark Holding Co., Inc.	8,680,512

	Diversified Consumer Services – 0.6%
292,089	Houghton Mifflin Harcourt Co.(b)	5,824,255

	Diversified Financial Services – 1.2%
607,191	FNFV Group(b)	6,588,022
46,071	MarketAxess Holdings, Inc.	5,751,043

		12,339,065

	Electric Utilities – 1.1%
211,336	ALLETE, Inc.	11,849,610

	Electrical Equipment – 1.4%
47,827	AZZ, Inc.	2,707,008
371,337	Babcock & Wilcox Enterprises, Inc.(b)	7,946,612

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – continued
64,749	EnerSys	$3,607,814

		14,261,434

	Electronic Equipment, Instruments & Components – 5.1%
149,198	Belden, Inc.	9,157,773
130,307	Littelfuse, Inc.	16,042,095
200,908	Methode Electronics, Inc.	5,874,550
150,219	Rogers Corp.(b)	8,993,612
153,848	VeriFone Systems, Inc.(b)	4,344,667
328,817	Vishay Intertechnology, Inc.	4,014,856
68,665	Zebra Technologies Corp., Class A(b)	4,737,885

		53,165,438

	Energy Equipment & Services – 1.6%
158,279	Bristow Group, Inc.	2,994,639
211,268	Natural Gas Services Group, Inc.(b)	4,569,727
343,132	RPC, Inc.	4,865,612
190,177	U.S. Silica Holdings, Inc.	4,320,821

		16,750,799

	Food & Staples Retailing – 0.8%
290,761	SpartanNash Co.	8,812,966

	Food Products – 2.2%
330,861	Darling Ingredients, Inc.(b)	4,357,439
28,478	J&J Snack Foods Corp.	3,083,598
218,763	Post Holdings, Inc.(b)	15,044,332

		22,485,369

	Health Care Equipment & Supplies – 2.3%
133,448	Cynosure, Inc., Class A(b)	5,887,726
221,646	Halyard Health, Inc.(b)	6,367,890
170,898	SurModics, Inc.(b)	3,146,232
50,910	Teleflex, Inc.	7,993,379

		23,395,227

	Health Care Providers & Services – 1.2%
228,734	PharMerica Corp.(b)	5,057,308
79,781	WellCare Health Plans, Inc.(b)	7,399,688

		12,456,996

	Hotels, Restaurants & Leisure – 5.3%
309,088	Carrols Restaurant Group, Inc.(b)	4,463,231
80,236	Churchill Downs, Inc.	11,865,300
26,119	Cracker Barrel Old Country Store, Inc.	3,987,588
171,951	Del Frisco’s Restaurant Group, Inc.(b)	2,850,948
205,876	Diamond Resorts International, Inc.(b)	5,002,787

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
150,372	J. Alexander’s Holdings, Inc.(b)	$1,587,928
279,016	Krispy Kreme Doughnuts, Inc.(b)	4,349,859
137,191	Marriott Vacations Worldwide Corp.	9,260,392
206,806	Six Flags Entertainment Corp.	11,475,665

		54,843,698

	Household Durables – 1.4%
69,113	Helen of Troy Ltd.(b)	7,166,327
85,077	Jarden Corp.(b)	5,015,289
98,381	Libbey, Inc.	1,829,887

		14,011,503

	Household Products – 0.4%
267,854	HRG Group, Inc.(b)	3,731,206

	Industrial Conglomerates – 0.5%
335,352	Raven Industries, Inc.	5,372,339

	Insurance – 3.2%
131,575	Atlas Financial Holdings, Inc.(b)	2,386,770
390,842	Employers Holdings, Inc.	10,998,294
181,171	ProAssurance Corp.	9,167,253
111,529	Reinsurance Group of America, Inc., Class A	10,734,666

		33,286,983

	Internet & Catalog Retail – 1.4%
457,502	1-800-Flowers.com, Inc., Class A(b)	3,605,116
123,622	HSN, Inc.	6,466,667
111,426	Liberty Ventures, Series A(b)	4,358,985

		14,430,768

	IT Services – 5.6%
321,390	Booz Allen Hamilton Holding Corp.	9,731,689
185,898	Convergys Corp.	5,162,388
137,365	CSG Systems International, Inc.	6,203,403
95,086	DST Systems, Inc.	10,722,848
144,019	Euronet Worldwide, Inc.(b)	10,673,248
340,631	Perficient, Inc.(b)	7,398,505
99,318	WEX, Inc.(b)	8,279,149

		58,171,230

	Life Sciences Tools & Services – 0.9%
36,277	Albany Molecular Research, Inc.(b)	554,675
324,561	VWR Corp.(b)	8,782,621

		9,337,296

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – 4.0%
76,178	Alamo Group, Inc.	$4,243,876
179,753	Albany International Corp., Class A	6,756,915
103,218	Altra Industrial Motion Corp.	2,867,396
229,958	John Bean Technologies Corp.	12,971,931
143,818	RBC Bearings, Inc.(b)	10,536,107
233,633	TriMas Corp.(b)	4,093,250

		41,469,475

	Marine – 0.4%
60,590	Kirby Corp.(b)	3,652,971

	Media – 3.2%
74,384	Carmike Cinemas, Inc.(b)	2,234,495
439,086	E.W. Scripps Co. (The), Class A	6,845,351
140,806	John Wiley & Sons, Inc., Class A	6,884,005
549,516	National CineMedia, Inc.	8,358,139
559,058	New Media Investment Group, Inc.	9,302,725

		33,624,715

	Metals & Mining – 1.0%
409,683	Ferroglobe PLC	3,609,307
172,244	Haynes International, Inc.	6,286,906

		9,896,213

	Multi-Utilities – 1.1%
190,397	NorthWestern Corp.	11,757,015

	Multiline Retail – 0.4%
288,924	Fred’s, Inc., Class A	4,307,857

	Oil, Gas & Consumable Fuels – 1.3%
245,516	Delek U.S. Holdings, Inc.	3,741,664
295,474	QEP Resources, Inc.	4,169,138
663,189	Synergy Resources Corp.(b)	5,152,979

		13,063,781

	Pharmaceuticals – 0.8%
304,594	Catalent, Inc.(b)	8,123,522

	Professional Services – 1.2%
145,553	FTI Consulting, Inc.(b)	5,168,587
98,135	Insperity, Inc.	5,076,524
183,727	RPX Corp.(b)	2,068,766

		12,313,877

	REITs – Apartments – 2.1%
209,828	American Campus Communities, Inc.	9,880,800

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Apartments – continued
120,670	Mid-America Apartment Communities, Inc.	$12,333,681

		22,214,481

	REITs – Health Care – 0.7%
127,521	Omega Healthcare Investors, Inc.	4,501,491
112,953	Sabra Healthcare REIT, Inc.	2,269,226

		6,770,717

	REITs – Hotels – 0.6%
298,295	Hersha Hospitality Trust	6,365,615

	REITs – Shopping Centers – 1.4%
724,312	Retail Opportunity Investments Corp.	14,573,157

	REITs – Single Tenant – 0.7%
167,884	National Retail Properties, Inc.	7,756,241

	REITs – Storage – 2.2%
369,795	CubeSmart	12,314,173
93,267	Sovran Self Storage, Inc.	11,000,843

		23,315,016

	Road & Rail – 1.7%
110,195	Avis Budget Group, Inc.(b)	3,014,935
99,284	Genesee & Wyoming, Inc., Class A(b)	6,225,107
114,466	Old Dominion Freight Line, Inc.(b)	7,969,123

		17,209,165

	Semiconductors & Semiconductor Equipment – 2.4%
228,378	Advanced Energy Industries, Inc.(b)	7,945,270
246,237	Diodes, Inc.(b)	4,949,364
173,703	Semtech Corp.(b)	3,819,729
386,510	Teradyne, Inc.	8,344,751

		25,059,114

	Software – 1.2%
230,647	Synchronoss Technologies, Inc.(b)	7,459,124
153,981	Verint Systems, Inc.(b)	5,139,886

		12,599,010

	Specialty Retail – 2.5%
406,364	Barnes & Noble, Inc.	5,022,659
152,955	Genesco, Inc.(b)	11,050,998
178,606	MarineMax, Inc.(b)	3,477,459
202,581	Sally Beauty Holdings, Inc.(b)	6,559,573

		26,110,689

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 0.5%
138,484	Federal Agricultural Mortgage Corp., Class C	$5,225,001

	Trading Companies & Distributors – 0.5%
276,178	H&E Equipment Services, Inc.	4,841,400

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Corp.	5,909,835

	Total Common Stocks (Identified Cost $745,281,408)	1,016,780,669

Closed-End Investment Companies – 0.6%
486,012	Hercules Capital, Inc. (Identified Cost $6,305,501)	5,837,004

Principal Amount

Short-Term Investments – 0.8%
$8,729,146	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $8,729,153 on 4/01/2016 collateralized by $8,765,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $8,907,431 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,729,146)	8,729,146

	Total Investments – 99.5% (Identified Cost $760,316,055)(a)	1,031,346,819
	Other assets less liabilities—0.5%	4,947,853

	Net Assets – 100.0%	$1,036,294,672

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $760,316,055 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$313,277,205
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,246,441)

	Net unrealized appreciation	$271,030,764

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Banks	15.6%
IT Services	5.6
Hotels, Restaurants & Leisure	5.3
Electronic Equipment, Instruments & Components	5.1
Machinery	4.0
Commercial Services & Supplies	3.7
Media	3.2
Insurance	3.2
Specialty Retail	2.5
Semiconductors & Semiconductor Equipment	2.4
Health Care Equipment & Supplies	2.3
REITs—Storage	2.2
Food Products	2.2
REITs—Apartments	2.1
Building Products	2.0
Other Investments, less than 2% each	37.3
Short-Term Investments	0.8

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.3% of Net Assets

	Aerospace & Defense – 3.4%
1,440	Astronics Corp.(b)	$54,936
3,243	Hexcel Corp.	141,751
773	TransDigm Group, Inc.(b)	170,323

		367,010

	Airlines – 0.8%
521	Allegiant Travel Co.	92,769

	Auto Components – 1.5%
2,551	Drew Industries, Inc.	164,437

	Banks – 4.5%
2,555	Columbia Banking System, Inc.	76,446
2,202	First Republic Bank	146,741
957	Signature Bank(b)	130,267
4,042	Western Alliance Bancorp(b)	134,922

		488,376

	Biotechnology – 0.9%
8,832	Ironwood Pharmaceuticals, Inc.(b)	96,622

	Capital Markets – 2.3%
666	Affiliated Managers Group, Inc.(b)	108,158
3,280	SEI Investments Co.	141,204

		249,362

	Commercial Services & Supplies – 3.4%
5,847	Healthcare Services Group, Inc.	215,228
5,711	Ritchie Bros. Auctioneers, Inc.	154,654

		369,882

	Diversified Consumer Services – 4.0%
2,416	Bright Horizons Family Solutions, Inc.(b)	156,508
2,523	Grand Canyon Education, Inc.(b)	107,833
8,502	Nord Anglia Education, Inc.(b)	177,607

		441,948

	Diversified Financial Services – 4.0%
2,210	CBOE Holdings, Inc.	144,379
1,626	MarketAxess Holdings, Inc.	202,974
1,144	MSCI, Inc.	84,747

		432,100

	Diversified Telecommunication Services – 1.6%
4,518	Cogent Communications Holdings, Inc.	176,338

	Electrical Equipment – 3.5%
760	Acuity Brands, Inc.	165,787

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – continued
3,288	Generac Holdings, Inc.(b)	$122,445
2,404	Sensata Technologies Holding NV(b)	93,371

		381,603

	Electronic Equipment, Instruments & Components – 3.8%
2,000	FEI Co.	178,020
5,284	National Instruments Corp.	159,101
3,237	Trimble Navigation Ltd.(b)	80,278

		417,399

	Energy Equipment & Services – 1.6%
1,744	Dril-Quip, Inc.(b)	105,616
2,170	Oceaneering International, Inc.	72,131

		177,747

	Food & Staples Retailing – 1.5%
1,469	Casey’s General Stores, Inc.	166,467

	Health Care Equipment & Supplies – 6.9%
2,409	Align Technology, Inc.(b)	175,110
2,967	Cantel Medical Corp.	211,725
1,670	DexCom, Inc.(b)	113,410
1,180	STERIS PLC	83,839
2,361	West Pharmaceutical Services, Inc.	163,665

		747,749

	Health Care Providers & Services – 6.2%
1,434	Adeptus Health, Inc., Class A(b)	79,644
1,960	MEDNAX, Inc.(b)	126,655
2,462	Surgical Care Affiliates, Inc.(b)	113,941
2,905	VCA, Inc.(b)	167,590
1,974	WellCare Health Plans, Inc.(b)	183,089

		670,919

	Health Care Technology – 2.1%
873	athenahealth, Inc.(b)	121,155
5,048	HealthStream, Inc.(b)	111,510

		232,665

	Hotels, Restaurants & Leisure – 8.4%
1,835	BJ’s Restaurants, Inc.(b)	76,281
3,471	Dave & Buster’s Entertainment, Inc.(b)	134,605
3,420	Dunkin’ Brands Group, Inc.	161,322
797	Panera Bread Co., Class A(b)	163,250
4,933	Texas Roadhouse, Inc.	214,980
1,226	Vail Resorts, Inc.	163,916

		914,354

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – 3.5%
849	CoStar Group, Inc.(b)	$159,756
1,340	j2 Global, Inc.	82,517
1,312	Stamps.com, Inc.(b)	139,440

		381,713

	IT Services – 6.1%
4,113	Booz Allen Hamilton Holding Corp.	124,542
1,388	Broadridge Financial Solutions, Inc.	82,322
2,837	ExlService Holdings, Inc.(b)	146,957
2,057	Gartner, Inc.(b)	183,793
8,484	Square, Inc.(b)	129,635

		667,249

	Leisure Products – 2.3%
2,939	Brunswick Corp.	141,013
2,069	Vista Outdoor, Inc.(b)	107,402

		248,415

	Life Sciences Tools & Services – 1.6%
2,289	ICON PLC(b)	171,904

	Machinery – 3.4%
1,298	Middleby Corp. (The)(b)	138,587
3,665	Sun Hydraulics Corp.	121,641
1,246	Toro Co. (The)	107,306

		367,534

	Media – 2.1%
1,715	AMC Networks, Inc., Class A(b)	111,372
3,924	IMAX Corp.(b)	121,997

		233,369

	Oil, Gas & Consumable Fuels – 2.3%
1,485	Diamondback Energy, Inc.(b)	114,613
5,997	Parsley Energy, Inc., Class A(b)	135,532

		250,145

	Pharmaceuticals – 1.1%
892	Jazz Pharmaceuticals PLC(b)	116,451

	Semiconductors & Semiconductor Equipment – 3.7%
3,606	Advanced Energy Industries, Inc.(b)	125,453
3,465	M/A-COM Technology Solutions Holdings, Inc.(b)	151,732
2,733	Silicon Laboratories, Inc.(b)	122,876

		400,061

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 6.5%
2,854	Blackbaud, Inc.	$179,488
4,224	Callidus Software, Inc.(b)	70,456
3,204	Guidewire Software, Inc.(b)	174,554
2,689	Paylocity Holding Corp.(b)	88,038
989	Ultimate Software Group, Inc. (The)(b)	191,372

		703,908

	Specialty Retail – 0.9%
2,721	Penske Automotive Group, Inc.	103,126

	Textiles, Apparel & Luxury Goods – 2.4%
1,457	Carter’s, Inc.	153,539
1,871	Columbia Sportswear Co.	112,428

		265,967

	Total Common Stocks (Identified Cost $10,329,712)	10,497,589

Principal Amount

Short-Term Investments – 3.0%
$330,955	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $330,955 on 4/01/2016 collateralized by $335,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $340,444 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $330,955)	330,955

	Total Investments – 99.3% (Identified Cost $10,660,667)(a)	10,828,544
	Other assets less liabilities—0.7%	73,773

	Net Assets – 100.0%	$10,902,317

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2016, the net unrealized appreciation on investments based on a cost of $10,660,667 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$695,092
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(527,215)

	Net unrealized appreciation	$167,877

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2016 (Unaudited)

Hotels, Restaurants & Leisure	8.4%
Health Care Equipment & Supplies	6.9
Software	6.5
Health Care Providers & Services	6.2
IT Services	6.1
Banks	4.5
Diversified Consumer Services	4.0
Diversified Financial Services	4.0
Electronic Equipment, Instruments & Components	3.8
Semiconductors & Semiconductor Equipment	3.7
Internet Software & Services	3.5
Electrical Equipment	3.5
Commercial Services & Supplies	3.4
Machinery	3.4
Aerospace & Defense	3.4
Textiles, Apparel & Luxury Goods	2.4
Oil, Gas & Consumable Fuels	2.3
Capital Markets	2.3
Leisure Products	2.3
Media	2.1
Health Care Technology	2.1
Other Investments, less than 2% each	11.5
Short-Term Investments	3.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$956,057,887	$760,316,055	$10,660,667
Net unrealized appreciation	142,702,310	271,030,764	167,877

Investments at value	1,098,760,197	1,031,346,819	10,828,544
Receivable for Fund shares sold	1,110,004	524,388	53,062
Receivable from investment adviser (Note 5)	—	—	941
Receivable for securities sold	6,669,454	6,118,124	61,528
Dividends and interest receivable	289,770	788,932	3,384

TOTAL ASSETS	1,106,829,425	1,038,778,263	10,947,459

LIABILITIES
Payable for securities purchased	7,627,583	546,012	12,029
Payable for Fund shares redeemed	437,527	1,047,811	1,645
Management fees payable (Note 5)	675,539	616,692	—
Deferred Trustees’ fees (Note 5)	115,600	171,307	5,891
Administrative fees payable (Note 5)	39,744	37,857	375
Payable to distributor (Note 5d)	13,447	12,182	2
Other accounts payable and accrued expenses	52,732	51,730	25,200

TOTAL LIABILITIES	8,962,172	2,483,591	45,142

NET ASSETS	$1,097,867,253	$1,036,294,672	$10,902,317

NET ASSETS CONSIST OF:
Paid-in capital	$995,649,962	$739,833,424	$11,799,689
Accumulated net investment (loss)/Undistributed net	(7,205,789)	1,461,656	(14,707)
investment income
Accumulated net realized gain (loss) on investments	(33,279,230)	23,968,828	(1,050,542)
Net unrealized appreciation on investments	142,702,310	271,030,764	167,877

NET ASSETS	$1,097,867,253	$1,036,294,672	$10,902,317

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$773,914,119	$670,548,301	$10,902,317

Shares of beneficial interest	38,134,482	21,744,464	1,202,665

Net asset value, offering and redemption price per share	$20.29	$30.84	$9.07

Retail Class:
Net assets	$137,780,917	$270,991,641	$—

Shares of beneficial interest	7,250,235	8,895,311	—

Net asset value, offering and redemption price per share	$19.00	$30.46	$—

Admin Class shares:
Net assets	$—	$44,924,889	$—

Shares of beneficial interest	—	1,519,258	—

Net asset value, offering and redemption price per share	$—	$29.57	$—

Class N shares:
Net assets	$186,172,217	$49,829,841	$—

Shares of beneficial interest	9,145,958	1,615,103	—

Net asset value, offering and redemption price per share	$20.36	$30.85	$—

See accompanying notes to financial statements.

|  26

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,406,871	$8,335,175	$29,085
Interest	4,104	1,527	53
Less net foreign taxes withheld	—	(23,633)	(156)

	3,410,975	8,313,069	28,982

Expenses
Management fees (Note 5)	4,159,394	3,852,115	36,854
Service and distribution fees (Note 5)	185,190	459,547	—
Administrative fees (Note 5)	243,326	225,340	2,157
Trustees’ fees and expenses (Note 5)	17,075	17,131	6,936
Transfer agent fees and expenses (Notes 5 and 6)	609,113	526,882	535
Audit and tax services fees	19,855	20,297	18,695
Custodian fees and expenses	20,597	16,615	4,270
Legal fees	7,231	7,233	63
Registration fees	50,522	43,974	8,931
Shareholder reporting expenses	26,042	33,121	481
Miscellaneous expenses	15,599	16,634	6,439

Total expenses	5,353,944	5,218,889	85,361
Less waiver and/or expense reimbursement (Note 5)	—	(151,367)	(43,594)

Net expenses	5,353,944	5,067,522	41,767

Net investment income (loss)	(1,942,969)	3,245,547	(12,785)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(32,945,494)	30,098,653	(881,289)
Net change in unrealized appreciation (depreciation) on:
Investments	18,502,188	32,678,738	942,324

Net realized and unrealized gain (loss) on investments	(14,443,306)	62,777,391	61,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,386,275)	$66,022,938	$48,250

See accompanying notes to financial statements.

27  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income (loss)	$(1,942,969)	$(6,768,383)	$3,245,547	$7,744,624
Net realized gain (loss) on investments	(32,945,494)	96,389,671	30,098,653	106,149,654
Net change in unrealized appreciation (depreciation) on investments	18,502,188	(39,045,091)	32,678,738	(93,246,609)

Net increase (decrease) in net assets resulting from operations	(16,386,275)	50,576,197	66,022,938	20,647,669

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(4,437,216)	(4,236,276)
Retail Class	—	—	(1,004,613)	(1,054,845)
Admin Class	—	—	(29,797)	(1,677)
Class N	—	—	(305,470)	(44,634)
Net realized capital gains
Institutional Class	(60,491,317)	(121,284,863)	(64,722,293)	(93,076,570)
Retail Class	(11,886,045)	(25,100,168)	(27,186,960)	(45,284,938)
Admin Class	—	—	(4,490,438)	(7,970,136)
Class N	(13,284,984)	(2,724,416)	(3,940,507)	(870,050)

Total distributions	(85,662,346)	(149,109,447)	(106,117,294)	(152,539,126)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	73,537,091	182,307,468	19,604,230	34,718,995

Net increase (decrease) in net assets	(28,511,530)	83,774,218	(20,490,126)	(97,172,462)
NET ASSETS
Beginning of the period	1,126,378,783	1,042,604,565	1,056,784,798	1,153,957,260

End of the period	$1,097,867,253	$1,126,378,783	$1,036,294,672	$1,056,784,798

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(7,205,789)	$(5,262,820)	$1,461,656	$3,993,205

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015(a)
FROM OPERATIONS:
Net investment loss	$(12,785)	$(13,202)
Net realized loss on investments	(881,289)	(169,253)
Net change in unrealized appreciation (depreciation) on investments	942,324	(774,447)

Net increase (decrease) in net assets resulting from operations	48,250	(956,902)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,611,897	10,199,072

Net increase in net assets	1,660,147	9,242,170

NET ASSETS
Beginning of the period	9,242,170	—

End of the period	$10,902,317	$9,242,170

ACCUMULATED NET INVESTMENT (LOSS)	$(14,707)	$(1,922)

(a)	From commencement of operations on June 30, 2015 through September 30, 2015.

See accompanying notes to financial statements.

29  |

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$22.22		$24.27	$26.35		$19.17		$15.06	$14.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.14)	(0.16	)(b)	(0.15	)(c)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(0.20)		1.63	(0.09)		7.33		4.25	1.16	(d)

Total from Investment Operations	(0.24)		1.49	(0.25)		7.18		4.11	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		—	—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—		—	—

Total Distributions	(1.69)		(3.54)	(1.83)		—		—	—

Net asset value, end of the period	$20.29		$22.22	$24.27		$26.35		$19.17	$15.06

Total return	(1.52	)%(e)	5.78%	(1.31	)%(b)	37.45	%(c)	27.29%	7.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$773,914		$800,883	$852,131		$914,000		$599,469	$154,313
Net expenses	0.95	%(f)	0.94%	0.94%		0.94%		0.95%	0.98	%(g)
Gross expenses	0.95	%(f)	0.94%	0.94%		0.94%		0.95%	0.98	%(g)
Net investment loss	(0.34	)%(f)	(0.57)%	(0.63	)%(b)	(0.70	)%(c)	(0.79)%	(0.78)%
Portfolio turnover rate	29%		78%	63%		56%		77%	76%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.03%.

See accompanying notes to financial statements.

|  30

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$20.93		$23.10	$25.23		$18.41		$14.52		$13.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.19)	(0.22	)(b)	(0.20	)(c)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	(0.18)		1.56	(0.08)		7.02		4.08		1.15	(d)

Total from Investment Operations	(0.24)		1.37	(0.30)		6.82		3.89		0.97

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		—		—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—		—		—

Total Distributions	(1.69)		(3.54)	(1.83)		—		—		—

Net asset value, end of the period	$19.00		$20.93	$23.10		$25.23		$18.41		$14.52

Total return	(1.67	)%(e)	5.58%	(1.58	)%(b)	37.05	%(c)	26.79	%(f)	7.16	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$137,781		$162,906	$175,393		$211,724		$229,822		$113,110
Net expenses	1.20	%(g)	1.19%	1.21%		1.25	%(h)	1.25	%(i)	1.25	%(i)
Gross expenses	1.20	%(g)	1.19%	1.21%		1.25	%(h)	1.28%		1.27%
Net investment loss	(0.59	)%(g)	(0.82)%	(0.90	)%(b)	(0.99	)%(c)	(1.09)%		(1.07)%
Portfolio turnover rate	29%		78%	63%		56%		77%		76%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$22.27		$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	(0.20)		1.64	(0.10)		6.25

Total from Investment Operations	(0.22)		1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—
Net realized capital gains	(1.69)		(3.54)	(1.83)		—

Total Distributions	(1.69)		(3.54)	(1.83)		—

Net asset value, end of the period	$20.36		$22.27	$24.29		$26.36

Total return	(1.42	)%(c)	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$186,172		$162,591	$15,080		$7,580
Net expenses	0.82	%(d)	0.83%	0.83%		0.83	%(d)
Gross expenses	0.82	%(d)	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.20	)%(d)	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	29%		78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
Net asset value, beginning of the period	$32.19		$36.40		$37.42		$29.14		$22.36		$22.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.27		0.20		0.20		0.21		0.09	(b)
Net realized and unrealized gain (loss)	1.94		0.49		2.18		8.41		6.62		(0.50)

Total from Investment Operations	2.05		0.76		2.38		8.61		6.83		(0.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.22)		(0.10)		(0.30)		(0.05)		(0.16)
Net realized capital gains	(3.18)		(4.75)		(3.30)		(0.03)		—		—

Total Distributions	(3.40)		(4.97)		(3.40)		(0.33)		(0.05)		(0.16)

Net asset value, end of the period	$30.84		$32.19		$36.40		$37.42		$29.14		$22.36

Total return	6.59	%(c)(d)	1.20	%(c)	6.17	%(c)	29.82	%(c)	30.59%		(1.88	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$670,548		$666,107		$730,901		$733,512		$572,776		$431,761
Net expenses	0.90	%(e)(f)	0.90	%(f)	0.90	%(f)	0.90	%(f)	0.90	%(g)	0.90	%(f)
Gross expenses	0.93	%(e)	0.92%		0.91%		0.91%		0.90	%(g)	0.93%
Net investment income	0.72	%(e)	0.75%		0.53%		0.61%		0.76%		0.33	%(b)
Portfolio turnover rate	9%		22%		23%		22%		19%		42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been (1.93)% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$31.78		$35.98	$37.03	$28.84	$22.14	$22.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.18	0.10	0.12	0.13	0.02	(b)
Net realized and unrealized gain (loss)	1.91		0.48	2.16	8.32	6.57	(0.48)

Total from Investment Operations	1.98		0.66	2.26	8.44	6.70	(0.46)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.11)	(0.01)	(0.22)	—	(0.11)
Net realized capital gains	(3.18)		(4.75)	(3.30)	(0.03)	—	—

Total Distributions	(3.30)		(4.86)	(3.31)	(0.25)	—	(0.11)

Net asset value, end of the period	$30.46		$31.78	$35.98	$37.03	$28.84	$22.14

Total return(c)	6.44	%(d)	0.94%	5.90%	29.48%	30.26%	(2.12	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$270,992		$306,360	$358,698	$403,475	$343,480	$347,759
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(f)	1.17%	1.20%	1.22%	1.22%	1.22%
Net investment income	0.46	%(f)	0.50%	0.28%	0.37%	0.49%	0.08	%(b)
Portfolio turnover rate	9%		22%	23%	22%	19%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (2.16)% and the ratio of net investment income to average net assets would have been 0.03%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$30.88		$35.06		$36.24	$28.22	$21.72	$22.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.09		0.01	0.04	0.06	(0.04	)(b)
Net realized and unrealized gain (loss)	1.86		0.48		2.11	8.15	6.44	(0.49)

Total from Investment Operations	1.89		0.57		2.12	8.19	6.50	(0.53)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.00	)(c)	—	(0.14)	—	(0.05)
Net realized capital gains	(3.18)		(4.75)		(3.30)	(0.03)	—	—

Total Distributions	(3.20)		(4.75)		(3.30)	(0.17)	—	(0.05)

Net asset value, end of the period	$29.57		$30.88		$35.06	$36.24	$28.22	$21.72

Total return(d)	6.34	%(e)	0.71%		5.63%	29.17%	29.93%	(2.40	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$44,925		$45,762		$61,791	$74,892	$67,853	$65,500
Net expenses(f)	1.39	%(g)(h)	1.38	%(i)	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.42	%(g)(h)	1.40	%(i)	1.51%	1.52%	1.52%	1.52%
Net investment income (loss)	0.23	%(h)	0.28%		0.02%	0.11%	0.24%	(0.17	)%(b)
Portfolio turnover rate	9%		22%		23%	22%	19%	42%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been (2.44)% and the ratio of net investment loss to average net assets would have been (0.22)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes refund of prior year service fee of 0.01%. See Note 5b of Notes to Financial Statements.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$32.22		$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.27		0.23		0.06
Net realized and unrealized gain (loss)	1.93		0.50		2.18		5.30

Total from Investment Operations	2.06		0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.24)		(0.11)		—
Net realized capital gains	(3.18)		(4.75)		(3.30)		—

Total Distributions	(3.43)		(4.99)		(3.41)		—

Net asset value, end of the period	$30.85		$32.22		$36.44		$37.44

Total return	6.61	%(b)	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$49,830		$38,555		$2,568		$1
Net expenses	0.83	%(d)	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.83	%(d)	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.82	%(d)	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	9%		22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015*
Net asset value, beginning of the period	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.03	(0.94)

Total from Investment Operations	0.02	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—
Net realized capital gains	—	—

Total Distributions	—	—

Net asset value, end of the period	$9.07	$9.05

Total return(b)	0.22%	(9.50)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,902	$9,242
Net expenses(c)(d)	0.85%	0.85%
Gross expenses(d)	1.74%	2.65%
Net investment loss(d)	(0.26)%	(0.53)%
Portfolio turnover rate	29%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund and Small Cap Value Fund continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and for Institutional Class, Retail Class and Admin Class (for Small Cap Value Fund), collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

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2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a

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declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.   Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.   Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal

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period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, deferred Trustees’ fees, net operating losses and non-deductible expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$149,109,447	$149,109,447
Small Cap Value Fund	10,451,269	142,087,857	152,539,126
Small/Mid Cap Growth Fund	—	—	—

As of September 30, 2015, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(168,511)

Late-year ordinary and post-October capital loss deferrals*	$(5,146,367)	$—	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain

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repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2016, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

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•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,070,510,908	$—	$—	$1,070,510,908
Short-Term Investments	—	28,249,289	—	28,249,289

Total	$1,070,510,908	$28,249,289	$—	$1,098,760,197

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,016,780,669	$—	$—	$1,016,780,669
Closed-End Investment Companies	5,837,004	—	—	5,837,004
Short-Term Investments	—	8,729,146	—	8,729,146

Total	$1,022,617,673	$8,729,146	$—	$1,031,346,819

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

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Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,497,589	$—	$—	$10,497,589
Short-Term Investments	—	330,955	—	330,955

Total	$10,497,589	$330,955	$—	$10,828,544

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$314,816,422	$314,640,249
Small Cap Value Fund	95,874,382	175,458,499
Small/Mid Cap Growth Fund	4,346,967	2,748,039

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

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For the six months ended March 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,159,394	$—	$4,159,394	0.75%	0.75%
Small Cap Value Fund	3,852,115	—	3,852,115	0.75%	0.75%
Small/Mid Cap Growth Fund	36,854	36,854	—	0.75%	—

For the six months ended March 31, 2016, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$102,411	$42,106	$6,850	$—	$151,367

In addition, the investment adviser reimbursed expenses of Small/Mid Cap Growth Fund in the amount of $6,740 for the six months ended March 31, 20161.

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2017.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

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Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$185,190	$—
Small Cap Value Fund	53,213	350,732	55,602

For the six months ended March 31, 2016, NGAM Distribution refunded Small Cap Value Fund $2,389 of prior year Admin Class service fees paid to NGAM Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by this amount.

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors,

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each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$243,326
Small Cap Value Fund	225,340
Small/Mid Cap Growth Fund	2,157

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$597,235
Small Cap Value Fund	506,376
Small/Mid Cap Growth Fund	38

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As of March 31, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$13,447
Small Cap Value Fund	12,182
Small/Mid Cap Growth Fund	2

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical

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March 31, 2016 (Unaudited)

investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.   Affiliated Ownership. As of March 31, 2016, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”), and Natixis US held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Natixis US	Total Affiliated Ownership
Small Cap Growth Fund	0.92%	1.32%	—	2.24%
Small Cap Value Fund	1.67%	2.51%	—	4.18%
Small/Mid Cap Growth Fund	—	7.27%	83.19%	90.46%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2016, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$512,513	$96,365	$—	$235
Small Cap Value Fund	353,164	149,729	23,802	187
Small/Mid Cap Growth Fund	535	—	—	—

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  50

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, none of the Funds had borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$35,939
Small Cap Value Fund	23,336
Small/Mid Cap Growth Fund	310

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	2	32.47%	—	32.47%
Small Cap Value Fund	3	24.43%	—	24.43%
Small/Mid Cap Growth Fund	—	—	90.46%	90.46%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts, or investment models

51  |

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

where a shareholder account may be invested for a non-discretionary customer, are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,770,485	$78,589,791	7,265,268	$175,813,770
Issued in connection with the reinvestment of distributions	2,716,857	58,412,420	5,134,319	117,062,465
Redeemed	(4,395,797)	(90,927,768)	(11,470,816)	(274,541,353)

Net change	2,091,545	$46,074,443	928,771	$18,334,882

Retail Class
Issued from the sale of shares	605,428	$11,807,513	1,423,680	$32,677,891
Issued in connection with the reinvestment of distributions	588,964	11,867,620	1,163,810	25,045,197
Redeemed	(1,725,815)	(35,281,633)	(2,397,388)	(53,969,398)

Net change	(531,423)	$(11,606,500)	190,102	$3,753,690

Class N
Issued from the sale of shares	2,385,136	$50,866,357	6,907,906	$165,784,056
Issued in connection with the reinvestment of distributions	616,186	13,284,984	119,335	2,724,416
Redeemed	(1,156,980)	(25,082,193)	(346,462)	(8,289,576)

Net change	1,844,342	$39,069,148	6,680,779	$160,218,896

Increase (decrease) from capital share transactions	3,404,464	$73,537,091	7,799,652	$182,307,468

	Small Cap Value Fund
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,602,144	$49,325,792	3,379,231	$118,476,722
Issued in connection with the reinvestment of distributions	2,210,358	66,708,596	2,730,775	93,993,275
Redeemed	(2,762,839)	(84,063,085)	(5,495,573)	(195,820,490)

Net change	1,049,663	$31,971,303	614,433	$16,649,507

|  52

Notes to Financial Statements – continued

March 31, 2016 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2016		Year Ended September 30, 2015
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	341,355	$10,373,323	931,124	$32,655,794
Issued in connection with the reinvestment of distributions	943,438	28,142,755	1,357,910	46,236,825
Redeemed	(2,029,739)	(64,085,620)	(2,618,373)	(91,431,051)

Net change	(744,946)	$(25,569,542)	(329,339)	$(12,538,432)

Admin Class
Issued from the sale of shares	193,841	$5,530,834	314,600	$10,633,628
Issued in connection with the reinvestment of distributions	111,998	3,244,570	179,802	5,960,432
Redeemed	(268,448)	(7,832,973)	(774,906)	(26,217,314)

Net change	37,391	$942,431	(280,504)	$(9,623,254)

Class N
Issued from the sale of shares	421,229	$12,354,781	1,179,383	$42,095,614
Issued in connection with the reinvestment of distributions	140,642	4,245,978	26,566	914,684
Redeemed	(143,518)	(4,340,721)	(79,684)	(2,779,124)

Net change	418,353	$12,260,038	1,126,265	$40,231,174

Increase (decrease) from capital share transactions	760,461	$19,604,230	1,130,855	$34,718,995

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2016		Period Ended September 30, 2015(a)
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	182,042	$1,613,542	1,020,804	$10,199,072
Redeemed	(181)	(1,645)	—	—

Increase (decrease) from capital share transactions	181,861	$1,611,897	1,020,804	$10,199,072

(a) From commencement of operations on June 30, 2015 through September 30, 2015.

53  |

SEMIANNUAL REPORT

March 31, 2016

Loomis Sayles Strategic Income Fund

Portfolio Review  page 1

Portfolio of Investments  page 6

Financial Statements  page  26

Notes to Financial Statements  page 35

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFZX
Daniel J. Fuss, CFA®, CIC	Class C	NECZX
Elaine M. Stokes	Class N	NEZNX
Loomis, Sayles & Company, L.P.	Class Y	NEZYX
	Admin Class	NEZAX

Objective

The Fund seeks high current income with a secondary objective of capital growth.

1  |

Average Annual Total Returns — March 31, 20165

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 5/1/95)
NAV	1.56%	-5.57%	4.47%	6.20%	—%
With 4.25% Maximum Sales Charge	-2.74	-9.57	3.57	5.74	—

Class C (Inception 5/1/95)
NAV	1.23	-6.26	3.71	5.41	—
With CDSC[2]	0.29	-7.12	3.71	5.41	—

Class N (Inception 2/1/13)
NAV	1.74	-5.26	—	—	2.60

Class Y (Inception 12/1/99)
NAV	1.70	-5.33	4.74	6.47	—

Admin Class (Inception 2/1/10)[1]
NAV	1.45	-5.81	4.23	5.92	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	2.44	1.96	3.78	4.90	2.59
Barclays U.S. Universal Bond Index[4]	2.51	1.75	3.95	5.03	2.60

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Barclays U.S. Universal Bond Index is an unmanaged index that covers U.S. dollar-denominated taxable bonds, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2015 through March 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 =8.60) and multiply the result by the number in Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2015	ENDING ACCOUNT VALUE 3/31/2016	EXPENSES PAID DURING PERIOD* 10/1/2015 – 3/31/2016
Class A
Actual	$1,000.00	$1,015.60	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85
Class C
Actual	$1,000.00	$1,012.30	$8.60
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.62
Class N
Actual	$1,000.00	$1,017.40	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$3.18
Class Y
Actual	$1,000.00	$1,017.00	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	$3.59
Admin Class
Actual	$1,000.00	$1,014.50	$5.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01

*	Expenses are equal to the Fund's annualized expense ratio: 0.96%, 1.71%, 0.63%, 0.71% and 1.19% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.4% of Net Assets
Non-Convertible Bonds — 71.6%
	ABS Other — 0.4%
$20,158,333	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$17,735,301
7,433,869	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	6,088,339
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	8,673,000
12,002,194	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	11,461,813

		43,958,453

	Aerospace & Defense — 0.9%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	343,715
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	8,260,000
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	16,164,770
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	21,420,600
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	21,585,200
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	3,823,200
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,321,799
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,365,287

		113,284,571

	Airlines — 3.0%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	10,998,248
154,490,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	157,193,575
12,781,538	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	13,051,356
10,288,467	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,350,506
2,675,671	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,715,966
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,092,019
136,151	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	138,193
440,970	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	456,404
92,740	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	93,204
969,380	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,015,717
13,018,829	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	13,298,734
2,971,540	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,105,260
702,047	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	748,558

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$294,429	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	$305,853
8,751,460	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	9,121,996
38,605,988	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	43,238,707
6,076,796	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	6,714,859
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	48,460,500
4,370,090	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	4,413,791
6,802,946	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	6,802,946

		354,316,392

	Automotive — 0.3%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,419,580
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,679,407
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,325,390
25,345,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	23,570,850

		31,995,227

	Banking — 5.6%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,840,000
7,045,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	7,104,192
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	268,951
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	1,468,125
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	7,896,285
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	50,971,776
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	26,269,886
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	15,830,647
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,534,070
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,274,302
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,280,199
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,021,846
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	32,181,206
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	17,007,881
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	943,280
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,247,587
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,871,458
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	149,584,491
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	53,991,844
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	80,523,060
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,414,080
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	48,195,188
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,906,830
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	42,142,406

		670,769,590

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brokerage — 0.9%
$5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$4,237,500
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	19,384,400
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,182,213
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,318,375
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,036,260
4,689,000	Jefferies Group LLC, 6.875%, 4/15/2021	5,294,345

		107,453,093

	Building Materials — 0.6%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	14,759,300
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,134,900
3,900,000	Masco Corp., 7.125%, 3/15/2020	4,489,875
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,971,900
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,105,000
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(f)	4,095,470
35,980,000	Owens Corning, 7.000%, 12/01/2036	39,748,869

		75,305,314

	Cable Satellite — 1.2%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	864,875
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	992,063
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,451,744
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,447,200
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	16,220,482
3,175,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	1,912,937
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	21,484,413
4,835,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	4,292,063
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	139,714
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	54,418,920
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,713,980
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,192,500
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	19,792,500

		143,923,391

	Chemicals — 2.8%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	18,819,500
99,610,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	81,182,150
18,370,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	14,696,000
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	81,775,935
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	18,400,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	15,654,600
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	6,541,000
6,010,000	Hexion, Inc., 8.875%, 2/01/2018	4,116,850
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	2,451,960
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	6,705,650
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	86,596,800
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	619,500

		337,559,945

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 0.2%
$1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	$1,040,250
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,105,000
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,412,575

		18,557,825

	Consumer Cyclical Services — 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	683,400
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,417,500

		6,100,900

	Consumer Products — 0.1%
11,545,000	Avon Products, Inc., 8.700%, 3/15/2043	7,619,700

	Electric — 1.9%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	4,902,013
23,940,000	AES Corp. (The), 5.500%, 3/15/2024	23,401,350
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	9,815,794
39,663,703	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	43,992,401
53,165,829	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	50,142,820
1,472,717	CE Generation LLC, 7.416%, 12/15/2018	1,362,263
21,392,000	DPL, Inc., 6.750%, 10/01/2019	21,712,880
19,705,000	Dynegy, Inc., 7.625%, 11/01/2024	17,882,287
46,645,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	46,710,303
1,195,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,246,146
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,463,218
555,000	Enersis Americas S.A., 7.400%, 12/01/2016	574,570
471,256	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	471,256

		226,677,301

	Finance Companies — 4.8%
310,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	348,750
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	40,100,605
79,035,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	55,541,852
25,320,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	17,851,001
4,095,000	iStar, Inc., 4.875%, 7/01/2018	3,956,794
14,060,000	iStar, Inc., 5.000%, 7/01/2019	13,497,600
23,175,000	iStar, Inc., 5.850%, 3/15/2017	23,638,500
10,400,000	iStar, Inc., 7.125%, 2/15/2018	10,530,000
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	19,790,531
2,260,000	Navient Corp., 5.875%, 10/25/2024	1,915,350
19,155,000	Navient Corp., MTN, 6.125%, 3/25/2024	16,473,300
23,020,000	Navient LLC, 4.875%, 6/17/2019	22,214,300
22,945,000	Navient LLC, 5.500%, 1/25/2023	19,503,250
109,950(††)	Navient LLC, 6.000%, 12/15/2043	2,131,564
5,910,000	Navient LLC, MTN, 4.625%, 9/25/2017	5,976,488
7,780,000	Navient LLC, MTN, 5.500%, 1/15/2019	7,643,850
17,600,000	Navient LLC, MTN, 7.250%, 1/25/2022	16,456,000
2,160,000	Navient LLC, MTN, 8.000%, 3/25/2020	2,149,200

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$14,465,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	$14,248,025
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(f)	35,891,550
51,680,000	Springleaf Finance Corp., 5.250%, 12/15/2019	49,354,400
133,915,000	Springleaf Finance Corp., 7.750%, 10/01/2021	131,384,006
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	53,089,475
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,195,900

		573,882,291

	Food & Beverage — 0.0%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,111,800

	Government Owned – No Guarantee — 0.5%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	21,531,986
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	15,429,506
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	20,120,750

		57,082,242

	Healthcare — 2.6%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	1,825,200
7,680,000	HCA, Inc., 5.250%, 4/15/2025	7,910,400
1,925,000	HCA, Inc., 5.875%, 3/15/2022	2,083,813
40,686,000	HCA, Inc., 5.875%, 5/01/2023	42,669,442
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,985,500
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,673,820
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,910,050
44,143,000	HCA, Inc., 7.690%, 6/15/2025	47,453,725
32,745,000	HCA, Inc., 8.360%, 4/15/2024	36,510,675
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	17,080,200
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,156,440
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	957,388
1,495,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,502,475
29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	28,802,287
25,530,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	24,444,975
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,250,694

		310,217,084

	Home Construction — 0.9%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,398,500
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)	9,151,600
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	18,435,700
3,620,000	KB Home, 4.750%, 5/15/2019	3,606,425
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	45,960,350
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,453,800
10,305,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	10,227,713
195,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	193,781

		103,427,869

	Independent Energy — 1.3%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	529,862
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	423,597

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$7,550,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$5,322,750
6,930,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	4,660,425
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	7,631,250
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	477,400
4,945,000	California Resources Corp., 5.000%, 1/15/2020	1,137,350
81,805,000	California Resources Corp., 5.500%, 9/15/2021	17,997,100
11,240,000	California Resources Corp., 6.000%, 11/15/2024	2,529,000
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	458,500
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	21,588
6,505,000	Continental Resources, Inc., 3.800%, 6/01/2024	5,138,950
1,225,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,024,406
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	10,030,800
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	523,250
9,700,000	Halcon Resources Corp., 9.750%, 7/15/2020	1,721,750
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,027,110
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,430,750
1,545,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	1,178,062
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,112,640
3,000,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,610,000
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	11,592,612
17,187,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(g)	2,234,310
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	5,437,500
9,700,000	RSP Permian, Inc., 6.625%, 10/01/2022	9,554,500
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	9,670,320
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	5,593,000
8,241,000	SM Energy Co., 5.000%, 1/15/2024	5,704,338
22,844,000	SM Energy Co., 6.125%, 11/15/2022	16,653,276
801,000	SM Energy Co., 6.500%, 11/15/2021	590,738
2,522,000	SM Energy Co., 6.500%, 1/01/2023	1,778,010
6,283,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	439,810
45,515,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	3,527,412
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	7,510,162

		153,272,528

	Industrial Other — 0.1%
6,880,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	7,034,800

	Integrated Energy — 0.0%
5,385,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(f)(i)	915,450
3,125,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(f)(i)	531,250

		1,446,700

	Life Insurance — 0.9%
20,075,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	20,526,687
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,333,920
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	388,938

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$3,695,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	$2,706,588
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	20,196,000
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	7,363,300
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(f)	30,399,800
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(f)	10,128,589
2,894,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,345,397

		111,389,219

	Local Authorities — 1.2%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	79,209,523
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	68,025,911

		147,235,434

	Media Entertainment — 1.1%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,318,780
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	44,734,062
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	23,192,150
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,359,500
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,712,875
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	22,291,700
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,060,550
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,450,250
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	5,969,438

		133,089,305

	Metals & Mining — 1.7%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)(h)(i)	820
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,140,000
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	3,947,776
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	4,821,250
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,194,250
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,220,468
25,271,000	ArcelorMittal, 7.750%, 3/01/2041	21,606,705
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	22,944,513
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	7,869,294
23,112,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	9,707,040
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(i)	790,500
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	8,251,050
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	13,985,975
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	48,450,000
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	2,982,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,755,722
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	6,562,640
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	5,467,700
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	14,791,500
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,938,340

		201,427,543

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 0.4%
$8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	$9,703,508
23,179,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	22,396,709
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	414,100
3,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	3,163,673
9,440,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	9,416,400
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,265,129

		48,359,519

	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
4,316	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	3,324
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,158,866
27,074,409	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.137%, 5/13/2031, 144A(f)(j)	26,648,831
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.637%, 5/13/2031, 144A(f)(j)	12,658,090
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 3.087%, 5/13/2031, 144A(f)(j)	8,421,137
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.187%, 5/13/2031, 144A(f)(j)	15,813,267
35,060,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(j)	33,402,780
14,258,937	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	10,965,685
29,982,866	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(f)	28,099,942

		138,171,922

	Oil Field Services — 0.5%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	2,126,850
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	3,382,000
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(i)	4,589,025
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(i)	10,807,802
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	7,354,000
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,504,150
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	451,440
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,072,000
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	36,250
39,300,000	Transocean, Inc., 4.300%, 10/15/2022	21,713,250
1,500,000	Transocean, Inc., 6.500%, 11/15/2020	1,050,000
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	660,000
4,355,000	Transocean, Inc., 7.125%, 12/15/2021	2,939,625

		65,686,392

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Packaging — 0.0%
$1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	$1,170,412
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,549,419

		2,719,831

	Paper — 0.5%
9,240,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	12,170,300
20,045,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	27,405,323
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,143,762
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,064,792
10,100,000	WestRock MWV LLC, 8.200%, 1/15/2030	13,010,295
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,319,673

		63,114,145

	Property & Casualty Insurance — 0.4%
4,877,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	5,571,314
3,920,000	Loews Corp., 2.625%, 5/15/2023	3,866,606
12,510,000	MBIA Insurance Corp., 11.882%, 1/15/2033, 144A(d)(j)	4,315,950
5,020,000	Old Republic International Corp., 4.875%, 10/01/2024	5,221,829
10,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	10,339,580
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	2,962,500
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(e)	12,374,975

		44,652,754

	Railroads — 0.8%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(f)(j)	99,722,694
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(f)	1,102,538

		100,825,232

	Restaurants — 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,017,661

	Retailers — 0.8%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,648,842
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,719,774
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	11,558,563
3,335,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,376,687
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	22,391,740
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,857,400
9,000,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	9,247,500
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,683,679
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,518,115
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	545,925
24,860,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	19,763,700

		95,311,925

	Sovereigns — 2.4%
289,570,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	291,353,751

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 1.7%
$12,637,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/2022, 144A	$13,679,553
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	71,942,970
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	23,867,337
24,085,000	New Albertson’s, Inc., 8.000%, 5/01/2031	22,609,794
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,582,400
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,808,990
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	29,479,450
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	19,831,500

		200,801,994

	Supranational — 0.3%
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	18,822,581
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,833,120

		36,655,701

	Technology — 1.6%
4,881,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	3,197,055
78,595,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	83,507,187
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	33,382,025
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	56,788,861
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	15,112,430
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,565,100
180,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	229,623

		194,782,281

	Transportation Services — 0.2%
10,503,000	APL Ltd., 8.000%, 1/15/2024(f)	7,037,010
2,829,266	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	2,878,778
2,226,640	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(k)	2,276,740
1,374,422	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(c)	1,374,422
2,507,853	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(k)	2,583,089
1,864,358	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(c)	1,892,323

		18,042,362

	Treasuries — 22.6%
312,000,000	Canadian Government, 0.750%, 9/01/2020, (CAD)	241,497,009
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	23,090,642
80,645,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	64,534,628
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	7,100,409
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(g)	810,793
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(g)	715,306

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(g)	$2,563,370
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(g)	2,805,567
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(g)	3,704,537
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(g)	2,541,886
4,680,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(g)	2,982,740
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(g)	3,788,195
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(g)	2,546,893
9,710,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	56,820,233
9,930,439(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	60,361,221
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	27,736,292
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	49,714,229
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	179,248,259
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	21,018,084
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	161,239,384
252,700,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	189,294,047
175,365,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	142,761,919
458,725,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	63,974,362
836,485,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	105,395,877
658,049,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	89,569,481
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	34,647,491
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	12,209,510
3,842,906,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	21,344,140
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	9,616,119
4,496,156,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	26,904,498
100,000,000	U.S. Treasury Note, 0.250%, 5/15/2016	99,995,100
100,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	100,015,600
60,000,000	U.S. Treasury Note, 0.375%, 10/31/2016	59,967,180
100,000,000	U.S. Treasury Note, 0.500%, 7/31/2016	100,037,100
100,000,000	U.S. Treasury Note, 0.500%, 9/30/2016	100,039,100
325,000,000	U.S. Treasury Note, 0.500%, 11/30/2016	324,987,325
300,000,000	U.S. Treasury Note, 0.625%, 11/15/2016	300,234,300

		2,695,812,826

	Wireless — 0.8%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	16,148,184
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,551,612
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	22,659,930
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	4,898,450
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	15,394,275
8,200,000	Sprint Corp., 7.125%, 6/15/2024	6,088,500
23,641,000	Sprint Corp., 7.250%, 9/15/2021	18,055,814

		90,796,765

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — 4.3%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	$4,238,505
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	7,018,085
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	73,268,838
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	631,125
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,270,713
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,438,713
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	324,625
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	9,338,367
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	21,442,840
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,145,795
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	35,270,687
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,488,154
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,810,922
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	30,477,120
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,581,712
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	1,247,956
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	4,378,496
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	8,463,130
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	35,241,800
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,836,890
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,049,825
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,742,031
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,373,342
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	37,233,211
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,305,325
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	25,182,661
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,843,405
29,552,000	Verizon Communications, Inc., 2.450%, 11/01/2022	29,371,024
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,098,783
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,311,982
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	940,188
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	2,810,600

		513,176,850

	Total Non-Convertible Bonds (Identified Cost $9,545,572,646)	8,544,420,428

Convertible Bonds — 5.1%
	Building Materials — 0.2%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	8,488,920
19,486,000	KB Home, 1.375%, 2/01/2019	17,975,835

		26,464,755

	Chemicals — 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,910,391

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.1%
$4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$5,016,529

	Leisure — 0.2%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,484,466

	Midstream — 0.5%
63,121,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	25,248,400
49,165,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	31,096,862

		56,345,262

	Pharmaceuticals — 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,962,209

	Property & Casualty Insurance — 0.6%
55,110,000	Old Republic International Corp., 3.750%, 3/15/2018	68,267,512

	Technology — 3.5%
7,520,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	7,449,500
34,965,000	Ciena Corp., 0.875%, 6/15/2017	34,309,406
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,496,263
179,755,000	Intel Corp., 3.250%, 8/01/2039	285,922,797
5,377,024	Liberty Media LLC, 3.500%, 1/15/2031	5,000,552
10,915,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	10,048,622
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	40,643,800
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	10,480,094
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	11,259,056

		413,610,090

	Total Convertible Bonds (Identified Cost $530,559,427)	603,061,214

Municipals — 1.7%
	District of Columbia — 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	4,889,076

	Illinois — 0.4%
47,285,000	State of Illinois, 5.100%, 6/01/2033	44,218,568

	Michigan — 0.1%
12,220,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,177,512

	Puerto Rico — 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	43,931,250

	Virginia — 0.8%
123,115,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	99,001,696

	Total Municipals (Identified Cost $229,506,525)	203,218,102

	Total Bonds and Notes (Identified Cost $10,305,638,598)	9,350,699,744

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Loan Participations — 0.1%
	ABS Other — 0.1%
$13,523,122	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (f)(j) (Identified Cost $13,624,545)	$13,387,890

Senior Loans — 2.5%
	Automotive — 0.2%
22,082,287	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(j)	20,370,909
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(f)(j)	5,055,906

		25,426,815

	Chemicals — 0.4%
4,727,622	Ascend Performance Materials Operations LLC, Term Loan B, 6.750%, 4/10/2018(j)	4,315,137
5,499,921	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(j)	5,389,923
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(j)	5,594,121
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(j)	29,630,475

		44,929,656

	Construction Machinery — 0.3%
44,003,116	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(j)	36,082,555

	Consumer Cyclical Services — 0.5%
41,118,750	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(j)	25,493,625
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(f)(j)	29,025,000

		54,518,625

	Diversified Manufacturing — 0.1%
9,880,419	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(j)	4,470,890

	Finance Companies — 0.5%
58,107,081	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(j)	57,671,278

	Financial Other — 0.1%
13,011,371	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(j)	12,897,521

	Industrial Other — 0.1%
4,776,543	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(j)	4,545,693

	Media Entertainment — 0.0%
6,459,342	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(j)	2,079,133

	Natural Gas — 0.0%
10,088,429	Southcross Holdings Borrower LP, Term Loan B, 7.500%, 8/04/2021(i)(j)	1,034,064

	Oil Field Services — 0.0%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(j)	307,636
5,413,154	Paragon Offshore Finance Co., Term Loan B, 5.250%, 7/18/2021(f)(i)(j)	1,163,828
2,932,885	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(j)	1,654,646
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(f)(j)	1,182,446

		4,308,556

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Other Utility — 0.0%
$1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(j)	$1,200,650

	Property & Casualty Insurance — 0.0%
2,250,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(j)	2,218,906

	Retailers — 0.0%
2,829,809	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(j)	2,483,158

	Technology — 0.1%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(j)	3,900,786
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(f)(j)	6,702,703

		10,603,489

	Transportation Services — 0.0%
3,949,016	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(j)	3,554,114

	Wireless — 0.0%
3,384,615	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(j)	3,161,806

	Wirelines — 0.2%
7,766,818	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(j)	7,693,033
14,998,206	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(f)(j)	14,220,249
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(j)	1,599,068

		23,512,350

	Total Senior Loans (Identified Cost $363,988,227)	294,699,259

Shares
Common Stocks — 13.4%
	Airlines — 0.0%
38,455	United Continental Holdings, Inc.(d)	2,301,916

	Automobiles — 0.1%
274,135	General Motors Co.	8,616,063

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(d)	7,352,070

	Diversified Telecommunication Services — 2.0%
283,397	Hawaiian Telcom Holdco, Inc.(d)	6,673,999
607,219	Level 3 Communications, Inc.(d)	32,091,524
2,511,895	Telecom Italia SpA, Sponsored ADR	22,154,914
16,577,220	Telefonica S.A., Sponsored ADR	184,504,459

		245,424,896

	Electric Utilities — 0.1%
94,166	Duke Energy Corp.	7,597,313

	Energy Equipment & Services — 0.0%
220,216	Hercules Offshore, Inc.(d)	528,519

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 0.3%
477,725	KB Home	$6,821,913
549,450	Lennar Corp., Class A	26,571,402

		33,393,315

	Insurance — 0.5%
780,181	Prudential Financial, Inc.	56,344,672

	Metals & Mining — 0.3%
7,117,734	ArcelorMittal, (Registered)	32,599,222
226,878	Cliffs Natural Resources, Inc.(d)	680,634

		33,279,856

	Multi-Utilities — 0.0%
73,618	CMS Energy Corp.	3,124,348

	Oil, Gas & Consumable Fuels — 0.6%
846,398	Chesapeake Energy Corp.	3,487,160
5,351,804	Repsol YPF S.A., Sponsored ADR	60,528,903
257,805	Rex Energy Corp.(d)	198,072
141,249	Spectra Energy Corp.	4,322,219

		68,536,354

	Pharmaceuticals — 4.5%
8,514,190	Bristol-Myers Squibb Co.	543,886,457

	REITs – Apartments — 0.1%
290,904	Apartment Investment & Management Co., Class A	12,165,605

	REITs – Diversified — 0.0%
227,043	NexPoint Residential Trust, Inc.	2,971,993

	REITs – Shopping Centers — 0.0%
201,557	DDR Corp.	3,585,699
61,579	WP GLIMCHER, Inc.	584,385

		4,170,084

	Semiconductors & Semiconductor Equipment — 4.7%
17,300,541	Intel Corp.	559,672,501

	Trading Companies & Distributors — 0.1%
176,859	United Rentals, Inc.(d)	10,998,861

	Total Common Stocks (Identified Cost $1,390,041,258)	1,600,364,823

Preferred Stocks — 1.4%
Convertible Preferred Stocks — 1.2%
	Banking — 0.3%
19,062	Bank of America Corp., Series L, 7.250%	21,692,556
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,282,350

		31,974,906

	Communications — 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	508,426

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Electric — 0.1%
374,193	AES Trust III, 6.750%	$18,900,488

	Energy — 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	10,367,889

	Metals & Mining — 0.2%
906,807	Alcoa, Inc., Series 1, 5.375%	29,915,563

	Midstream — 0.2%
172,972	Chesapeake Energy Corp., 4.500%(d)	3,089,280
231,033	Chesapeake Energy Corp., 5.000%(d)	3,169,773
43,178	Chesapeake Energy Corp., 5.750%, 144A(d)	7,701,660
38,539	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	6,672,064

		20,632,777

	REITs – Diversified — 0.2%
29,153	Crown Castle International Corp., Series A, 4.500%	3,125,202
374,796	Weyerhaeuser Co., Series A, 6.375%	19,159,571

		22,284,773

	REITs – Health Care — 0.1%
116,700	Welltower, Inc., 6.500%	7,247,070

	REITs – Hotels — 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,214,280

	REITs – Mortgage — 0.0%
38,767	iStar, Inc., Series J, 4.500%	1,626,663

	Total Convertible Preferred Stocks (Identified Cost $235,051,318)	147,672,835

Non-Convertible Preferred Stocks — 0.2%
	Banking — 0.0%
4,680	Countrywide Capital IV, 6.750%	118,825

	Electric — 0.0%
393	Entergy New Orleans, Inc., 4.750%	39,607

	Finance Companies — 0.1%
39,200	iStar, Inc., Series E, 7.875%	858,480
39,300	iStar, Inc., Series F, 7.800%	886,215
10,425	iStar, Inc., Series G, 7.650%	235,084
101,175	SLM Corp., Series A, 6.970%	4,694,520

		6,674,299

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	478,966

	REITs – Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	2,008,466

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,472,598

	Total Non-Convertible Preferred Stocks (Identified Cost $14,571,130)	16,792,761

	Total Preferred Stocks (Identified Cost $249,622,448)	164,465,596

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	$3,073,590

Principal Amount (‡)
Short-Term Investments — 2.5%
$3,200,496	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at $3,200,496 on 4/01/2016 collateralized by $3,206,300 U.S. Treasury Note, 1.50% due 8/31/2018 valued at $3,264,583 including accrued interest (Note 2 of Notes to Financial Statements)	3,200,496
297,039,125	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $297,039,373 on 4/01/2016 collateralized by $163,520,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $165,768,400; $133,380,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $137,214,675 including accrued interest (Note 2 of Notes to Financial Statements)	297,039,125

	Total Short-Term Investments (Identified Cost $300,239,621)	300,239,621

	Total Investments — 98.3% (Identified Cost $12,633,385,007)(a)	11,726,930,523
	Other assets less liabilities — 1.7%	207,233,753

	Net Assets — 100.0%	$11,934,164,276

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2016, the net unrealized depreciation on investments based on a cost of $12,664,363,224 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$948,538,517
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,885,971,218)

	Net unrealized depreciation	$(937,432,701)

(b)	Illiquid security. At March 31, 2016, the value of these securities amounted to $41,489,600 or 0.3% of net assets.
(c)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $64,053,515 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Perpetual bond with no specified maturity date.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(f)	Illiquid security. At March 31, 2016, the value of these securities amounted to $377,543,387 or 3.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(k)	Maturity has been extended under the terms of a plan of reorganization.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $2,101,283,814 or 17.6% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	22.6%
Banking	5.9
Finance Companies	5.4
Technology	5.2
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.5
Wirelines	4.5
Chemicals	3.2
Airlines	3.0
Healthcare	2.6
Sovereigns	2.4
Metals & Mining	2.2
Electric	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	25.6
Short-Term Investments	2.5

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	75.0%
New Zealand Dollar	4.9
Mexican Peso	4.9
Canadian Dollar	4.5
Australian Dollar	3.4
Norwegian Krone	2.2
Other, less than 2% each	3.4

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments at cost	$12,633,385,007
Net unrealized depreciation	(906,454,484)

Investments at value	11,726,930,523
Cash	223,939
Foreign currency at value (identified cost $4,183,064)	4,217,464
Receivable for Fund shares sold	14,555,009
Receivable for securities sold	62,903,593
Dividends and interest receivable	158,148,800
Tax reclaims receivable	1,120,374

TOTAL ASSETS	11,968,099,702

LIABILITIES
Payable for Fund shares redeemed	26,238,968
Management fees payable (Note 5)	5,627,726
Deferred Trustees’ fees (Note 5)	1,030,647
Administrative fees payable (Note 5)	445,035
Payable to distributor (Note 5d)	106,143
Other accounts payable and accrued expenses	486,907

TOTAL LIABILITIES	33,935,426

NET ASSETS	$11,934,164,276

NET ASSETS CONSIST OF:
Paid-in capital	$12,788,374,451
Undistributed net investment income	28,040,158
Accumulated net realized gain on investments and foreign currency transactions	22,775,325
Net unrealized depreciation on investments and foreign currency translations	(905,025,658)

NET ASSETS	$11,934,164,276

See accompanying notes to financial statements.

|  26

Statement of Assets and Liabilities (continued)

March 31, 2016 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,663,833,197

Shares of beneficial interest	192,580,274

Net asset value and redemption price per share	$13.83

Offering price per share (100/95.50 of net asset value) (Note 1)	$14.44

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$3,629,974,862

Shares of beneficial interest	260,462,627

Net asset value and offering price per share	$13.94

Class N shares:
Net assets	$118,976,317

Shares of beneficial interest	8,609,757

Net asset value, offering and redemption price per share	$13.82

Class Y shares:
Net assets	$5,383,144,487

Shares of beneficial interest	389,564,043

Net asset value, offering and redemption price per share	$13.82

Admin Class shares:
Net assets	$138,235,413

Shares of beneficial interest	10,026,673

Net asset value, offering and redemption price per share	$13.79

See accompanying notes to financial statements.

27  |

Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$293,380,349
Dividends	49,327,058
Less net foreign taxes withheld	(1,743,117)

340,964,290

Expenses
Management fees (Note 5)	36,753,207
Service and distribution fees (Note 5)	23,656,960
Administrative fees (Note 5)	2,887,126
Trustees’ fees and expenses (Note 5)	134,215
Transfer agent fees and expenses (Note 5 and 6)	5,506,355
Audit and tax services fees	31,129
Custodian fees and expenses	468,798
Legal fees	107,570
Registration fees	146,581
Shareholder reporting expenses	389,261
Miscellaneous expenses	158,685

Total expenses	70,239,887

Net investment income	270,724,403

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	89,295,278
Foreign currency transactions	(438,313)
Net change in unrealized appreciation (depreciation) on:
Investments	(186,077,060)
Foreign currency translations	2,774,998

Net realized and unrealized loss on investments and foreign currency transactions	(94,445,097)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$176,279,306

See accompanying notes to financial statements.

|  28

Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
FROM OPERATIONS:
Net investment income	$270,724,403	$701,259,933
Net realized gain on investments and foreign currency transactions	88,856,965	687,439,162
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(183,302,062)	(2,577,296,247)

Net increase (decrease) in net assets resulting from operations	176,279,306	(1,188,597,152)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(53,550,300)	(147,603,925)
Class B(a)	(5,681)	(357,567)
Class C	(55,871,067)	(140,541,036)
Class N	(2,200,514)	(2,897,849)
Class Y	(117,473,551)	(326,016,878)
Admin Class	(2,344,196)	(4,780,012)
Net realized capital gains
Class A	(168,275,106)	(100,184,376)
Class B(a)	(25,900)	(473,223)
Class C	(223,566,427)	(120,460,405)
Class N	(6,479,496)	(1,367,218)
Class Y	(342,430,922)	(201,694,191)
Admin Class	(7,801,515)	(3,134,857)

Total distributions	(980,024,675)	(1,049,511,537)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(2,120,075,781)	(1,677,689,547)

Net decrease in net assets	(2,923,821,150)	(3,915,798,236)
NET ASSETS
Beginning of the period	14,857,985,426	18,773,783,662

End of the period	$11,934,164,276	$14,857,985,426

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$28,040,158	$(11,238,936)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

29  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$14.70		$16.75	$15.93	$15.30	$14.21	$14.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.64	0.58	0.65	0.72	0.77
Net realized and unrealized gain (loss)	(0.09)		(1.74)	0.90	0.76	1.21	(0.42)

Total from Investment Operations	0.21		(1.10)	1.48	1.41	1.93	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.57)	(0.62)	(0.78)	(0.84)	(0.83)
Net realized capital gains	(0.82)		(0.38)	(0.04)	—	—	—

Total Distributions	(1.08)		(0.95)	(0.66)	(0.78)	(0.84)	(0.83)

Net asset value, end of the period	$13.83		$14.70	$16.75	$15.93	$15.30	$14.21

Total return(b)	1.56	%(c)	(6.88)%	9.34%	9.43%	14.02%	2.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,663,833		$3,318,262	$4,408,257	$5,239,885	$5,155,287	$5,262,765
Net expenses	0.96	%(d)	0.94%	0.94%	0.95%	0.96%	0.95%
Gross expenses	0.96	%(d)	0.94%	0.94%	0.95%	0.96%	0.95%
Net investment income	4.22	%(d)	3.95%	3.44%	4.14%	4.84%	5.10%
Portfolio turnover rate	11%		23%	26%	22%	30%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$14.80		$16.85	$16.03	$15.39	$14.29	$14.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.52	0.45	0.54	0.61	0.66
Net realized and unrealized gain (loss)	(0.09)		(1.74)	0.90	0.76	1.23	(0.43)

Total from Investment Operations	0.16		(1.22)	1.35	1.30	1.84	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.45)	(0.49)	(0.66)	(0.74)	(0.71)
Net realized capital gains	(0.82)		(0.38)	(0.04)	—	—	—

Total Distributions	(1.02)		(0.83)	(0.53)	(0.66)	(0.74)	(0.71)

Net asset value, end of the period	$13.94		$14.80	$16.85	$16.03	$15.39	$14.29

Total return(b)	1.23	%(c)	(7.60)%	8.54%	8.61%	13.18%	1.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,629,975		$4,295,139	$5,390,222	$4,912,727	$5,064,186	$4,666,077
Net expenses	1.71	%(d)	1.69%	1.69%	1.70%	1.71%	1.70%
Gross expenses	1.71	%(d)	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income	3.48	%(d)	3.20%	2.68%	3.39%	4.08%	4.35%
Portfolio turnover rate	11%		23%	26%	22%	30%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.69		$16.73	$15.92	$15.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32		0.69	0.61	0.46
Net realized and unrealized gain (loss)	(0.09)		(1.73)	0.91	0.16

Total from Investment Operations	0.23		(1.04)	1.52	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.62)	(0.67)	(0.48)
Net realized capital gains	(0.82)		(0.38)	(0.04)	—

Total Distributions	(1.10)		(1.00)	(0.71)	(0.48)

Net asset value, end of the period	$13.82		$14.69	$16.73	$15.92

Total return	1.74	%(b)	(6.58)%	9.70%	4.01	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$118,976		$83,405	$57,752	$12,921
Net expenses	0.63	%(c)	0.62%	0.62%	0.63	%(c)
Gross expenses	0.63	%(c)	0.62%	0.62%	0.63	%(c)
Net investment income	4.61	%(c)	4.33%	3.62%	4.38	%(c)
Portfolio turnover rate	11%		23%	26%	22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$14.69		$16.73	$15.92	$15.29	$14.20	$14.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32		0.68	0.61	0.69	0.75	0.81
Net realized and unrealized gain (loss)	(0.09)		(1.73)	0.90	0.76	1.22	(0.43)

Total from Investment Operations	0.23		(1.05)	1.51	1.45	1.97	0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.61)	(0.66)	(0.82)	(0.88)	(0.86)
Net realized capital gains	(0.82)		(0.38)	(0.04)	—	—	—

Total Distributions	(1.10)		(0.99)	(0.70)	(0.82)	(0.88)	(0.86)

Net asset value, end of the period	$13.82		$14.69	$16.73	$15.92	$15.29	$14.20

Total return	1.70	%(b)	(6.65)%	9.63%	9.72%	14.31%	2.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,383,144		$7,018,369	$8,747,384	$4,789,322	$4,339,240	$2,807,777
Net expenses	0.71	%(c)	0.69%	0.69%	0.70%	0.71%	0.70%
Gross expenses	0.71	%(c)	0.69%	0.69%	0.70%	0.71%	0.70%
Net investment income	4.47	%(c)	4.21%	3.65%	4.39%	5.05%	5.35%
Portfolio turnover rate	11%		23%	26%	22%	30%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Net asset value, beginning of the period	$14.66		$16.70	$15.89	$15.27	$14.18	$14.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.60	0.53	0.61	0.67	0.73
Net realized and unrealized gain (loss)	(0.09)		(1.73)	0.90	0.75	1.23	(0.42)

Total from Investment Operations	0.19		(1.13)	1.43	1.36	1.90	0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.53)	(0.58)	(0.74)	(0.81)	(0.79)
Net realized capital gains	(0.82)		(0.38)	(0.04)	—	—	—

Total Distributions	(1.06)		(0.91)	(0.62)	(0.74)	(0.81)	(0.79)

Net asset value, end of the period	$13.79		$14.66	$16.70	$15.89	$15.27	$14.18

Total return	1.45	%(b)	(7.13)%	9.12%	9.12%	13.79%	1.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$138,235		$141,844	$139,423	$80,666	$49,486	$25,424
Net expenses	1.19	%(c)	1.19%	1.19%	1.20%	1.21%	1.21%
Gross expenses	1.19	%(c)	1.19%	1.19%	1.20%	1.21%	1.21%
Net investment income	4.00	%(c)	3.73%	3.15%	3.89%	4.52%	4.87%
Portfolio turnover rate	11%		23%	26%	22%	30%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Strategic Income Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 4.25% (4.50% prior to November 2, 2015). Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Class A, Class B, Class C, Class Y, and Admin Class, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require

35  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in

|  36

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities held by the Fund were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$377,543,387	3.2%	$64,053,515	0.5%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2016, the amount of income available to be distributed by the Fund was reduced by $143,058,484 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the

|  38

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, convertible bonds, paydown gains and losses, trust preferred securities, deferred Trustees’ fees, contingent payment debt instruments and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, return of capital distributions received, trust preferred securities, defaulted and/or non-income producing securities, contingent payment debt instruments and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2015 was as follows:

2015 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$660,241,145	$389,270,392	$1,049,511,537

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of March 31, 2016, unrealized depreciation on a tax basis was approximately as follows:

Unrealized depreciation
Investments	$(388,037,731)
Foreign currency translations	(547,966,144)

Total unrealized depreciation	$(936,003,875)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

f.  Loan Participations.  The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

|  40

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. Excess collateral in the amount of $2,521,386 related to terminated loans with a bankrupt borrower is held by State Street Bank on behalf of the Fund.

For the six months ended March 31, 2016, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no

41  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

|  42

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$11,461,813	$32,496,640	(b)	$43,958,453
Airlines	—	311,077,685	43,238,707	(c)	354,316,392
Chemicals	—	328,566,985	8,992,960	(d)	337,559,945
Finance Companies	2,131,564	571,750,727	—		573,882,291
Independent Energy	—	151,038,218	2,234,310	(c)	153,272,528
Non-Agency Commercial Mortgage-Backed Securities	—	110,071,980	28,099,942	(c)	138,171,922
Retailers	—	83,753,362	11,558,563	(d)	95,311,925
Transportation Services	—	7,037,010	11,005,352	(d)	18,042,362
All Other Non-Convertible Bonds(a)	—	6,829,904,610	—		6,829,904,610

Total Non-Convertible Bonds	2,131,564	8,404,662,390	137,626,474		8,544,420,428

Convertible Bonds(a)	—	603,061,214	—		603,061,214
Municipals(a)	—	203,218,102	—		203,218,102

Total Bonds and Notes	2,131,564	9,210,941,706	137,626,474		9,350,699,744

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Loan Participations(a)	$—	$—	$13,387,890	(c)	$13,387,890
Senior Loans(a)	—	294,699,259	—		294,699,259
Common Stocks(a)	1,600,364,823	—	—		1,600,364,823
Preferred Stocks
Convertible Preferred Stocks
Midstream	3,089,280	6,672,064	10,871,433	(c)	20,632,777
REITs – Mortgage	—	1,626,663	—		1,626,663
All Other Convertible Preferred Stocks(a)	125,413,395	—	—		125,413,395

Total Convertible Preferred Stocks	128,502,675	8,298,727	10,871,433		147,672,835

Non-Convertible Preferred Stocks
Electric	—	39,607	—		39,607
REITs – Office Property	—	2,008,466	—		2,008,466
REITs – Warehouse/Industrials	—	7,472,598	—		7,472,598
All Other Non-Convertible Preferred Stocks(a)	7,272,090	—	—		7,272,090

Total Non-Convertible Preferred Stocks	7,272,090	9,520,671	—		16,792,761

Total Preferred Stocks	135,774,765	17,819,398	10,871,433		164,465,596

Closed-End Investment Companies	3,073,590	—	—		3,073,590
Short-Term Investments	—	300,239,621	—		300,239,621

Total	$1,741,344,742	$9,823,699,984	$161,885,797		$11,726,930,523

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.

|  44

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or March 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$53,844,406	$—	$—	$(17,519,202)	$—
Airlines	46,132,152	—	—	(854,366)	—
Chemicals	—	149,210	—	(10,693,328)	—
Independent Energy	—	—	—	—	2,234,310
Metals & Mining	2,624,679	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	30,346,820	—	—	(2,129,744)	—
Oil Field Services	205,000	—	—	—	—
Retailers	11,273,545	20,069	—	264,949	—
Transportation Services	12,632,376	—	231,511	(340,530)	—
Loan Participations	13,995,223	—	(3,019)	(201,840)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(17,984,082)	—

Total	$171,054,201	$169,279	$228,492	$(49,458,143)	$2,234,310

45  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(3,828,564)	$—	$—	$32,496,640	$(19,096,396)
Airlines	(2,039,079)	—	—	43,238,707	(579,090)
Chemicals	—	19,537,078	—	8,992,960	(10,693,328)
Independent Energy	—	—	—	2,234,310	—
Metals & Mining	—	—	(2,624,679)	—	—
Non-Agency Commercial Mortgage-Backed Securities	(117,134)	—	—	28,099,942	(2,128,784)
Oil Field Services	—	—	(205,000)	—	—
Retailers	—	—	—	11,558,563	264,949
Transportation Services	(1,518,005)	—	—	11,005,352	(71,685)
Loan Participations	(402,474)	—	—	13,387,890	(202,848)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	28,855,515	—	10,871,433	(17,984,082)

Total	$(7,905,256)	$48,392,593	$(2,829,679)	$161,885,797	$(50,491,264)

Debt securities valued at $19,537,078 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $2,829,679 were transferred from Level 3 to Level 2 during the period ended March 31, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an

|  46

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

independent pricing service did not provide a reliable price for the securities. At March 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $28,855,515 were transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $270,618,281 and $3,690,595,229 respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $1,083,724,804 and $279,307,197 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

47  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
1.25%	2.00%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2016, the management fees for the Fund were $36,753,207 (effective rate of 0.56% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2016 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

|  48

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Also under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$3,681,158	$447	$4,909,635	$161,897	$1,343	$14,728,904	$173,576

For the six months ended March 31, 2016, NGAM Distribution refunded the Fund $11,679 of prior year Admin Class service fees paid to NGAM Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statement of Operations have been reduced by this amount.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

49  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the administrative fees for the Fund were $2,887,126.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $5,125,748.

As of March 31, 2016, the Fund owes NGAM Distribution $106,143 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2016 amounted to $236,435.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The

|  50

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Payment by Affiliates.  For the six months ended March 31, 2016, Loomis Sayles reimbursed the Fund $5,861 in connection with a trading error.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2016, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$1,241,996	$140	$1,659,510	$491	$2,545,322	$58,896

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

51  |

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2016, the Fund had no borrowings under this agreement.

Effective April 14, 2016, the line of credit with State Street Bank and Trust Company expired, and the Funds, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,725,822	$204,187,690	55,230,250	$895,787,000
Issued in connection with the reinvestment of distributions	12,653,940	173,646,499	12,108,946	193,880,215
Redeemed	(60,478,493)	(850,674,538)	(104,911,251)	(1,667,771,545)

Net change	(33,098,731)	$(472,840,349)	(37,572,055)	$(578,104,330)

Class B(a)
Issued from the sale of shares	2	$26	13,353	$217,477
Issued in connection with the reinvestment of distributions	2,043	28,399	34,044	554,036
Redeemed	(67,108)	(965,088)	(1,803,775)	(29,572,377)

Net change	(65,063)	$(936,663)	(1,756,378)	$(28,800,864)

Class C
Issued from the sale of shares	11,453,160	$159,658,206	28,023,664	$458,267,601
Issued in connection with the reinvestment of distributions	12,057,275	166,589,206	9,349,838	150,703,635
Redeemed	(53,183,239)	(751,904,442)	(67,101,029)	(1,075,601,545)

Net change	(29,672,804)	$(425,657,030)	(29,727,527)	$(466,630,309)

Class N
Issued from the sale of shares	3,680,214	$53,903,673	3,222,100	$51,850,092
Issued in connection with the reinvestment of distributions	582,146	7,975,476	254,881	4,061,246
Redeemed	(1,330,006)	(18,574,123)	(1,251,091)	(19,905,109)

Net change	2,932,354	$43,305,026	2,225,890	$36,006,229

Class Y
Issued from the sale of shares	60,622,781	$836,712,147	147,913,821	$2,394,839,842
Issued in connection with the reinvestment of distributions	24,198,505	332,000,342	23,049,791	368,639,532
Redeemed	(173,017,837)	(2,437,328,036)	(215,997,923)	(3,425,312,747)

Net change	(88,196,551)	$(1,268,615,547)	(45,034,311)	$(661,833,373)

Admin Class
Issued from the sale of shares	1,148,981	$15,930,735	2,751,269	$44,257,130
Issued in connection with the reinvestment of distributions	617,858	8,449,231	426,236	6,794,161
Redeemed	(1,416,747)	(19,711,184)	(1,850,865)	(29,378,191)

Net change	350,092	$4,668,782	1,326,640	$21,673,100

Increase (decrease) from capital share transactions	(147,750,703)	$(2,120,075,781)	(110,537,741)	$(1,677,689,547)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

53  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016